            As filed with the Securities and Exchange
                 Commission on October 25, 1995


                                       File No. 2-79807

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM N-1A


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.
                   Post-Effective Amendment No. 31              X
                             and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT
                      COMPANY ACT OF 1940

                   Amendment No. 29                             X


                    ALLIANCE MUNICIPAL TRUST
       (Exact Name of Registrant as Specified in Charter)
     1345 Avenue of the Americas, New York, New York  10105
       (Address of Principal Executive Office)  (Zip Code)

Registrant's Telephone Number, including Area Code:(800) 221-5672

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York 10105
             (Name and address of agent for service)

It is proposed that this filing will become effective (Check appropriate line)

      X  immediately upon filing pursuant to paragraph (b)
    _____
         on (date) pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of rule 485.

Registrant has registered an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 notice for its fiscal year ended June 30, 1995 was filed on August 29, 1995.

                       CROSS REFERENCE SHEET
                   (as required by Rule 404(c))

N-1A Item No.                             Location in Prospectuses
____________                              ________________________
                                            (Caption)
PART A

Item 1.    Cover Page                     Cover Page

Item 2.    Synopsis                       Expense Information

Item 3.    Financial Highlights           Financial Highlights

Item 4.    General Description of         Investment Objectives
           Registrant                     and Policies

Item 5.    Management of the Fund         Additional Information

Item 6.    Capital Stock and Other        Additional Information
           Securities

Item 7.    Purchase of Securities         Purchase and Redemption
           Being Offered                  of Shares; Additional
                                          Information

Item 8.    Redemption or Repurchase       Purchase and Redemption of
                                          Shares

Item 9.    Pending Legal Proceedings      Not Applicable

PART B                                    Location in Statements
                                          Of Additional Information
                                          ________________________
                                          (Caption)

Item 10.   Cover Page                     Cover Page

Item 11.   Table of Contents              Cover Page

Item 12.   General Information and        Management; General
           History                        Information

Item 13.   Investment Objectives and      Investment Objectives
           Policies                       and Policies; Investment
                                          Restrictions

Item 14.   Management of the Fund         Management

                       CROSS REFERENCE SHEET
                   (as required by Rule 404(c))


N-1A Item No.                             Location in Statements
_____________                             of Additional Information
                                          ________________________
                                          (Caption)

PART B (continued)


Item 15.   Control Persons and Principal  Management
           Holders of Securities

Item 16.   Investment Advisory and        Management
           Other Services

Item 17.   Brokerage Allocation           General Information

Item 18.   Capital Stock and Other        Daily Dividends -
           Securities                     Determination of Net Asset
                                          Value; General Information

Item 19.   Purchase, Redemption and       Purchase and Redemption
           Pricing of Securities          of Shares; Daily
           Being Offered                  Dividends-Determination of
                                          Net Asset Value

Item 20.   Tax Status                     Taxes

Item 21.   Underwriters                   General Information

Item 22.   Calculation of Performance     General Information
           Data

Item 23.   Financial Statements           Financial Statements;
                                          Report of Independent
                                          Accounts

--------------------------------------------------------------------------------

                              YIELD MESSAGES


 For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:
 [1][#] [1][#] [6][4][#]        for the General Portfolio,
 [1][#] [1][#] [4][9][#]       for the New York Portfolio,
 [1][#] [1][#] [3][0][#]     for the California Portfolio,
 [1][#] [1][#] [2][8][#]    for the Connecticut Portfolio,
 [1][#] [1][#] [9][2][#]     for the New Jersey Portfolio,
 [1][#] [1][#] [2][1][#]       for the Virginia Portfolio,
 [1][#] [1][#] [6][6][#]        for the Florida Portfolio.
 For non-touch-tone telephones, call toll-free (800) 221-9513.
--------------------------------------------------------------------------------

  The Fund, an open-end investment company with investment objectives of safety, liquidity and tax-free income, consists of the General Portfolio which is diversified, and the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios, each of which is non-diversified. Shares of the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios are offered only to residents of New York State, California, Connecticut, New Jersey, Virginia and Florida, respectively. This prospectus sets forth the in-formation about each Portfolio that a prospective investor should know before investing. Please retain it for future reference.

  An investment in the Fund is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of, or guaranteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share of each Portfolio.

  A "Statement of Additional Information," dated November 1, 1995, which provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call (800) 221-5672 or write Alliance Fund Services, Inc. at the address shown on page 12.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 (R)This registered service mark used under license from the owner, Alliance Capital Management L.P.

--------------------------------------------------------------------------------
 CONTENTS
 --------

  Expense Information.......................................................   2
  Financial Highlights......................................................   3
  Investment Objectives and Policies........................................   7
  Purchase and Redemption of Shares.........................................   9
  Additional Information....................................................  10

--------------------------------------------------------------------------------

 ALLIANCE

 MUNICIPAL

 TRUST

--------------------------------------------------------------------------------


                [LOGOOF ALLIANCE CAPITAL APPEARS HERE]


 PROSPECTUS
 NOVEMBER 1, 1995

 ALC64PRO

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

  The Fund has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING
 EXPENSES (AS A PERCENTAGE
 OF AVERAGE NET ASSETS,                GEN       NY        CA        CT        NJ        VA        FL
 AFTER EXPENSE                      PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO
 REIMBURSEMENT)                     --------- --------- --------- --------- --------- --------- ---------
  Management Fees................      .50%      .50%      .50%      .50%      .50%      .50%      .50%
  12b-1 Fees.....................      .25       .25       .25       .25       .25       .25       .25
  Other Expenses.................      .25       .25       .25       .25       .25       .25       .25
                                      ----      ----      ----      ----      ----      ----      ----
  Total Fund Operating Expenses..     1.00%     1.00%     1.00%     1.00%     1.00%     1.00%     1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                  ------ ------- ------- --------
             General Portfolio...  $10     $32     $55     $122
             NY Portfolio........  $10     $32     $55     $122
             CA Portfolio........  $10     $32     $55     $122
             CT Portfolio........  $10     $32     $55     $122
             NJ Portfolio........  $10     $32     $55     $122
             VA Portfolio........  $10     $32     $55     $122
             FL Portfolio........  $10     $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The expenses listed in the table for the General, NY, CA, CT, NJ, Virginia and Florida Portfolios are net of the contractual reimbursement by the Ad-viser described in this prospectus. The expenses of such Portfolios (except for the FL Portfolio which has not yet completed a full fiscal year), before expense reimbursements, would be: CT Portfolio: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.39% and Total Fund Operating Expenses--1.14%; NJ Portfolio: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.40% and Total Operating Expenses--1.15% and; VA Portfolio: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.35% and Total Operating Expenses--1.10%. For the
FL Portfolio, "Other Expenses" are based on estimated amounts for the current fiscal year. The example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (AUDITED
            WITH RESPECT TO EACH PORTFOLIO EXCEPT AMT--FLORIDA)
--------------------------------------------------------------------------------

  The following information, except with respect to AMT--Florida, has been au-dited by McGladrey & Pullen, LLP, the Fund's independent accountant, whose un-qualified report thereon (referring to Financial Highlights) appears in the Statement of Additional Information. The following information should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information. Further information about the Fund's per-formance is contained in the Fund's annual report, which is available without charge upon request.

                                                           GENERAL PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                                     YEAR ENDED JUNE 30,                      SIX MONTHS      YEAR ENDED DECEMBER 31,
                          -------------------------------------------------      ENDED      ------------------------------
                           1995       1994    1993    1992    1991    1990   JUNE 30, 1989   1988    1987    1986    1985
                          ------     ------  ------  ------  ------  ------  -------------  ------  ------  ------  ------
Net asset value,
 beginning of period....  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..    .028       .018    .020    .034    .046    .055       .030        .047    .041    .044    .049
 Net realized and
  unrealized loss on
  investments...........   (.003)       -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-     -0-
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
 Net increase in net
  asset value from
  operations............    .025       .018    .020    .034    .046    .055       .030        .047    .041    .044    .049
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
ADD: CAPITAL
 CONTRIBUTIONS
 Capital Contributed by
  the Adviser...........    .003        -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-     -0-
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....   (.028)     (.018)  (.020)  (.034)  (.046)  (.055)     (.030)      (.047)  (.041)  (.044)  (.049)
                          ------     ------  ------  ------  ------  ------     ------      ------  ------  ------  ------
 Net asset value, end of
  period................  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00  $ 1.00
                          ======     ======  ======  ======  ======  ======     ======      ======  ======  ======  ======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(a)..............    2.83%(c)   1.81%   2.05%   3.48%   4.71%   5.65%      6.13%(b)    4.81%   4.18%   4.50%   5.04%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in millions)..  $1,189     $1,134  $1,016    $914    $883    $798       $695        $633    $690    $794    $374
 Ratio to average net
  assets of:
 Expense, net of waivers
  and reimbursements....     .94%       .92%    .92%    .92%    .89%    .83%       .84%(b)     .83%    .80%    .80%    .85%
 Expense, before waivers
  and reimbursements....     .95%       .94%    .94%    .95%    .95%    .93%       .94%(b)     .93%    .90%    .90%    .95%
 Net investment
  income(d).............    2.78%      1.80%   2.02%   3.40%   4.57%   5.50%      5.96%(b)    4.69%   4.08%   4.31%   4.87%

-------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset during the period, and redemption on the last day of the period.

(b) Annualized.


(c) The capital contribution by the Adviser has no effect on total return.

(d) Net of expenses reimbursed or waived by the Adviser.

                                                              NEW YORK PORTFOLIO
                     -------------------------------------------------------------------------------------------------------------
                                                                                                YEAR ENDED
                                     YEAR ENDED JUNE 30,                        SIX MONTHS     DECEMBER 31,     OCTOBER 6, 1986(A)
                     --------------------------------------------------------      ENDED      ----------------          TO
                       1995      1994      1993      1992     1991     1990    JUNE 30, 1989   1988     1987    DECEMBER 31, 1986
                     --------  --------  --------  --------  -------  -------  -------------  -------  -------  ------------------
Net asset value,
 beginning of
 period..........    $   1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00        $ 1.00
                     --------  --------  --------  --------  -------  -------     -------     -------  -------       -------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
  income.........        .028      .018      .019      .034     .042     .051        .027        .041     .036          .008
                     --------  --------  --------  --------  -------  -------     -------     -------  -------       -------
LESS
 DISTRIBUTIONS
 Dividends from
  net investment
  income.........       (.028)    (.018)    (.019)    (.034)   (.042)   (.051)      (.027)      (.041)   (.036)        (.008)
                     --------  --------  --------  --------  -------  -------     -------     -------  -------       -------
 Net asset value,
  end of period..    $   1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00        $ 1.00
                     ========  ========  ========  ========  =======  =======     =======     =======  =======       =======
TOTAL RETURNS
 Total investment
  return based on
  net asset
  value(b).......        2.84%     1.77%     1.94%     3.47%    4.32%    5.26%       5.61%(c)    4.14%    3.71%         3.46%(c)
RATIOS/SUPPLEMENTAL
 DATA
 Net assets, end
  of period
  (000's
  omitted).......    $177,254  $162,839  $100,529  $100,476  $71,748  $62,536     $41,910     $41,335  $58,684       $78,462
 Ratio to average
  net assets of:
 Expenses, net of
  waivers and
  reimbursements.         .85%      .84%      .80%      .80%     .80%     .80%        .85%(c)    1.00%     .87%          .55%(c)
 Expenses, before
  waivers and
  reimbursements.        1.03%     1.08%     1.06%     1.12%    1.15%    1.18%       1.35%(c)    1.33%     .97%         1.05%(c)
 Net investment
  income(d)......        2.81%     1.77%     1.91%     3.35%    4.20%    5.13%       5.45%(c)    4.03%    3.62%         3.48%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                            CALIFORNIA PORTFOLIO
                          ----------------------------------------------------------------------------------------------
                                           YEAR ENDED JUNE 30,                                          JUNE 2, 1988(A)
                          ----------------------------------------------------------  SIX MONTHS ENDED      THROUGH
                            1995      1994      1993      1992      1991      1990     JUNE 30, 1989   DECEMBER 31, 1988
                          --------  --------  --------  --------  --------  --------  ---------------- -----------------
Net asset value,
 beginning of period....  $   1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00        $ 1.00           $ 1.00
                          --------  --------  --------  --------  --------  --------      --------         --------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..      .027      .018      .020      .032      .043      .050          .029             .030
                          --------  --------  --------  --------  --------  --------      --------         --------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....     (.027)    (.018)    (.020)    (.032)    (.043)    (.050)        (.029)           (.030)
                          --------  --------  --------  --------  --------  --------      --------         --------
 Net asset value, end of
  period................  $   1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00        $ 1.00           $ 1.00
                          ========  ========  ========  ========  ========  ========      ========         ========
TOTAL RETURNS
 Total investment return
  based on net asset
  value(b)..............      2.78%     1.83%     2.05%     3.26%     4.43%     5.17%         6.02%(c)         5.20%(c)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (000's
  omitted)..............  $236,479  $219,673  $156,200  $121,317  $111,957  $104,097      $242,124         $103,390
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements........       .93%      .93%      .93%      .95%     1.00%      .99%          .92%(c)          .89%(c)
 Expenses, before
  waivers and
  reimbursements........      1.01%     1.02%     1.02%     1.05%     1.10%     1.09%         1.02%(c)         1.10%(c)
 Net investment
  income(d).............      2.75%     1.82%     2.01%     3.18%     4.32%     5.03%         5.90%(c)         5.21%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                            CONNECTICUT PORTFOLIO
                          ---------------------------------------------------------------
                                    YEAR ENDED JUNE 30,                JANUARY 5, 1990(A)
                          -------------------------------------------       THROUGH
                           1995     1994     1993     1992     1991      JUNE 30, 1990
                          -------  -------  -------  -------  -------  ------------------
Net asset value,
 beginning of period ...   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          -------  -------  -------  -------  -------       -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..     .028     .017     .020     .033     .045          .026
                          -------  -------  -------  -------  -------       -------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....    (.028)   (.017)   (.020)   (.033)   (.045)        (.026)
                          -------  -------  -------  -------  -------       -------
 Net asset value, end of
  period................    $1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          =======  =======  =======  =======  =======       =======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(b)..............     2.78%    1.71%    2.00%    3.35%    4.57%         5.53%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's omitted).  $75,991  $57,314  $56,224  $54,751  $48,482       $27,945
Ratio to net assets of:
 Expenses, net of
  waivers and...........       80%     .77%     .70%     .58%     .44%          .19%(c)
 Expenses, before
  waivers and
  reimbursements........     1.21%    1.21%    1.16%    1.22%    1.16%         1.10%(c)
 Net investment
  income(d).............     2.77%    1.69%    1.97%    3.28%    4.39%         5.39%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.

(d) Net of expenses reimbursed or waived by the Adviser.

                                                    NEW JERSEY PORTFOLIO
                                              ---------------------------------
                                                            FEBRUARY 7, 1994(A)
                                               YEAR ENDED         THROUGH
                                              JUNE 30, 1995    JUNE 30, 1994
                                              ------------- -------------------
Net asset value, beginning of period.........      $1.00          $  1.00
                                                 -------          -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income.......................       .029             .008
                                                 -------          -------
LESS: DISTRIBUTIONS
 Dividends from net investment income........      (0.29)           (.008)
                                                 -------          -------
 Net asset value, end of period..............      $1.00            $1.00
                                                 =======          =======
TOTAL RETURNS
 Total investment return based on net asset
  value(b)...................................       2.93%            2.08%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)....    $74,133          $36,909
Ratio to average net assets of:
 Expenses, net of waivers and reimbursements.        .74%             .70%(c)
 Expenses, before waivers and reimbursements.       1.29%            1.93%(c)
 Net investment income(d)....................       2.98%            2.07%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.

(d) Net of expenses reimbursed or waived by the Adviser.

                                         VIRGINIA PORTFOLIO  FLORIDA PORTFOLIO
                                         ------------------ -------------------
                                         OCTOBER 25 1994(A) JULY 28, 1995(A) TO
                                              THROUGH        OCTOBER 17, 1995
                                           JUNE 30, 1995        (UNAUDITED)
                                         ------------------ -------------------
Net asset value, beginning of period....        $1.00             $  1.00
                                              -------             -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income...................         .023                .008
                                              -------             -------
LESS DISTRIBUTIONS
Dividends from net investment income....        (.023)              (.008)
                                              -------             -------
Net asset value, end of period..........        $1.00             $  1.00
                                              =======             =======
TAX RETURNS
Total investment return based on net as-
 set value (b)..........................         3.48%(c)            3.67%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omit-
 ted)...................................      $66,921             $18,065
Ratio to average net assets of:
 Expenses, net of waivers and reimburse-
  ments.................................          .44%(c)             .16%(c)
 Expenses, before waivers and reimburse-
  ments.................................         1.30%(c)            3.90%(c)
 Net investment income(d)...............         3.48%(c)            3.73%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period.
(c) Annualized.

(d) Net of expenses reimbursed or waived by the Adviser.

  From time to time the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of com-pounding, the dividends paid are assumed to be reinvested. Dividends for the General Portfolio for the seven days ended June 30, 1995, after expense reim-bursement, amounted to an annualized yield of 3.25%, equivalent to an effective yield of 3.30%. Dividends for the New York Portfolio for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.36%, equivalent to an effective yield of 3.42%. Absent expense reimbursement, the annualized yield for this period would have been 3.23%, equivalent to an effective yield of 3.29%. Dividends for the California Portfolio for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.18%, equivalent to an effective yield of 3.23%. Absent expense reimbursement, the annualized yield for this period would have been 3.13%, equivalent to an effective yield of 3.18%. Dividends for the Connecticut Portfolio for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.19%, equivalent to an effective yield of 3.24%. Absent expense reimbursement, the annualized yield for this period would have been 2.85%, equivalent to an effective yield of 2.90%. Dividends for the New Jersey Portfolio for the seven days ended June 30, 1995, after expense re-imbursement, amounted to an annualized yield of 3.23%, equivalent to an effec-tive yield of 3.28%. Absent expense reimbursement, the annualized yield for this period would have been 2.88%, equivalent to an effective yield of 2.93%. Dividends for the Virginia Portfolio for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 3.54%, equiva-lent to an effective yield of 3.60%. Absent expense reimbursement, the annualized yield for this period would have been 3.24%, equivalent to an effec-tive yield of 3.30%. The Florida Portfolio had not yet commenced operations as of June 30, 1995.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

  Alliance Municipal Trust (the "Fund") consists of seven distinct Portfolios, the General, New York, California, Connecticut, New Jersey, Virginia and Flor-ida Portfolios (each a "Portfolio"), each of which issues a separate class of shares. The investment objectives of each Portfolio are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income that is exempt from income taxation to the extent described below. As a matter of fundamental policy, each Portfolio, except the Florida Portfolio, pursues its objectives by investing in high quality municipal securities having remaining maturities of one year (397 days with respect to the New Jersey and Virginia Portfolios) or less, which maturities may extend to 397 days and, ex-cept when a Portfolio assumes a temporary defensive position, at least 80% of each such Portfolio's total assets will be invested in such securities (as op-posed to the taxable investments described below). The Florida Portfolio pur-sues its objectives by investing in high quality municipal securities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"), and, ex-cept when the Portfolio assumes a temporary defensive position, as a matter of fundamental policy, at least 80% of the Portfolio's total assets will be in-vested in municipal securities (as opposed to the taxable investments described above). While the fundamental policies described above and the "other fundamen-tal investment policies" identified below may not be changed for a Portfolio without the approval of its shareholders, the other investment policies set forth in this prospectus may be changed upon notice but without such approval. Normally, substantially all of each Portfolio's income will be tax-exempt as described below (e.g., for 1994, 100% of the income of each Portfolio was ex-empt from Federal income taxes; the Florida Portfolio had not yet been estab-lished). The average weighted maturity of each Portfolio cannot exceed 90 days. The Fund may in the future establish additional portfolios which may have dif-ferent investment objectives.

  The General Portfolio seeks maximum current income that is exempt from Fed-eral income taxes by investing principally in a diversified portfolio of high quality municipal securities. Such income may be subject to state or local in-come taxes.

  The New York Portfolio seeks maximum current income that is exempt from Fed-eral, New York state and New York City personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a port-folio of high quality municipal securities issued by New York state or its po-litical subdivisions.

  The California Portfolio seeks maximum current income that is exempt from Federal and California state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of California or its po-litical subdivisions.

  The Connecticut Portfolio seeks maximum current income that is exempt from Federal and Connecticut state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of Connecticut or its po-litical subdivisions.

  The New Jersey Portfolio seeks maximum current income that is exempt from Federal and New Jersey state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of New Jersey or its po-litical subdivisions. The New Jersey Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jersey personal income taxes [i.e. New Jersey municipal securities and obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Secu-rities")]. In addition, during periods when Alliance Capital Management L.P. (the "Adviser") believes that New Jersey municipal securities that meet the New Jersey Portfo-lio's standards are not available, it may invest a portion of its assets in securities whose interest payments are only federally tax-exempt.

  The Virginia Portfolio seeks maximum current income that is exempt from Fed-eral and Virginia state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

  The Florida Portfolio seeks maximum current income that is exempt from Fed-eral income tax and State of Florida intangible tax by investing not less than 65% of its total assets in a portfolio of high-qual-ity municipal securities issued by Florida or its political subdivisions.

  Each Portfolio of the Fund may invest without limitation in tax-exempt mu-nicipal securities subject to the alternative minimum tax (the "AMT").

  Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified pri-vate activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) inter-est on all tax-exempt obligations will be included in "adjusted current earn-ings" of corporations for AMT purposes. Such bonds have provided, and may con-tinue to provide, somewhat higher yields than other comparable municipal secu-rities. See below, "Daily Dividends, Other Distributions, Taxes."

  There can be no assurance that the Portfolios will achieve their investment objectives. Potential investors in the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios should consider the greater risk of the concentration of such Portfolios versus the safety that comes with less concentrated investments and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, includ-ing other states' issues, before making an investment decision. The Adviser believes that by maintaining each Portfolio's investments in liquid, short-term, high quality investments, each Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state. See the Statement of Additional Information for a more detailed discus-sion of the financial condition of New York, California, Connecticut, New Jer-sey, Virginia and Florida.

MUNICIPAL SECURITIES

  The municipal securities in which each Portfolio invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and in-terest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

  A Portfolio may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, ac-cordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 bil-lion. The letters of credit of any single bank in respect of all variable rate obligations will not cover more than 10% of a Portfolio's total assets.

  All of the Fund's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corpora-tion (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of compara-ble quality. Securities must also meet credit standards applied by the Advis-er.

  The Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversity, quality and maturity limitations imposed by the Rule. A more detailed description of Rule 2a-7 is set forth in the Fund's Statement of Additional Information.

  A Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise more than 5% of any Portfolio's net assets. A Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's custo-dian will maintain, in a separate account of the respective Portfolio, liquid high-grade debt securities having value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally ex-pressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to a Portfolio.

TAXABLE INVESTMENTS

  The taxable investments in which the Fund may invest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

OTHER FUNDAMENTAL INVESTMENT POLICIES

  To reduce investment risk, the General Portfolio may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state, and no Portfolio may invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of simi-lar-type projects; a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although (i) with respect to 25% of its total assets the General Portfolio may invest up to 10% per issuer, and (ii) the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios may invest 50% of their respective total as-sets in as few as four issuers (but no more than 25% of total assets in any one issuer); and a Portfolio may not purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

OPENING ACCOUNTS

  Instruct your Account Executive to open an account in the Fund in conjunc-tion with your brokerage account.

SUBSEQUENT INVESTMENTS

 A. BY CHECK THROUGH YOUR BROKERAGE FIRM

  Mail or deliver your check made payable to your brokerage firm to your Ac-count Executive who will deposit it into your brokerage account. Please indi-cate your account number on the check.

 B. BY SWEEP

  Your brokerage firm may offer an automatic "sweep" for the Fund in the oper-ation of brokerage cash accounts for its customers. Contact your Account Exec-utive to determine if a sweep is available and what the sweep parameters are.

REDEMPTIONS

 A. BY CHECKWRITING

  With this service, you may write checks made payable to any payee in any amount of $100 or more. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. You must first fill out the Signature Card, which you can obtain from your Account Executive. There is no additional charge for the checkwriting service. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment.

 B. BY SWEEP

  If your brokerage firm offers an automatic sweep service, the sweep will au-tomatically transfer from your Fund account sufficient cash to cover any debit balance that may occur in your cash account for any reason.

OPENING AN ACCOUNT DIRECTLY WITH THE FUND; SHAREHOLDER SERVICES

  If you wish to obtain an Application Form to open an account directly with the Fund or if you have any questions about the Form, purchasing shares or other Fund procedures, please telephone the Fund toll-free (800) 221-5672.

  For more information on the purchase and redemption of Fund shares, as well as shareholder services, see the Statement of Additional Information.


--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

 SHARE PRICE. Shares of each Portfolio are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is ex-pected to be constant at $1.00 per share, although this price is not guaran-teed. The net asset value of each Portfolio's shares is determined each busi-ness day at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share of a Portfolio is calculated by taking the sum of the value of that Port-folio's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees pay-able to the Adviser, are accrued daily.

 TIMING OF INVESTMENTS AND REDEMPTIONS. The Fund has two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments repre-sented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is received before or after 12:00 Noon. However, if you wish to have Federal funds wired the same day of your telephone redemption request, make sure that your request will be received by the Fund prior to 12:00 Noon.

 During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such diffi-culty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on page 12 of this prospectus. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably be-lieves to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

 Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.



 If your Fund shares are not maintained through a financial intermediary, pro-ceeds from any subsequent redemption by you of Fund shares that were purchased by check or electronic funds transfer will not be forwarded to you until the Fund is reasonably assured that your check or electronic funds transfer has cleared, up to fifteen days following the purchase date. If the redemption re-quest during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

 MINIMUMS. The Fund has minimums of $1,000 for initial investments, $100 for subsequent investments and a $500 minimum maintenance balance for each account. These minimums do not apply to shareholder accounts maintained through broker-age firms or other financial institutions, as such financial intermediaries may maintain their own minimums. The Fund imposes a service charge upon financial intermediaries to reflect the relatively higher costs of small accounts and small transactions; these intermediaries may in turn pass on such charges to affected accounts. Accounts not maintained through a financial intermediary are notified of low balances and required to increase their balance or be subject to liquidation of their account. See the Statement of Additional Information for further information.

 DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of each Portfolio is determined each business day at 4:00 p.m. (New York time) and is paid imme-diately thereafter pro rata to shareholders of that Portfolio of record via au-tomatic investment in additional full and fractional shares of that Portfolio in each shareholder's account. As such additional shares are entitled to divi-dends on following days, a compounding growth of income occurs.

 A Portfolio's net income consists of all accrued interest income on Portfolio assets less the Portfolio's expenses applicable to that dividend period. Real-ized gains and losses of a Portfolio are reflected in its net asset value and are not included in net income.

 Distributions to you out of tax-exempt interest income earned by each Portfo-lio are not subject to Fed-

eral income tax (other than the AMT), but, in the case of the General Portfo-lio, may be subject to state or local income taxes. Any exempt-interest divi-dends derived from interest on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal individual and corporate AMT. Distributions to residents of New York out of income earned by the New York Portfolio from New York municipal securities are exempt from New York state and New York City personal income taxes. Distributions to residents of California out of income earned by the California Portfolio from California mu-nicipal securities are exempt from California personal income taxes. Distribu-tions to individuals who are residents of Connecticut out of income earned by the Connecticut Portfolio from Connecticut municipal securities are exempt from Connecticut personal income taxes. Distributions to residents of New Jersey out of income earned by the New Jersey Portfolio from New Jersey municipal securi-ties or U.S. Government Securities are exempt from New Jersey state personal income taxes. Distributions from the New Jersey Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Cor-poration Income Tax payable by corporate shareholders. Distributions to resi-dents of Virginia out of income earned by the Virginia Portfolio from Virginia municipal securities or obligations of the United States or any authority, com-mission or instrumentality of the United States are exempt from Virginia indi-vidual, estate, trust, or corporate income tax. Dividends paid by the Florida Portfolio to individual Florida shareholders will not be subject to Florida in-come tax, which is imposed only on corporations. However, Florida currently im-poses an "intangible tax" at the rate of $2.00 per $1,000 taxable value of cer-tain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that the Florida Portfolio shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Florida Portfolio must, among other things, have its entire portfolio invested in U.S. Government securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by the Florida Portfolio to corporate shareholders will be subject to

Florida corporate income tax. Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to you as or-dinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time you may have held your shares. Distributions of short and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year just ended.

 THE ADVISER. The Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105 under an Advisory Agreement to provide invest-ment advice and, in general, to supervise the Fund's management and investment program, subject to the general control of the Trustees of the Fund. For the fiscal year ended June 30, 1995, the General, New York, California, Connecticut and New Jersey Portfolios each paid the Adviser an Advisory fee at an annual rate of .50 of 1%, .42 of 1%, .50 of 1%, .19 of 1% and .05 of 1%, respectively, of the average daily value of the net assets of each Portfolio. For the period ended June 30, 1995, the Adviser waived the advisory fee for the Virginia Port-folio. The Florida Portfolio pays an advisory fee at an annual rate of .50 of 1% of up to $1.25 billion of the average daily value of its net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, .46 of 1% of the next $1 billion of such assets and .45 of 1% of its average daily net as-sets in excess of $3 billion. The fee is accrued daily and paid monthly.

 Under a Distribution Services Agreement (the "Agreement"), the Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate average daily net assets. For the fiscal year ended June 30, 1995, the General, New York, California, Connecticut, New Jersey and Virginia Portfolios each paid the Adviser a distribution fee at an annual rate of .24 of 1%, .15 of 1%, .17 of 1%, .15 of 1%, .15 of 1% and .15 of 1%, respectively, of the average daily value of the net assets of each Portfolio. Substantially all such monies (to-gether with significant amounts from the Adviser's own resources) are paid by the Adviser to broker-dealers and other financial intermediaries for their dis-tribution assistance and to banks and other depository institutions for admin-istrative and accounting services provided to the Fund, with any remaining amounts being used to partially defray other expenses incurred by the Adviser in distributing Fund shares. The Fund believes that the administrative services provided by depository institutions are permissible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Fund or its shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regulations occur.

 The Adviser will reimburse the Fund to the extent that the combined net ex-penses of the Fund's Portfolios (including the Adviser's fee and expenses in-curred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

 CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Compa-ny, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus NJ 07096-1520 and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The transfer agent charges a fee for its services.

 FUND ORGANIZATION. The Fund is an open-end management investment company reg-istered under the Act. The Fund was reorganized as a Massachusetts business trust in April 1985, having previously been a Maryland corporation since forma-tion in January 1983. The Fund's activities are supervised by its Trustees. Normally, shares of each Portfolio are entitled to one vote, and vote as a sin-gle series on matters that affect the Portfolios in substantially the same man-ner. Massachusetts law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.

ALLIANCE CAPITAL                         ALLIANCE MUNICIPAL TRUST
________________________________________________________________

P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
________________________________________________________________


               STATEMENT OF ADDITIONAL INFORMATION
                        November 1, 1995

________________________________________________________________

                        TABLE OF CONTENTS

                                                       Page

Investment Objectives and Policies . . . . . . .         2

Investment Restrictions  . . . . . . . . . . . .        54

Management . . . . . . . . . . . . . . . . . . .        57

Purchase and Redemption of Shares  . . . . . . .        68

Additional Information . . . . . . . . . . . . .        72

Daily Dividends-Determination of Net Asset Value        75

Taxes  . . . . . . . . . . . . . . . . . . . . .        76

General Information  . . . . . . . . . . . . . .        79

Appendix A-Description of Municipal Securities .        84

Appendix B-Description of Securities Ratings . .        87

Financial Statements . . . . . . . . . . . . . .       89-143

Independent Auditor's Reports. . . . . . . . . .       103,

                                          112,120,127,135,143


    This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Fund's current Prospectus dated November 1, 1995. A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number shown above.

______________________________

(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

_________________________________________________________________

               INVESTMENT OBJECTIVES AND POLICIES
_________________________________________________________________


    Alliance Municipal Trust (the "Fund") is an open-end management investment company. The Fund consists of seven distinct Portfolios, the General Portfolio, the New York Portfolio, the California Portfolio, the Connecticut Portfolio, the New Jersey Portfolio, the Virginia Portfolio and the Florida Portfolio (each a "Portfolio"), each of which is, in effect, a separate fund issuing a separate class of shares. The investment objectives of each Portfolio are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income that is exempt from income taxation to the extent described below. As a matter of fundamental policy, each Portfolio, except the Florida Portfolio, pursues its objectives by investing in high-quality municipal securities having remaining maturities of one year (397 days with respect to the New Jersey and Virginia Portfolios), or less, which maturities may extend to 397 days and, except when a Portfolio assumes a temporary defensive position, at least 80% of each such Portfolio's total assets will be so invested. The Florida Portfolio pursues its objectives by investing in high quality municipal securities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"), and, except when the Portfolio assumes a temporary defensive position, as a matter of fundamental policy, at least 80% of the Portfolio's total assets will be invested in municipal securities. While no Portfolio may change the "fundamental" policies described above or the other fundamental investment policies described in a separate section below under "Investment Restrictions" without shareholder approval, the other investment policies set forth in this Statement of Additional Information may be changed by a Portfolio upon notice but without such approval. Normally, substantially all of each Portfolio's assets will generate tax-exempt income as described below; for example, in 1994, 100% of the income of each Portfolio (the Florida Portfolio had not yet been established) was exempt from Federal income taxes. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance, as is true with all investment companies, that any Portfolio will achieve its investment objectives.


    General Portfolio. To the extent consistent with its other investment objectives, the General Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-quality municipal securities. Such income may be subject to state or local income taxes.

    New York Portfolio. To the extent consistent with its other investment objectives, the New York Portfolio seeks maximum current income that is exempt from Federal, New York State and New York City personal income taxes by investing principally in a non-diversified portfolio of high-quality municipal securities issued by New York State or its political subdivisions. Except when the New York Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the New York Portfolio are offered only to New York State residents.

    California Portfolio. To the extent consistent with its other investment objectives, the California Portfolio seeks maximum current income that is exempt from both Federal income taxes and California personal income tax by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of California or its political subdivisions. Except when the California Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the California Portfolio are available only to California residents.

    Connecticut Portfolio. To the extent consistent with its other investment objectives, the Connecticut Portfolio seeks maximum current income that is exempt from Federal and Connecticut personal income taxes investing principally in a non-diversified portfolio of high-quality municipal securities issued by Connecticut or its political subdivisions. Except when the Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the Connecticut Portfolio are offered only to Connecticut residents.

    New Jersey Portfolio. To the extent consistent with its other investment objectives, the Portfolio seeks maximum current income that is exempt from Federal and New Jersey State personal income taxes by investing principally in a portfolio of high-quality municipal securities issued by the State of New Jersey or its political subdivisions. Except when the Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. The Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jersey personal income taxes [i.e. New Jersey municipal securities and obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities")]. In addition, during periods when Alliance Capital Management L.P., the Fund's Adviser, (the "Adviser") believes that New Jersey municipal securities that meet the Portfolio's standards are not available, the Portfolio may invest a portion of its assets in securities whose interest payments are only federally tax-exempt. Shares of the Portfolio are offered only to New Jersey residents.

    Virginia Portfolio. To the extent consistent with its other investment objectives, the Virginia Portfolio seeks maximum current income that is exempt from both Federal income taxes and Virginia personal income tax by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of Virginia or its political subdivisions. Except when the Virginia Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the Virginia Portfolio are available only to Virginia residents.

    Florida Portfolio. To the extent consistent with its other investment objectives, the Florida Portfolio seeks maximum current income that is exempt from both Federal income taxes and State of Florida intangible tax by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of Florida or its political subdivisions. Except when the Portfolio assumes Portfolio assumes a temporary defensive position, at least 65% of its total assets will be so invested. Shares of the Portfolio are available only to Florida residents.

    New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios. Apart from the risks associated with investment in any money market fund seeking tax-exempt income, such as default by municipal issuers and fluctuation in short-term interest rates, investors in the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios should consider the greater risks of each Portfolio's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of New York, California, Connecticut, New Jersey, Virginia and Florida issues, respectively, with those of more diversified portfolios, including other states' issues, before making an investment decision. Each of such Portfolios is a non-diversified investment company and, accordingly, the permitted concentration of investments may present greater risks than in the case of a diversified company. (See below "Special Risk Factors of Concentration in a Single State.")

    To the extent suitable New York, California, Connecticut, New Jersey, Virginia and Florida municipal securities, as applicable, are not available for investment by the respective Portfolio, the respective Portfolio may purchase municipal securities issued by other states and political subdivisions. The dividends designated as derived from interest income on such municipal securities generally will be exempt from Federal income taxes but, with respect to: (i) non-New York municipal securities owned by the New York Portfolio, will be subject to New York State and New York City personal income taxes; (ii) non-California municipal securities owned by the California Portfolio, will be subject to California personal income taxes; (iii) non-Connecticut municipal securities owned by the Connecticut Portfolio, will be subject to Connecticut personal income taxes;
(iv) non-New Jersey municipal securities owned by the Portfolio, will be subject to New Jersey personal income taxes; (v) non-Virginia municipal securities owned by the Virginia Portfolio, will be subject to Virginia personal income taxes and
(vi) non-Florida municipal securities owned by the Florida Portfolio, will be subject to Florida personal income taxes.

Municipal Securities

    The term "municipal securities," as used in the Prospectus and this Statement of Additional Information, means obligations issued by or on behalf of states, territories, and possessions of the United States or their political subdivisions, agencies and instrumentalities, the interest from which is exempt (subject to the alternative minimum tax) from Federal income taxes. The municipal securities in which the Fund invests are limited to those obligations which at the time of purchase:

    1.   are backed by the full faith and credit of the United
         States; or

    2. are municipal notes rated MIG-1/VMIG-1 or MIG-2/VMIG-2 by Moody's Investors Service, Inc. ("Moody's") or SP-1 or SP-2 by Standard and Poor's Corporation ("S&P"), or, if not rated, are of equivalent investment quality as determined by Alliance Capital Management L.P., the Fund's investment adviser (the "Adviser") and ultimately reviewed by the Trustees; or

    3. are municipal bonds rated Aa or higher by Moody's, AA or higher by S&P or, if not rated, are of equivalent investment quality as determined by the Adviser and ultimately reviewed by the Trustees; or

    4. are other types of municipal securities, provided that such obligations are rated Prime-1 by Moody's, A-1 or higher by S&P or, if not rated, are of equivalent investment quality as determined by the Adviser and ultimately reviewed by the Trustees. (See Appendix A for a description of municipal securities and Appendix B for a description of these ratings.)

Rule 2a-7 under the Act


    Each Portfolio of the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversity, quality and maturity limitations imposed by the Rule.

    Currently, pursuant to Rule 2a-7, each Portfolio of the Fund may invest only in "eligible securities," as that term is defined in the Rule. Generally, an eligible security is a security that
(i) is denominated in U.S. Dollars and has a remaining maturity of 397 days or less; (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO; and (iii) has been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. A security that originally had a maturity of greater than 397 days is an eligible security if the issuer has outstanding short-term debt that would be an eligible security. Unrated securities may also be eligible securities if the Adviser determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in Appendix B attached hereto.

    No Portfolio will invest 25% or more of its total assets in the securities of non-governmental issuers conducting their principal business activities in any one industry.

Alternative Minimum Tax

    Each Portfolio of the Fund may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT"). Under current Federal income tax law,
(1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such private activity bonds ("AMT-Subject Bonds") have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

    Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-Subject Bonds. AMT-Subject Bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject Bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of an AMT-Subject Bond is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-Subject Bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Fund assets may be invested.

Taxable Securities

    Although each Portfolio of the Fund is, and expects to be, largely invested in municipal securities, each Portfolio may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. Such taxable money market securities also are limited to remaining maturities of 397 days or less at the time of a Portfolio's investment, and such Portfolio's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less. Taxable money market securities purchased by a Portfolio are limited to those described below:

    1.   marketable obligations of, or guaranteed by, the United
         States Government, its agencies or instrumentalities; or

    2. certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation; or

    3. commercial paper of prime quality rated A-1 or higher by S&P or Prime-1 by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA or higher by S&P, or Aa or higher by Moody's. (See Appendix B for a description of these ratings.)

Repurchase Agreements

    Each Portfolio may also enter into repurchase agreements pertaining to the types of securities in which it may invest. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Each Portfolio requires continuous maintenance of collateral in an amount equal to, or in excess of, the market value of the securities which are the subject of the agreement. In the event that a vendor defaulted on its repurchase obligation, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, the Portfolio might be delayed in selling the collateral. Repurchase agreements may be entered into with member banks of the Federal Reserve System (including the Fund's Custodian) or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. It is each Portfolio's current practice to enter into repurchase agreements only with such primary dealers and its Custodian, and the Fund has adopted procedures for monitoring the creditworthiness of such organizations.
Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the vendor of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

Reverse Repurchase Agreements

     Each Portfolio may enter into reverse repurchase agreements, which involve the sale of securities held by such Portfolio with an agreement to repurchase the securities at an agreed upon price, date and interest payment, although no Portfolio has entered into, nor has any plans to enter into, such agreements.

Variable Rate Obligations

    The interest rate payable on certain municipal securities in which a Portfolio may invest, called "variable rate" obligations,is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate municipal security is adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of a Portfolio to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of a variable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal securities enhances the ability of a Portfolio to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount. The payment of principal and interest by issuers of certain municipal securities purchased by a Portfolio may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets a Portfolio's investment quality requirements.

    Variable rate obligations purchased by a Portfolio may include participation interests in variable rate industrial development bonds that are backed by irrevocable letters of credit or guarantees of banks that meet the criteria for banks described above in "Taxable Securities." Purchase of a participation interest gives a Portfolio an undivided interest in certain such bonds. A Portfolio can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of such Portfolio's participation interest in the instrument, plus accrued interest, but will do so only (i) as required to provide liquidity to such Portfolio, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks retain portions of the interest paid on such variable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. No single bank will issue its letters of credit with respect to variable rate obligations or participation interests therein covering more than 10% of the total assets of a Portfolio. A Portfolio will not purchase participation interests in variable rate industrial development bonds unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by such Portfolio from the bonds in which it holds participation interests is exempt from Federal income taxes. The Adviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by such Portfolio on the basis of published financial information,rating agency reports and other research services to which the Adviser may subscribe.

Standby Commitments

    A Portfolio may purchase municipal securities together with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "standby commitment," and the aggregate price which such Portfolio pays for securities with a standby commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Portfolio acquires standby commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, each Portfolio's policy is to enter into standby commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

    The acquisition of a standby commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Standby commitments acquired by a Portfolio are valued at zero in determining net asset value. Where a Portfolio pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of a Portfolio's portfolio of securities.

When-Issued Securities

    Municipal securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month after the purchase of municipal bonds and notes. During the period between purchase and settlement, no payment is made by a Portfolio to the issuer and, thus, no interest accrues to such Portfolio from the transaction. When-issued securities may be sold prior to the settlement date, but a Portfolio makes when-issued commitments only with the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's Custodian will maintain,in a separate account of each Portfolio, cash, U.S. Government or other liquid high-grade debt securities, having value equal to, or greater than, such commitments. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, a Portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from the available cash flow. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time a Portfolio makes the commitment to purchase a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in determining its net asset value. No when-issued commitments will be made if, as a result, more than 15% of a Portfolio's net assets would be so committed.


General

    Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. (An increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.
There can be no assurance, as is true with all investment companies, that a Portfolio's objectives will be achieved. The achievement of a Portfolio's investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which a Portfolio invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Securities and Exchange Commission, although there have been proposals which would require registration in the future. Each Portfolio generally will hold securities to maturity rather than follow a practice of trading. However, a Portfolio may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in securities markets.)

    Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of, and interest on, its municipal securities may be materially affected.

    Except as otherwise provided above, each Portfolio's investment objectives and policies are not designated
"fundamental policies" within the meaning of the Act and may, therefore, be changed without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

    Effective November 1, 1991, the Fund's former name of
Alliance Tax-Exempt Reserves was changed to Alliance Municipal
Trust.

Special Risk Factors of Concentration in a Single State

    The primary purpose of investing in a portfolio of a single state's municipal securities is the special tax treatment accorded that state's resident individual investors. However, payment of interest and preservation of principal is dependent upon the continuing ability of the state's issuers and/or obligors of its state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the concentration of the New York, California, Connecticut, New Jersey, Virginia or Florida Portfolio (individually, a "State Portfolio") versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, including other states' issues, before making an investment decision. The Adviser believes that by maintaining each State Portfolio's investment portfolio in liquid, short-term, high-quality investments, including the participation interests and other variable rate obligations that have credit support such as letters of credit from major financial institutions, the State Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state.

    The following summaries are included for the purpose of providing a general description of credit and financial conditions of New York, California, Connecticut, New Jersey, Virginia and Florida are based on information from official statements made available in September 1992 in connection with the issuance of certain securities and does not purport to be complete. While the Fund has not undertaken to independently verify such information, it has no reason to believe that such information is not correct in all material aspects. These summaries do not provide specific information regarding all securities in which the Fund is permitted to invest and in particular do not provide specific information on the private business entities whose obligations support the payments on AMT-Subject Bonds.

NEW YORK PORTFOLIO

Seasonal Borrowings of the State

    The State's financial practices require it to issue TRANs, with maturities of one year or less, each spring. Such notes are issued primarily because the State makes nearly one-half of its local assistance payments during the first quarter of its fiscal year but receives taxes and revenues at a more even rate throughout its fiscal year. In June 1990, June 1991, April 1992 and May 1993, the State borrowed $4.1 billion, $3.9 billion, $2.3 billion and $850 million, respectively, to meet its short-term needs. The State issued $4.1 billion in TRANs in April 1990. As part of the gap-closing program for the 1990-91 fiscal year, $905 million of deficit TRANs were issued to the public on February 28, 1991 and paid on December 30, 1991 and $176.5 million of deficit TRANs were issued to the State's Short-Term Investment Pool on March 29, 1991 and paid on January 17, 1992. As part of the gap-closing program for the 1991-92 fiscal year $531 million of deficit TRANs were issued to the public on March 30, 1992. The state issued $2.3 billion in TRANs on April 28, 1992. In order to fund its day-to-day operations and certain local assistance payments to its municipalities and local school districts, the State issued $850 million in TRANs on May 4, 1993. All of which were fully retired on December 31, 1993. The Division of the Budget expects the State to meet its cash flow needs in its 1994-95 Fiscal Year without the issuance of TRANs.

New York Local Government Assistance Corporation

    In June 1990, legislation was enacted creating the "New York Local Government Assistance Corporation" (the "Corporation"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. Over a period of the next several years, the issuance of those long-term obligations, which will be amortized over no more than 30 years, is expected to result in eliminating the need for continuing short-term seasonal borrowing for those purposes, because the timing of local assistance payments in future years will correspond more closely with the State's available cash flow. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by the Corporation, except in cases where the Governor and the legislative leaders have certified both the need for additional borrowing and a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of February 28, 1994 LGAC had issued its bonds to provide net proceeds of $3.716 billion and has been authorized to issue its bonds to provide net proceeds of up to an additional $140 million during the State's 1993-94 year. The Governor has recommended up to $315 million in additional LGAC bond issuances in the 1994-95 fiscal year.

Recent Developments

    A national recession commenced in mid-1990. The downturn continued throughout the State's 1990-91 fiscal year and was followed by a period of weak economic growth during the 1991 and 1992 calendar years. For calendar year 1993, the economy grew faster than in 1992, but still at a very moderate rate, as compared to other recoveries. Moderate economic growth is expected to continue in calendar year 1994 at a slightly faster rate than in 1993. The recession has been more severe in the State than in other parts of the nation, owing to a significant retrenchment in the financial services industry, cutbacks in defense spending, and an overbuilt real estate market. The forecast made by the Division of the Budget for the overall rate of growth of the national economy during calendar year 1994 is similar to the "consensus" of a widely followed survey of forecasters.

    The 1993-94 State Financial Plan is based on an economic projection that the State will perform more poorly than the nation as a whole. Although real gross domestic product grew modestly during calendar year 1992 and is expected to show increased growth in calendar year 1993, preliminary data indicate that the State's economy, as measured by employment, began to grow during the first part of calendar year 1993. The recovery is expected to continue in calendar year 1994, with employment growing more rapidly, on average, than in the previous calendar year. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, Federal financial and monetary policies, the availability of credit and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience worse-than-predicted results in the 1994-95 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

1994-95 Fiscal Year

    The Governor presented the recommended Executive Budget for the State's 1994-95 fiscal year on January 18, 1994 and amended it on February 17, 1994. The Recommended 1994-95 State Financial Plan projects a balanced General Fund, with receipts and transfers from other funds projected at $33.422 billion, including $339 million carried over from the surplus anticipated for the State's 1993-94 fiscal year. Disbursements and transfers to other funds are projected at $33.399 billion and, in addition, the Financial Plan includes a $23 million repayment to the State's Tax Stabilization Reserve Fund. The Division of Budget projects that at the close of the State's 1994-95 fiscal year, the balance in the Tax Stabilization Reserve Fund will be $157 million. The balance available in the Contingency Reserve Fund on April 1, 1994 is projected by the division of the Budget at $311 million.

    The 1994-95 Executive Budget follows a General Fund cash-basis surplus in the State's 1992-93 fiscal year and a projected General Fund cash-basis surplus for the State's 1993-94 fiscal year. The Recommended 1994-95 Financial Plan is predicated on modest growth in the State economy. According to the Division of the Budget it includes limited use of nonrecurring moneys, and is balanced without the use of significant cost-cutting measures such as layoffs of service reductions. In addition, the Recommended 1994-95 Financial Plan does not require an intra-year note issuance for cash flow purposes (a "spring borrowing").

    Major revenue actions recommended in the 1994-95 Executive Budget include tax and fee reductions ($210 million); preservation of revenues currently received ($1.244 billion), primarily through deferral of a scheduled personal income tax rate reduction; additional revenue measures ($58 million), resulting primarily from the collection of unredeemed deposits on bottles and cans; increased lottery revenues due to changes proposed in lottery games ($130 million); and enhanced revenue collection and enforcement measures ($49 million).

    Major programmatic recommendations include a $198 million increase in school aid (on a school year basis), $185 million in statutory Medicaid cost-containment initiatives, additional State takeover of local government Medicaid costs amounting to $110 million, funding for new programs to fight crime and spur economic development, increased funding for community-based mental hygiene programs consistent with legislation passed in the 1993 Legislative session, and productivity initiatives which constrain the cost of operating State government.

    There can be no assurance that the Legislature will enact the Executive Budget as proposed, nor can there be any assurance that the Legislature will enact a budget for the State's 1994-95 fiscal year prior to the beginning of such fiscal year. In recent years, the Legislature has failed to enact a budget prior to the beginning of the State's fiscal year. A protracted delay in legislative enactment of the State's 1994-95 fiscal year budget may reduce the effectiveness of several of the actions proposed. The 1994-95 State Financial Plan, when formulated after enactment of the budget, would have to take into account any reduced saving arising from any late budget enactment.

    There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

1993-94 Fiscal Year

    The Governor released the recommended Executive Budget for the 1993-94 fiscal year on January 19, 1993 and amended it on February 18, 1993. The recommended 1993-94 State Financial Plan projected a balanced General Fund. General Fund receipts and transfers from other funds were projected at $31.556 billion, including $184 million expected to be carried over from the 1993-94 fiscal year. Disbursements and transfers to other funds were projected at $31.489 billion, not including a $67 million repayment to the State's Tax Stabilization Reserve Fund.

    The 1993-94 State Financial Plan projects General Fund receipts and transfers from other funds at $32.367 billion and disbursements and transfers to other funds at $32.300 billion. Excess receipts of $67 million will be used for a required repayment to the State's Tax Stabilization Reserve Fund. In comparison to the recommended 1993-94 Executive Budget, the 1993-94 State budget, as enacted, reflects increases in both receipts and disbursements in the General Fund of $811 million.

    The $811 million increase in projected receipts reflects (i) an increase of $487 million, from $184 million to $671 million, in the positive year-end margin at March 31, 1993, which resulted primarily from improving economic conditions and higher-than-expected tax collections, as described below in this Part 9, (ii) an increase of $269 million in projected receipts, $211 million resulting from the improved 1992-93 results and the expectation of an improving economy and the balance from improved auditing and enforcement measures and other miscellaneous items, (iii) additional payments of $200 million from the Federal government to reimburse the State for the cost of providing indigent medical care, and (iv) the payment of an additional $50 million of personal income tax refunds in the 1992-93 fiscal year which would otherwise have been paid in fiscal year 1993-94; offset by
(v) $195 million of revenue-raising recommendations in the Executive Budget that were not enacted and thus are not included in the 1993-94 State Financial Plan.

    The $811 million increase in projected disbursements reflects
(i) an increase of $252 million in projected school-aid payments, after applying projected receipts from the State Lottery allocated to school aid, (ii) an increase of $194 million in projected payments for Medicaid assistance and other social service programs, (iii) additional spending on the judiciary ($56 million) and criminal justice ($48 million), (iv) a net increase in projected disbursements for all other programs and purposes, including mental hygiene and capital projects, of $161 million, after reflecting certain re-estimates in spending, and (v) the transfer of $100 million to a newly-established contingency reserve.

    As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994 the State entered into a settlement agreement with Delaware. The State made an immediate $35 million payment to Delaware and agreed to make annual payments of $33 million in each of the next five fiscal years. In return, Delaware has agreed to withdraw its claims and its request for summary judgment. Litigation continues with respect to the other parties and the State may be required to make additional payments during the State's 1993-94 fiscal year.

    On November 16,1993, the Court of Appeals, the State's highest court, affirmed the decision of the Appellate Division (Third Department) of the State's Supreme Court in three actions (McDermott, et al. v. Regan, et al., Puma, et al. v. Regan, et al., and Guzdek, et al. v. Regan, et al.) declaring unconstitutional certain legislation enacted in 1990. That legislation mandated a change in the actuarial funding method for determining contributions by the State and its local governments to the State and local retirement systems from the aggregate cost
(AC) method, previously used by the Comptroller, to the projected unit credit (PUC) method, and it required the application of the surplus reported under the PUC method as a credit to employer contributions. As a result, contributions to the retirement systems have been significantly reduced since the State's 1990-91 fiscal year. The Court of Appeals held, among other things, that the State Constitution, which prohibits the benefits of membership in the retirement systems from being impaired or diminished, was violated because the PUC legislation impaired "the means designed to assure benefits to public employees by depriving the Comptroller of his personal responsibility to maintain 'the security and sources of benefits' of the pension fund." As a result of this decision, the Comptroller has developed a plan to return to the AC method and to restore prior funding levels of the retirement systems. The Comptroller expects to achieve this objective in a manner that, consistent with his fiduciary responsibilities, will neither require the State to make additional contributions in its 1993-94 fiscal year nor materially and adversely affect the financial condition of the State thereafter. The Comptroller's plan calls for a return to the AC method, using a four-year phase-in in the New York State and Local Employees' Retirement System (ERS), with State AC contributions to ERS capped at a percentage of payroll that increases each year during the phase-in. Although State contributions under the plan are expected to be lower during the phase-in period than they would have been if the AC method were reinstated immediately, they are expected to exceed PUC levels by $30 million in fiscal 1994-95, $63 million in fiscal 1995-96, $116 million in fiscal 1996-97, and $193 million in fiscal 1997-
98. The excess over PUC levels is expected to peak at $241 million in fiscal 1998-99, when State contributions under the Comptroller's plan are first projected to exceed levels that would have been required by an immediate return to the AC method. The excess over PUC levels is projected to decline after fiscal 1998-99, and, beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than PUC requirements would have been.

1992-93 Fiscal Year

    For its 1992-93 fiscal year the State had a balanced budget on a cash basis with a positive margin of $671 million in the General Fund that was deposited in the refund reserve account. After reflecting the 1992-1993 year-end deposit to the refund reserve account, reported 1992-93 General Fund receipts were $45 million higher than originally projected in April 1992. The 1991-92 fiscal year had been the fourth consecutive year in which the State incurred a cash-basis operating deficit in the General Fund and issued deficit TRANs, and the favorable performance during the 1992-93 fiscal year was primarily attributable to personal income tax collections that were more than $700 million higher than originally projected (before reflecting the refund reserve transaction).

State Financial Practices: GAAP Basis

    Historically, the State has accounted for, reported and budgeted its operations on a cash basis. The State currently formulates a financial plan which includes all funds required by generally accepted accounting principles ("GAAP"). The State as required by law, continues to prepare its financial plan and financial reports on the cash basis of accounting as well. The State Comptroller reported that, on a GAAP basis, the State's General Fund showed an operating deficit of $1.035 billion in the 1990-91 fiscal year and operating surpluses of $1.668 billion in the 1991-92 fiscal year and $2.065 billion in the 1992-93 fiscal year. In the 1991-92 fiscal year the State had an audited GAAP General Fund operating surplus of $1.668 billion, after reflecting the $1.6 billion benefit to General Fund operating results arising from the 1991-92 Corporation bond sales.

    The Governor's 1994-95 Executive Budget contains an update to the GAAP-basis 1993-94 State Financial Plan, which is based on the cash basis 1993-94 State Financial Plan. The update shows a General Fund operating surplus of $249 million. For all governmental funds, the update reflects an overall surplus of $427 million, including the General Fund operating surplus of $249 million and operating surpluses of $144 million in Special Revenue Funds, $15 million in Capital Projects Funds and $19 million in Debt Service Funds.

    The Governor's 1994-95 Executive Budget includes a projection of the GAAP-basis 1994-95 State Financial Plan. The projection shows a General Fund operating deficit of $13 million. For all governmental funds, the projection reflects a deficit of $15 million, including the General Fund operating deficit of $13 million and operating deficits of $28 million in Special Revenue Funds and $4 million in Debt Service Funds, partially offset by an operating surplus of $30 million in the Capital Projects Funds. The General Fund projection was revised on February 17, 1994 and now reflects a $7 million operating surplus. Projections of the other funds were not revised.

    The use of New York Local Government Assistance Corporation bond proceeds to make payments to local governmental units, otherwise made by the State, reduces the State's future liabilities. Therefore, the projected 1993-94 General Fund GAAP-basis operating surplus reflected above includes $575 million and the 1994-95 General Fund GAAP-basis operating deficit reflected above includes $315 million, to reflect payment by the Corporation to local governmental units.

Economic Overview

    The State is the second most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. This transition reflects a national trend.

    The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business.

    During the recession of 1982-83, the State's economy in most respects performed better than that of the nation. However, in the calendar years 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation. The unemployment rate in the State dipped below the national rate in the second half of 1981 and had generally remained lower until 1991. The total employment growth rate in the State has been below the national average since 1984. Total personal income in the State has risen slightly faster than the national average every year since 1983, with the exception of 1984, 1985, 1990, 1991 and 1992.

    The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, may have contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

    To stimulate the State's economic growth, the State has developed programs, including the provision of direct financial assistance by State-related sources, designed to assist businesses to expand existing operations located within the State and to attract new businesses to the State. Local industrial development agencies raised an aggregate of approximately $7.5 billion in separate tax-exempt bond issues through December 31, 1991. There are currently 132 county, city, town and village agencies. No new agencies have been established since 1987. In addition, the New York State Urban Development Corporation ("UDC") is empowered to issue, subject to approval by the Public Authorities Control Board, bonds and notes on behalf of private corporations for economic development projects. The State has also established the New York Insurance Exchange which permits insurers and individual investors to combine to compete with Lloyd's of London in the underwriting of large primary and reinsurance risks. The State has also taken advantage of certain changes in Federal bank regulations to establish a free international banking zone in the City.

    In 1987, the State enacted a major personal income tax reduction and reform program and also reduced the tax rate on corporation income. In addition, the State has provided various tax incentives to encourage business relocation and expansion. These programs include direct tax abatement from local property taxes for new facilities (subject to locality approval) and investment tax credits that are applied against the State corporation franchise tax. Furthermore, legislation passed in 1986 authorizes the creation of up to 40 "economic development zones" in economically distressed regions of the State. Businesses in these zones are provided a variety of tax and other incentives to create jobs and make investments in the zones. Ten zones were designated in 1987 and another nine were designated in 1988. The State, however, in its 1989-90, 1990-91 and 1991-92 fiscal years substantially increased taxes and fees to help close projected budget gaps in those years, and since 1990-91, delayed and restructured the remainder of the personal income tax reduction program originally enacted in 1987. Under legislation enacted with the 1993-94 budget, the rules for calculating tax liability for the 1993 tax year will be the same as those for the 1992 tax year (deferring for a fourth year a previously scheduled tax reduction), and the tax reduction program will be frozen at current rates. Also, in July 1991 State legislation was enacted to phase out the benefit of graduated income tax tables for taxpayers with adjusted gross income above $100,000. Legislation proposed with the 1994-95 recommended Executive Budget would indefinitely postpone the personal income tax rate reduction.

State Authorities

    The fiscal stability of the State is related to the fiscal stability of the Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. As of September 30, 1993 there were 18 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $63.5 billion as of September 30, 1993, of which approximately $8.2 billion was moral obligation debt and approximately $7.7 billion was moral obligation debt and approximately $19.3 billion was financed under lease-purchase or contractual-obligation financing arrangements.

    Moral obligation financing generally involves the issuance of debt by an Authority to finance a revenue-producing project or other activity, and that debt is secured by project revenues and statutory provisions of the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. Under lease-purchase or contractual-obligation financing arrangements, Authorities and certain municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to cover debt service and amortization of the obligations through the receipt of rental or other contractual payments made by the State. The State has also entered into a payment agreement with the New York Local Government Assistance Corporation. State lease-purchase or contractual-obligation financing arrangements involve a contractual undertaking by the State to make payments to an Authority, municipality or other entity, but the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State also participates in the issuance of certificates of participation in a pool of leases entered into by the State's Office of General Services on behalf of several State departments and agencies. The State has also participated in the issuance of certificates of participation for the acquisition of real property which represent proportionate interests in lease payments to be paid by the State.

    Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This assistance is expected to continue to be required in future years.

    Several Authorities have, in the past experienced financial difficulties. Certain Authorities continue to experience financial difficulties, requiring financial assistance from the State.

    The Metropolitan Transportation Authority (the "MTA") oversees New York City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). Through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority, the MTA operates certain commuter rail and bus lines in the New York metropolitan area. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended and will continue to depend for operating support upon a system of State, local government and TBTA support and, to the extent available, Federal operating assistance, including loans, grants and operating subsidies.

    The TA and the commuter railroads, which are on a December 31 fiscal year, ended 1993 with their budgets balanced on a cash basis. The TA had an estimated closing cash balance of approximately $39 million.

    Over the past several years the State has enacted several taxes--including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1% regional sales and use tax-- that provide revenues for mass transit purposes, including assistance to the MTA. The surcharge, which expires in November 1995, yielded approximately $533 million in calendar year 1993, of which the MTA was entitled to receive approximately 90 percent, or approximately $480 million. These amounts include some receipts resulting from a change in State law to require taxpayers to make estimated payments on their surcharge liabilities. In addition, in March 1987, legislation was enacted that creates an additional source of recurring revenues for the MTA. This legislation requires that the proceeds of a one-quarter of 1% mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region that heretofore had been paid to the State of New York Mortgage Agency be deposited in a special MTA fund. These tax proceeds may be used by the MTA for either operating or capital (including debt service) expenses. The March 1987 legislation also requires the MTA to pay $25 million annually from its existing recurring mortgage recording tax revenues, of which $20 million is to be paid to the State for highway purposes in the Metropolitan Transportation Region, except in New York City, to the extent revenues are available therefor, and the remaining $5 million of which is to be paid to certain counties in the Metropolitan Transportation Region.

    For 1993, the TA originally projected a budget gap of approximately $266 million. The MTA Board approved an increase in TBTA tolls which took effect January 31, 1993. Since the TBTA operating surplus helps subsidize TA operations, the January toll increase on TBTA facilities, and other developments, reduced the projected gap to approximately $241 million.

    Legislation passed in April 1993 relating to the MTA's 1992-1996 Capital Program reflected a plan for closing this gap without raising fares. A major element of the plan provides that the TA receive a significant share of the petroleum business tax which will be paid directly to MTA for its agencies. The plan also relies on certain City actions that have not yet been taken. The plan also relies on MTA and TA resources projected to be available to help close the gap.

    For 1994 the TA currently projects that it will end the year with a $77.6 million cash surplus.

    If any of the assumptions used in making these projections prove incorrect, the TA's gap could grow, and the TA would be required to seek additional State assistance, raise fares or take other actions.

    Two serious accidents in December 1990 and August 1991, which caused fatalities and many injuries, have given rise to substantial claims for damages against both the TA and the City.

Capital Program

    In 1981, the Legislature authorized procedures for the adoption, approval and amendment of a five-year plan for the capital program designed to upgrade the performance of the MTA's transportation systems and to supplement, replace and rehabilitate facilities and equipment. The Legislature also granted certain additional bonding authorization for the capital program.

    On April 5, 1993, the Legislature approved, and the Governor subsequently signed into law, legislation authorizing a five-year$9.56-billion capital plan for the MTA for 1992-1996. The MTA has submitted a 1992-1996 Capital Program based on this legislation for the approval of the MTA Capital Program Review Board (the "CPRB"), as State law requires. Such plan was approved by the CPRB on December 17,1993. The 1992-1996 Capital Program succeeds two previous five-year capital programs of the periods covering 1982-1986 and 1987-1991. The 1987-1991 Capital Program totaled approximately $8.0 billion, including $6.2 billion for TA capital projects.

    The 1992-1996 Capital Program supersedes a one-year program adopted in 1992. State budget legislation for the 1992-93 fiscal year had required the MTA to submit a one-year capital program for 1992 instead of a five-year program. The one-year program, which contained $1.635 billion of projects for transit and commuter facilities combined, was approved by the CPRB in May 1992, but the five-year program for 1992-1996, required to be submitted subsequently by the MTA as an amendment to the one-year plan, was disapproved without prejudice by the CPRB in December 1992.

    There can be no assurance that all the necessary governmental actions for a 1992-96 Capital Program will be taken, that funding sources currently identified will not be decreased or eliminated, or that the Program, or parts thereof, will not be delayed or reduced. Furthermore, the MTA has been named as a respondent in a lawsuit challenging the constitutionality of certain State borrowing practices. If the Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional State assistance.

Certificates of Participation

    The New York Portfolio may invest at times in certificates of participation which represent proportionate interests in certain lease or other payments made by the State with respect to equipment or real property of the departments or agencies of the State. Such payments are subject to annual appropriation by the Legislature and the availability of money to the State for making such payments.

New York City

    The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City's independently audited operating results for each of its 1981 through 1993 fiscal years, which ended on June 30, show a General Fund surplus reported in accordance with GAAP. The City has eliminated the cumulative deficit in its net General Fund position. In addition, the City's financial statements for the 1993 fiscal year received an unqualified opinion from the City's independent auditors, the eleventh consecutive year the City has received such an opinion.

    In response to the City's fiscal crisis in 1975, the State took a number of steps to assist the City in returning to fiscal stability. Among these actions, the State created the Municipal Assistance Corporation for the City of New York ("MAC") to provide financing assistance to the City. The State also enacted the New York State Financial Emergency Act for The City of New York (the "Financial Emergency Act") which, among other things, established the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs. The State also established the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities.

    The City operates under a four-year financial plan which is prepared annually and is periodically updated. On June 30, 1986, the Control Board's powers of approval over the City's financial plan were suspended pursuant to the Financial Emergency Act. However, the Control Board, MAC and OSDC continue to exercise various monitoring functions relating to the City's financial position. The City submits its financial plans as well as the periodic updates to the Control Board for its review.

    Estimates of the City's revenues and expenditures are based on numerous assumptions and are subject to various uncertainties. If expected Federal or State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from the State.

    In August 1993, the City adopted and submitted to the Control Board for its review a four-year Financial Plan covering fiscal years 1994 through 1997 (the "Financial Plan"). The Financial Plan was based on the City's fiscal year 1994 expense budget adopted June 14, 1993 as well as certain changes incorporated subsequent to the budget adoption process. On November 23, 1993, the City adopted and submitted to the Control Board for its review a first-quarter modification to the Financial Plan (the "November Modification") incorporating various re-estimates of revenues and expenditures. For fiscal year 1994, the November Modification includes additional resources stemming primarily from the City Comptroller's fiscal year 1993 annual audit, savings from a reduction in prior years' accrued expenditures, and higher State and Federal aid resulting from claims by the City for reimbursement of various social services costs. These resources were used to fund new needs in the November Modification including higher costs in the uniformed agencies, at the Board of Education (the "BoE") and for certain social services, the unlikelihood of the sale of the Off-Track Betting Corporation (the "OTB"), and lower estimates of miscellaneous and other revenues. After taking these adjustments into account, the November Modification projects a balanced budget for fiscal year 1994, based upon revenues of $31.585 billion. For fiscal years 1995,1996 and 1997, the November Modification projects budget gaps of $1.730 billion, $2.513 billion and $2.699 billion, respectively. These gaps are higher by about $450 million in fiscal year 1995 and by about $700 million in each of fiscal years 1996 and 1997 than in the Financial Plan, primarily on account of the nonrecurring value of the fiscal year 1994 revenue adjustments, the loss of certain one-time resources funding BoE fiscal year 1994 spending needs, and the reclassification of anticipated State aid from the baseline revenue estimates to the gap-closing program. To offset these larger gaps, the November Modification relies on additional City, State and other actions.

    On December 1, 1993, a three-member panel appointed by the Mayor to address City structural budget imbalance released a report setting forth its findings and recommendations. In its report, the panel noted that budget imbalance is likely to be greater than the City projected in the November Modification by $225 million in fiscal year 1995, rising to nearly $1.5 billion in fiscal year 1997. The report provided a number of options that the City should consider in addressing the structural balance issue such as severe cuts in City-funded personnel levels, increases in residential property taxes and the sales tax, and the imposition of bridge tolls and solid waste collection fees. The report also noted that additional State actions will be required in many instances to allow the City to cut its budget without grave damage to basic services.

    On December 21, 1993, OSDC issued a report reviewing the November Modification. The report noted that while the outlook for fiscal year 1994 has improved since August, it will be necessary for the City to manage its budget aggressively in order to stay on course for budget balance this year. The report noted that the November Modification's estimates of revenues and expenditures could fall short of expectations by $234 million, including $126 million in higher expenditures than budgeted by the City to support the Health and Hospitals Corporation and $50 million in higher than budgeted expenditures for overtime in the uniformed services. The report noted that the November Modification includes a general reserve of $281 million, $181 million more than the statutory requirement, to cover unforeseen contingencies. The report concluded that the reserve should be sufficient to offset problems remaining for fiscal year 1994 identified in the report but cautioned that the City should take further actions to generate additional resources so that it can make the reserve available to help balance the fiscal year 1995 budget.

    For fiscal years 1995 through 1997, the report expressed concern that the gaps identified by the City in the November Modification are the largest as a percentage of City-fund revenues that the City has faced at this point in the fiscal year since budget balance in accordance with GAAP was first achieved in fiscal year 1981. The report concluded that the City must first scrutinize its tax and cost structure to enhance revenues and reduce costs, considering tax increases or service cuts to be a final resort, and that areas to improve productivity and economic development must be explored. The report noted that the revised Financial Plan to be released in February, based on the

Preliminary Budget for fiscal year 1995, will be the new City administration's first opportunity to present a credible plan to balance next year's budget and to move the city towards fiscal stability.

    On December 21, 1993, the staff of the Control Board issued its report on the November Modification. The report states that the plan is now more realistic in terms of the gaps it portrays and the solutions it offers. However, the solutions are mostly limited to fiscal year 1994 while the gap for fiscal year 1995 has been increased by $450 million. Beginning in fiscal year 1995, budget gaps average over $2 billion annually. Therefore, the staff recommends that prompt action to replace many current-year one-shots with recurring savings is critical. The staff advocates a vigorous and effective strategy to restructure revenues and expenditures, accompanied by a convincingly detailed plan of implementation. The report focuses attention on the need for the City to closely examine its capital spending priorities, including appropriate funding for ongoing maintenance, implementation of a stretch-out of capital commitments, and development of a written debt policy. In addition, the report notes that administrative other-than-personal-service expenditures have not shared in past spending reductions and must begin to do so and that the City must assemble a coherent labor policy that integrates productivity initiatives with wage increases and headcount reductions. The report concludes that the actions taken in the next few months are critical to reverse the expansion that has occurred since the fiscal year 1994 budget was adopted.

    On February 2, 1994, the Mayor presented to the City Council and the Control Board a mid-year modification to the Financial Plan (the "February Modification"). The February Modification projects a balanced budget for fiscal year 1994, based upon revenues of $31.735 billion, including a general reserve of $198 million. For fiscal years 1995, 1996 and 1997, the February Modification projects budget gaps of $2.261 billion, $3.167 billion and $3.253 billion respectively, and assumes no wage and salary increases beyond the expiration of current labor agreements which expire in fiscal years 1995 and 1996. These gaps have grown since November by about $530 million is fiscal year 1995, and $650 million and $550 million in fiscal years 1996 and 1997, respectively, owing in large part to lower estimates of real property tax revenues. To close the budget gap projected for fiscal year 1995, the February Modification includes a gap-closing program that consists of the following major elements:
(i) an agency program of $1.048 billion; (ii) fringe benefit and pension savings of $400 million; (iii) an intergovernmental aid package of $400 million; (iv) a workforce reduction program of $144 million; and (v) the assumption of a $234 million surplus roll from fiscal year 1994. Implementation of many of the gap-


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

closing initiatives requires the cooperation of the municipal labor unions, the City Council and the State and Federal governments. The February Modification also includes a tax reduction program, with most of the financial impact affecting the later years of the Plan period.

    OSDC and the staff of the Control Board are expected to issue reports commenting on their reviews of the February Modification.

    The City requires certain amounts of financing for seasonal and capital spending purposes. The City has issued $1.75 billion of notes for seasonal financing purposes during fiscal year 1994, which the City currently estimates will satisfy such requirements for the fiscal year. The City's capital financing program projects long-term financing requirements of approximately $16.6 billion for the City's fiscal years 1994 through 1997 before taking into account capital program reductions totalling $3.2 billion proposed by the Mayor on July 2, 1993. The major capital requirements include expenditures for the City's water supply and sewage disposal systems, roads, bridges, mass transit, schools, hospitals and housing. In addition to financing for new purposes, the City and the New York City Municipal Water Finance Authority have issued refunding bonds totalling $1.8 billion in fiscal year 1994.

Other Localities

    Certain localities in addition to the City could have financial problems leading to requests for additional State assistance during the State's 1993-94 and 1994-95 fiscal years and thereafter. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements in the State's 1993-94 and 1994-95 fiscal years.

    Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the State Legislature to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

Certain Municipal Indebtedness

    Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1992, the total indebtedness of all localities in the State was approximately $35.2 billion, of which $19.5 billion was debt of the City (excluding $5.9 billion in the debt of The Municipal

Assistance Corporation for the City of New York). A small portion (approximately $71.6 million) of the $35.2 billion of indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such debt financing is outstanding. Seventeen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1992.

    In 1992, an unusually large number of local government units requested authorization for deficit financings. According to the Comptroller, nine local government units were authorized to issue deficit financing in the aggregate amount of $131.1 million, including Nassau County for $65 million in six-year deficit bonds and Suffolk County for $36 million in six-year deficit bonds. The current session of the Legislature may receive as many or more requests for deficit-financing authorizations as a result of deficits previously incurred by local governments. Although the Comptroller has indicated that the level of deficit financing requests in 1992 was unprecedented, in 1993 five localities were authorized to issue only $5.5 million in deficit financing indebtedness. Such developments are not expected to have a material adverse effect on the financial condition of the State.

    Certain proposed Federal expenditure reductions would reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. The longer-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect certain localities and require increasing State assistance in the future.

Litigation

    The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts,alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws.

    Adverse developments in those proceedings or the initiation of new proceedings could affect adversely the financial condition of the State in the 1993-94 and 1994-95 fiscal years or thereafter. Although other litigation is pending against the State, no current litigation involves the State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects the State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

CALIFORNIA PORTFOLIO

Constitutional Limits on Spending and Taxes

    Certain California (the "State") constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of the State's municipal securities to pay interest and principal on municipal securities.

    Article XIII B. On November 6, 1979, the State's voters approved Proposition 4, which added Article XIII B to the California Constitution. Pursuant to Article XIII B, the State is subject to an annual appropriations limit (the "Appropriations
Limit").

    Article XIII B was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. (See "Proposition 98" below.) "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by the entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subsidies to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds.

    Debt service costs for certain bonds, and revenues derived from new taxes such as increased cigarette and tobacco taxes are expressly exempted from the Appropriations Limit. In addition, the Appropriations Limit may be exceeded in certain emergency situations.

    The State's yearly Appropriations Limit is based on the limit for the prior year with annual adjustments for changes in

California per capita personal income and population and any transfers of financial responsibility of providing services to or from another unit of government.

    As originally enacted in 1979, the Appropriations Limit was based on 1978-79 fiscal year authorizations to expend proceeds of taxes and was adjusted annually to reflect changes in cost of living and population. Starting in the 1990-91 Fiscal Year, the Appropriations Limit was recalculated by taking the actual 1986-87 limit and applying the annual adjustments as if Proposition 111 had been in effect.

    Proposition 98. On November 8, 1988, voters approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level, and the operation of the State Appropriations Limit, primarily by guaranteeing local schools and community colleges ("K-14 schools") a minimum share of General Fund revenues. Under Proposition 98 (as modified by "Proposition 111" which was enacted on June 5, 1990), K-14 schools are guaranteed the greatest of (a) in general, a fixed percent of General Fund revenues (the "first test"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to California per capita personal income) and enrollment (the "second test"), or (c) a third test, which would replace the second test in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in California per capita personal income. Under the third test, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If the third test is used in any year, the difference between the third test and the second test would become a "credit" to schools in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 Fiscal Year, implementing Proposition 98, determined the K-14 schools' funding guarantee under the first test to be 40.3 percent of the General Fund Tax revenues, based on 1986-87 appropriations. However, that percent has been adjusted to 34 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools. This change is subject to a legal challenge.

    The 1991-92 Budget Act appropriated $18.4 billion for K-14 schools, applying the second test of Proposition 98. During the course of the fiscal year, revenues proved to be substantially below expectations. By the time the Governor's Budget was introduced in January, 1992, it became clear that per capita growth in the General Fund revenues for 1991-92 would be smaller than the growth in State per capita personal income and the Governor's Budget therefore reflected a reduction in Proposition 98 funding in 1991-92 by applying the third test rather than the second test.

    In response to the changing revenue situation and to fully fund the Proposition 98 guarantee in both the 1991-92 and 1992-93 Fiscal Years without exceeding it, the Legislature enacted several bills as part of the 1992-93 budget package which responded to the fiscal crisis in education funding. In Fiscal Year 1991-92, Proposition 98 appropriations for K-14 schools were reduced by $1.083 billion. In order to not adversely impact cash received by school districts, however, a short-term loan was appropriated from the non-Proposition 98 State General Fund. The Legislature then appropriated $16.6 billion to K-14 schools for 1992-93 (the minimum guaranteed by Proposition 98), but designated $1.083 billion of this amount to "repay" the prior year loan, thereby reducing cash outlays in 1992-93 by that amount.

    In addition to reducing the 1991-92 Fiscal Year appropriations for K-14 schools by $1.083 billion and converting that amount to a loan (the "inter-year adjustment"), Chapter 703, Statutes of 1992 also made an adjustment to the first test, based on the additional $1.2 billion of local property taxes that were shifted to schools and community colleges. The first test percentage changed from 40 percent to 37 percent. Additionally, Chapter 703 contained a provision that if an appellate court should determine that the first test recalculation or the inter-year adjustment is unconstitutional, unenforceable or invalid, Proposition 98 would be suspended for the 1992-93 Fiscal Year, with the result that K-14 schools would receive the amount intended by the 1992-93 Budget Act compromise.

    The State Controller stated in October, 1992 that, because of a drafting error in Chapter 703, he could not implement the $1.083 billion reduction of the 1991-92 school funding appropriation, which was part of the inter-year adjustment. The Legislature ultimately enacted corrective legislation as part of the 1993-94 Budget package to implement the $1.083 billion inter-year adjustment as originally intended.

    In the 1992-93 Budget Act, a new loan of $732 million was made to K-12 schools in order to maintain per-average daily attendance ("ADA") funding at the same level as 1991-92, at $4,187. An additional loan of $241 million was made to community college districts. These loans are to be repaid from future Proposition 98 entitlements. Including both State and local funds, and adjusting for the loans and repayments, on a cash basis, total Proposition 98 K-12 funding in 1992-93 increased to $21.5 billion, 2.4 percent more than the amount in 1991-92 ($21.0 billion).

    On October 29, 1992, because of a special statute of limitations contained in Chapter 703, litigation was commenced concerning that law. The Governor filed a civil action to, in effect, enforce the inter-year adjustment. A second civil action was filed by a teachers' organization, the Superintendent of Public Instruction and others to declare the inter-year adjustment and the provision for conditional suspension of Proposition 98 to be unlawful. A third civil action was filed by business, local government and taxpayer organizations seeking to enforce the budget plan for school financing as originally intended in Chapter 703. The first action has been dismissed. The second action, California Teachers' Association, et al. v. Gould, et al. (the "CTA case"), was heard by the Sacramento County Superior Court on November 12, 1993. The cause of action addressed both Chapter 703 and the corrective legislation. The court ruled that the $1.083 billion reduction in the 1991-92 school appropriation was proper to the extent that the base for determining the Proposition 98 guarantee in future years did not include the $1.083 billion. However, the court also ruled that the State could not implement the loan provisions to recover the excess funds or to use the excess funds as an offset against the next fiscal year's guarantee. Additionally, the court ruled that the $732 million loan to schools and the $241 million loan to community colleges in Fiscal Year 1992-93 violated the Proposition 98 guarantee in future years. A judgment consistent with the court's oral ruling was entered on April 26, 1994. Both the State and the plaintiffs have appealed the ruling. The impact of this lawsuit has not been reflected in the Proposition 98 guarantee for the 1992-93 Fiscal Year or for the 1993-94 or 1994-95 Fiscal Years.

    Based on revised State tax revenues and estimated decreased reported pupil enrollment, the 1993-94 Budget Act projected that the 1992-93 Proposition 98 Budget Act appropriations of $16.6 billion exceeded a revised minimum guarantee by $313 million. As a result, the 1993-94 Budget Act reverted $25 million in 1992-93 appropriations to the General Fund. Limiting the reversion to this amount ensured that per ADA funding for general purposes would remain at the prior year level of $4,217 per pupil. The 1993-94 Budget Act also designated $98 million in 1992-93 appropriations toward satisfying prior year's guarantee levels, an obligation that resulted primarily from updating State tax revenues for 1991-92, and designates $190 million as a loan repayable from 1993-94 funding. It is likely that the decision in the CTA case will affect the $190 million loan in a manner similar to the effect on the $1.083 billion inter-year adjustment. The 1994-95 Budget Act appropriates an additional

$116 million in deficiency funding for school apportionments and special education, increasing funding per pupil in 1992-93 to $4,244.

    The 1993-94 Budget Act projects the Proposition 98 minimum funding level at $13.5 billion based on the third test calculation where the guarantee is determined by the change in per capita growth in General Fund revenues, which are projected to decrease on a year-over-year basis. This amount also takes into account increased property taxes transferred to school districts from other local governments.

    Legislation accompanying the 1993-94 Budget Act (Chapter 66/93) provided a new loan of $609 million to K-12 schools in order to maintain the agreed upon per ADA funding at $4,217 and a loan of $178 million to community colleges. These loans have been combined with the K-14 1992-93 loans into one loan totalling $1.760 billion. Repayment of this loan would be from future years' Proposition 98 entitlements, and would be conditioned on maintaining current funding levels per pupil for K-12 schools. Chapter 66/93 also reduced the first test percentage to 34 percent to reflect the property tax shift among local government agencies.

    The 1994-95 Budget Act has appropriated $14.4 billion of Proposition 98 funds for K-14 schools based on the second test. This exceeds the minimum Proposition 98 guarantee by $8 million to maintain K-12 funding per pupil at $4,217. Based upon updated State revenues, growth rates and inflation factors, the 1994-95 Budget Act appropriates an additional $286 million within Proposition 98 for the 1993-94 Fiscal Year, to reflect a need in appropriations for school districts and county offices of education, as well as an anticipated deficiency in special education funding. These appropriations increase the 1993-94 Proposition guarantee to $13.8 billion, which exceeds the minimum guarantee in that year by $272 million and provides per pupil funding of $4,225.

Seasonal Borrowing of California

    As part of its cash management program, the state regularly issues Revenue Anticipation Notes and Revenue Anticipation Warrants to meet cash flow needs during the course of a fiscal year. All such Notes have been retired prior to the end of the fiscal year at issue. To meet cash flow needs at the start of the 1990-91 fiscal year, the State issued $1 billion of Interim Notes on August 1, 1990, which matured and were paid on August 21, 1990. The State issued $4.1 billion of 1990 Revenue Anticipation Notes on August 21, 1990, which matured and were paid on June 28, 1991. To meet cash flow needs at the start of the 1991-92 fiscal year, the State issued $1.65 billion of

Interim Notes on July 23, 1991, which matured and were paid on August 15, 1991. On August 15, 1991, the State issued $4.1 billion of 1991 Revenue Anticipation Notes, which matured and were paid on June 30, 1992. In June 1992, as a response to revenue shortfalls, the State issued $475 million of 1992 Revenue Anticipation Warrants, which were paid on July 24, 1992. To meet cash flow needs at the start of the 1992-93 fiscal year, the State issued $3.3 billion of Interim Notes on September 4, 1992, which matured on October 8, 1992. On October 8, 1992, the State issued $3.75 billion of Fixed Rate and $1.25 of Variable Rate Demand 1992-93 Revenue Anticipation Notes, which matured on or before April 26, 1993. On April 26, 1993, the State issued an additional $3.0 billion of 1993 Revenue Anticipation Notes which matured on June 24, 1993, to cover continuing cash flow needs. On June 23, 1993, the State issued $2 billion of 1993 Revenue Anticipation Warrants maturing on December 23, 1993 to cover the State's cash needs at the end of the 1992-93 Fiscal Year and the start of the 1993-94 Fiscal Year. To meet additional cash flow needs in the 1993-94 Fiscal Year the State issued $2 billion of 1993-94 Revenue Anticipation Notes on July 28, 1993, which matured on June 28, 1994. On February 23, 1994, the State issued $3.2 billion of 1993-94 Revenue Anticipation Warrants which will mature on or before December 21, 1994. To meet additional cash flow needs in the 1994-95 Fiscal Year the State issued $4.0 billion of 1994-95 Revenue Anticipation Warrants on July 26, 1994 which will mature on April 25, 1996. The State issued $3.0 billion of 1994-95 Revenue Anticipation Notes on August 3, 1994 which will mature on June 28, 1995.

Automatic Budget Reduction

    Legislation was enacted in July 1990 providing for an automatic mechanism to control State expenditures. Under this new law, by May 21st of each year, the Director of Finance must estimate General Fund revenues for the next fiscal year. A "workload budget" is prepared which makes adjustments in existing programs using such factors as expected changes in enrollment, caseload or population, statutory cost-of-living increases, federal or court-ordered mandates, inflation, and enacted legislation. If the revenue estimate is more than one-half percent less than the estimated workload budget, and the estimates are certified as generally accurate by the Commission on State Finance, all General Fund appropriations for the ensuing year, except those required by the State Constitution, will be reduced on a pro-rata basis equivalent to the percentage difference between such revenue and workload budget estimates, but not exceeding a 4% reduction. The law applies this same percentage reduction to various health and welfare programs which have automatic cost-of-living increases. The Legislature may suspend the operation of this mechanism for any fiscal year. Among programs exempted from reduction are aid to K-14 schools pursuant to Proposition 98, debt service on general obligation bonds, and contributions to retirement systems.

1994-95 Fiscal Year

    The 1994-95 Fiscal Year represents the fourth consecutive year the Governor and Legislature were faced with a very difficult budget environment to produce a balanced budget. Many program cuts and budgetary adjustments have already been made in the last three years. The Governor's Budget Proposal, as updated in May and June, 1994, recognized that the accumulated deficit could not be repaid in one year, and proposed a two-year solution. The budget proposal sets forth revenue and expenditure forecasts and revenue and expenditure proposals which result in operating surpluses for the budget for both 1994-95 and 1995-96, and lead to the elimination of the accumulated budget deficit, estimated at about $2.0 billion at June 30, 1994, by June 30, 1996.

    The 1994-95 Budget Act, signed by the Governor on July 8, 1994, projects revenues and transfers of $41.9 billion, $2.1 billion higher than revenues in 1993-94. This reflects the Administration's forecast of an improving economy. Also included in this figure is a projected receipt of about $360 million from the federal government to reimburse the State's cost of incarcerating undocumented immigrants. The State will not know how much the federal government will actually provide until the federal Fiscal Year 1995 budget is completed. Completion of the federal budget is expected by October 1994. The Legislature took no action on a proposal in the 1994-95 Governor's Budget to undertake an expansion of the transfer of certain programs to counties, which would also have transferred to counties 0.5 percent of the State's current sales tax.

    The 1994-95 Budget Act projects Special Fund revenues of
$12.1 billion, a decrease of 2.4 percent from 1993-94 estimated revenues.

    The 1994-95 Budget Act projects General Fund expenditures of $40.9 billion, an increase of $1.6 billion over the 1993-94 Fiscal Year. The 1994-95 Budget Act also projects Special Fund expenditures of $12.3 billion, a 4.7 percent decrease from the 1993-94 Fiscal Year estimated expenditures. The principal features of the 1994-95 Budget Act were the following:

         1. Receipt of additional federal aid in the 1994-95 Fiscal Year of about $400 million for costs of refugee assistance and medical care for undocumented immigrants, thereby offsetting a similar General Fund cost. The State will not know how much of these funds it will receive until the federal Fiscal Year 1995 budget is passed.

         2. Reductions of approximately $1.1 billion in health and welfare costs. A 2.3 percent reduction in AFDC payments may be affected by litigation.

         3. A General Fund increase of approximately $38 million in support for the University of California and $65 million for California State University. It is anticipated that student fees for both the University of California and California State University will increase up to 10%.

         4. Proposition 98 funding for K-14 schools is increased by $526 million from 1993-94 Fiscal Year levels,representing an increase for enrollment growth and inflation. Consistent with previous budget agreements, Proposition 98 funding provides approximately $4,217 per student for K-12 schools, equal to the level in the past three years.

         5. Legislation enacted with the 1994-95 Budget Act clarifies laws passed in 1992 and 1993 which require counties and other local agencies to transfer funds to local school districts, thereby reducing State aid. Some counties had implemented a method of making such transfers which provided less money for schools if there were redevelopment agency projects. The new legislation bans this method of transfer. If all counties had implemented this method, General Fund aid to K-12 schools would have been $300 million higher in each of the 1994-95 and 1995-96 Fiscal Years.

         6. The 1994-95 Budget Act provides funding for anticipated growth in the State's prison inmate population, including provisions for implementing recent legislation (the so-called "Three Strikes" law) which requires mandatory life prison terms for certain third-time felony offenders.

         7. Additional miscellaneous cuts ($500 million) and fund transfers ($255 million) totaling in the aggregate approximately $755 million.

    The 1994-95 Budget Act contains no tax increases. Under legislation enacted for the 1993-94 Budget Act, the renters' tax credit was suspended for two years (1993 and 1994). A ballot proposition to permanently restore the renters' tax credit after this year failed at the June, 1994 election. The Legislature enacted a further one-year suspension of the renters' tax credit, for 1995, saving about $390 million in the 1995-96 Fiscal Year.

    The 1994-95 Budget Act assumes that the State will use a cash flow borrowing program in 1994-95 which combines one-year notes and two-year warrants, which have now been issued. Issuance of the warrants allows the State to defer repayment of approximately $1.0 billion of its accumulated budget deficit into the 1995-96

Fiscal Year. The Budget Adjustment Law, described above, enacted along with the 1994-95 Budget Act is designed to ensure that the warrants will be repaid in the 1995-96 Fiscal Year.

    The August 1994 Bulletin of the Department of Finance reports that revenues in July were about 2.8%, or $54 million, above forecast. Most of the strength comes from what appear to be one-time factors in bank and corporation tax receipts. Overall the basic receipts for personal income tax, sales tax and bank and corporation tax appear to be very close to projections.

Recent Trends in State Economic Conditions

    California's economy is the largest among the 50 states and one of the largest in the world. The 1994-95 Budget is based primarily on economic assumptions contained in the May 1994 revision to the 1994-95 Governor's Budget, released May 20, 1994 (the "May Revision"). After years of recession, California's economy seems to be stabilizing. However, economic signals remain mixed, and recovery is still an expectation rather than a reality.

    The May Revision forecast expects this essentially flat pattern of economic activity to persist throughout 1993, with employment by year end only marginally higher than in April. Gains in service industries, mainly health care, temporary agencies (in business services), motion picture production and amusements are expected to continue. There should be modest increases in wholesale and retail trade. The finance and transportation and utilities groups will be stable to down slightly. Assuming a modest increase in home building, construction employment will also be about flat this year.

    Against these, manufacturing and government will continue to lose jobs. The largest losses in percentage terms will be in aerospace manufacturing and Federal Department of Defense, reflecting the cuts in the military budget. Budget constraints will also affect State and local government.

    The forecast predicts the State's economy will improve slowly in 1994 and 1995, but will continue to experience deep defense budget cuts, overbuilt commercial real estate and high business and living costs, especially compared to neighboring Western states. Elements of the forecast include: (1) nonfarm employment, on an annual average basis, is forecast to decline by about 1/2 percent this year, then increase by 1 percent in 1994 and a little over 2 percent in 1995; (2) personal income growth is forecast at 3.7 percent in 1993, 4.7 percent in 1994 and 6 percent in 1995; (3) the California consumer price index is expected to average around a 3 1/2 percent advance each year; and

(4) home construction is forecast to improve to 108,000 units this year, 145,000 in 1994 and nearly 170,000 by 1995.

    The monthly Department of Finance Bulletins issued since the May Revision of the Governor's Budget have reported a continued sluggish economy, with no sign yet of an economic upturn. The State continues to lose jobs, more than four years after the recession started. By contrast, in both the 1969-70 and 1981-82 recessions, the State had recovered its job losses by two years after the start of the recession. Job loses in recent months (as throughout the recession) were greatest in manufacturing (particularly defense-related industries), construction, and retail and wholesale trade. The Department reported that job levels in the State in September, 1993 were about 150,000 lower than the year before. These losses include over 13,000 federal civilian jobs, mostly in the Department of Defense. California suffered more than 23 percent of the federal civilian job losses nationally, although it had only 11 percent of all federal civilian jobs.

    The unemployment rate in September was 9.2 percent, almost unchanged from the year earlier, and much higher than the national rate. As projected, the rate has averaged over 9 percent in 1993. As total jobs have declined, the main factor in the unemployment rate is the size of the labor force working or actively seeking employment. The Department of Finance recently reported that California suffered a net loss of 150,000 residents to other states in the last fiscal year; overall population still grew due to births and foreign immigration. Both residential and nonresidential real estate construction remained in a sustained slump, and were, in May, 1993 both at or close to the lowest levels since the start of the recession. These industries remained depressed through the summer.

    Finally, the Department of Finance noted that California would be hit hard by the latest round of federal military base closings and force realignments, which will be implemented over the remaining years of the decade. California was estimated to have 22 percent of the nation's defense spending, but might suffer 25-30 percent of the defense spending cuts over the next five years. The Department also estimates that the recent federal Budget Reconciliation Act will have a disproportionate and negative impact on California. California would suffer 19.5 percent of the outlay reductions, which rely heavily on defense budget cuts, and the State, with many high income taxpayers, will pay nearly 14.5 percent of the tax increases, compared to 12 percent of the nation's population.

Litigation

    While at any given time, including the present, there are numerous civil actions pending against California which could, if determined adversely to California, affect California's expenditures and, in some cases, its revenues, the Attorney General of the State of California is currently of the opinion that no pending actions are likely to have a material adverse effect on California's ability to pay debt service on general obligation intermediate- and long-term debt as they become due.

CONNECTICUT PORTFOLIO

1993-1994 and 1994-1995 Adopted Budgets

    The adopted budget was prepared in compliance with Public Act 91-3 of the June 1991 Special Session which required a biennial budget beginning in fiscal 1993-94. The biennial budget is a separate budget for each of the two fiscal years. The budget adopted by the General Assembly for fiscal year 1993-94 anticipates General Fund expenditures of $7,690.1 million and General Fund revenues of $7,695.3 million. For fiscal 1994-95, the adopted budget anticipates General Fund expenditures of $8,115.6 million and General Fund revenues of $8,117.3 million. The figures incorporate all changes passed by the Connecticut General Assembly to Public Act 93-80 as well as Public Act 93-74.

    On November 3, 1992, Connecticut voters approved a constitutional amendment which requires a balanced budget for each year and imposes a cap on the growth of expenditures. The General Assembly is required by the constitutional amendment to adopt by three-fifths vote certain spending cap definitions, which has not yet occurred. Accordingly, the adopted budget complies with the current statutory spending cap definitions enacted in 1991. The statutory spending cap limits the growth of expenditures to either (1) the average of the annual increase in personal income in the State for each of the preceding five years, or (2) the increase in the consumer price index for urban consumers during the preceding twelve-month period, whichever is greater. Expenditures for the payment of bonds, notes and other evidences of indebtedness are excluded from the constitutional and statutory definitions of general budget expenditures. To preclude shifting expenditures out of the General Fund to other funds, the spending cap applies to all appropriated funds combined. For fiscal 1993-94 and for fiscal 1994-95, permitted growth in capped expenditures is 5.82% and 4.49% respectively. The adopted budget is approximately $58 million below the cap for fiscal 1993-94 and $24 million below the cap in fiscal 1994-95.

    In order to promote economic stability and provide a positive business climate, several tax changes were adopted during the

1993 legislative session. Among the most significant changes were the changes to the Corporation Business Tax based on income- -a four year gradual rate reduction was adopted reducing the tax to 11.25% beginning January 1, 1995; 11% beginning January 1, 1996; 10.5% beginning January 1, 1997 and 10% beginning January 1, 1998. Additionally, the Corporation Business Tax based on capital was eliminated for regulated investment companies and real estate investment trusts. The interest rate for late payment of the Corporation Business Tax was reduced from 20% to 15% per annum and additional tax credits were created. To assist manufacturers, the Gross Receipts Tax on electricity to those businesses will be phased out over the next four years. Further, to encourage continuing research and development in Connecticut, a research and development tax credit was provided for research and development expenses for income years commencing on or after January 1, 1993. The credit amounts range from 1% for research and development expenses of $50 million or less to 6% for research and development expenses in excess of $200 million. There are certain restrictions pertaining to when and how the credits may be claimed; however, the legislation provides the taxpayers with an unlimited carryforward of the credits.

    Several Sales Tax exemptions were added which include, among others, amusements and recreation, airport valet parking, certain tax preparation services and car washes. The Personal Income Tax estimated and withholding payment schedule was changed to conform to the federal timetable. A minimum tax was established so that Connecticut personal income taxpayers who are subject to the federal alternative minimum tax will now pay the higher of the State income tax or 23% of their adjusted federal tentative minimum tax. The tax on cigarettes was increased by 2 cents per pack effective July 1, 1993 and 3 cents per pack effective July 1, 1994 and a two dollar excise tax on automobile tires was enacted.

1993-94 General Fund Operations

    The budget adopted by the General Assembly for fiscal year
1993-94 anticipated General Fund expenditures of $7,690.1 million and General Fund revenues of $7,695.3 million.

    Per Section 3-115 of the Connecticut General Statutes, the State's fiscal position is reported monthly by the Comptroller. This report compares revenues already received and expenditures already made to estimated revenues to be collected and estimated expenditures to made during the balance of the year. The Comptroller's monthly report as of August 1, 1994, reflects a surplus of $141.0 million.

    See Appendix C-1 for a composition of the adopted budgets for fiscal years 1993-94 and 1994-95 and the most current estimated expenditures and revenues for fiscal year 1993-94. No assurance can be given that subsequent projections will not indicate changes in the anticipated General Fund result.

Economic Overview

    Connecticut is a mature and highly developed state located in proximity to significant centers of consumer and industrial activity. Connecticut's economy is diverse, with manufacturing, services and trade accounting for approximately 70% of total nonagricultural employment. Nonmanufacturing employment has risen significantly. The rapid relative growth in the nonmanufacturing sector as compared to the manufacturing sector is a trend that is in evidence nationwide and reflects the increased importance of the service industry. From 1970 to 1993, manufacturing employment in the State declined 33.5%, while non-manufacturing employment rose 63.3%, particularly in the service, trade and finance categories, resulting in an increase of 27.6% in total growth in non-agricultural establishment sectors.

    Manufacturing has traditionally been of prime economic importance to Connecticut. Manufacturing is diversified, with transportation equipment (primarily aircraft engines, helicopters and submarines) the dominant industry, followed by nonelectrical machinery, fabricated metal products and electrical machinery. Defense-related business plays an important role in the Connecticut economy. Connecticut has ranked from sixth to twelfth among all states in total defense contract awards, receiving 2.5% of all such contracts in 1993. However, the Federal government has reduced the amount of defense-related spending and the future effect of such reductions cannot be predicted.

    The State derives approximately 70% of its revenues from taxes imposed by the State. Miscellaneous fees, receipts and transfers and federal grants account for most of the other State revenues. The State finances its operations primarily through the General Fund which receives most tax and non-tax revenues of the State, with the exception of certain transportation-related taxes, fees and revenues.

State Indebtedness

    There can be no assurance that general economic difficulties or the financial circumstances of Connecticut or its towns and cities will not adversely affect the market value of its obligations or the ability of Connecticut issuers or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

    The State has established various statewide authorities and two regional water authorities, one of which has since become independent, to finance revenue-producing projects, five of which statewide authorities have the power to incur, under certain circumstances, indebtedness for which the State has contingent or, in limited cases, direct liability. In addition, recents State statutes have been enacted and implemented with respect to certain bonds issued by the City of Bridgeport for which the State has contingent liability and by the City of West Haven for which the State has direct guarantee liability.

    The General Assembly has power to authorize the issuance of bonds of the State or to impose limited or contingent liabilities upon the State in such manner as it may deem appropriate and as may serve a public purpose.

Litigation

    The State, its officers and employees, are defendants in numerous lawsuits. The Attorney General's Office has reviewed the status of pending lawsuits and reports that an adverse decision in certain cases could materially affect the State's financial position.

NEW JERSEY PORTFOLIO

Economic Climate

    New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,062 persons per square mile, it is the most densely populated of all the states. New Jersey's .59% rate of annual population growth between 1980 and 1993, while comparing favorably with other Middle Atlantic States, was less than the national rate of increase.

    The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by commercial agriculture. In 1976, voters approved casino gambling for Atlantic City, and that city has again become an important State tourist attraction.

    Total personal income in New Jersey stood at $197.1 billion for 1991 and increased to $210.1 billion for 1992. Personal income increased 6.6% between 1991 and 1992 but was below the national rate at 6.1%. Historically, New Jersey's average per capita income has been well above the national average. The differential narrowed during the 1970s but widened in the 1980s. In 1992, the State ranked second among all states in per capita personal income ($26,969).

    After experiencing a boom during the mid-1980s, New Jersey as well as the rest of the Northeast United States slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research). Initially, this slowdown was an expected response to the State's tight labor market and the fewer number of persons entering the labor force. By the beginning of the national recession, there had already been a decline in construction activity and the growth in the service sectors and the long-term downtrend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing.

    Reflecting the downturn, the rate of unemployment in New Jersey rose from 3.6% during the first quarter of 1989 to a recessionary peak of 9.3% in 1992. The jobless rate averaged 7.8% during the first quarter of 1994, but this estimate is not comparable to those prior to January because of major changes in the federal survey from which these statistics are obtained.

    In 1992, employment in services and government turned around in the State, growing over the year by 0.7% and 0.3%, respectively. These increases were outweighed by declines in other sectors -- especially in manufacturing, wholesale and retail trade, and construction, resulting in a net decline in nonfarm employment of 1.7% in 1992.

    Just as New Jersey was hurt by the national recession, the State should benefit by national recovery a rising consumer and business spending generate increased factory orders, building activity and a flow of commerce without regard to State lines.

    Total construction contracts awarded in New Jersey have risen by 7.0% in 1993 compared with 1992. Nonbuilding construction awards have been at high levels since 1991 due to substantial outlays for roads, bridges and other infrastructure projects, although as compared with 1992, 1993 figures show a decline in awards. In addition, new passenger car registrations issued during 1993 were up 15% in New Jersey from a year earlier. Registrations of new light trucks and vans (up to 10,000 lbs.) advanced strongly in 1992 and jumped nearly 30% during the January-to-February 1994 period relative to the same period last year.

Financial Condition

    The State Constitution provides, in part, that no money may be drawn from the State Treasury except for appropriations made by law and that no law appropriating money for any State purpose shall be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same fiscal year, exceeds the total amount of revenue on hand and anticipated to be available for such fiscal year, as certified by the Governor.

    Should it appear that revenues will be less than the amount anticipated in the budget for a fiscal year, the Governor may take steps to reduce State expenditures. In addition, no supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation.

    For the fiscal year ended June 30, 1994, the undesignated fund balances in the General Fund in which the largest part of the financial operations of the state is accounted for, were projected to be $937.4 million. Such balance was $1.4 million for the 1992 fiscal year and $760.8 million for the 1993 fiscal year.

    There are 567 municipalities and 21 counties in New Jersey. During 1990, 1991 and 1992 no county exceeded its statutory debt limitations or incurred a cash deficit in excess of 4% of its tax levy. The number of municipalities which exceeded statutory debt limits was five as of December 31, 1993. No municipality incurred a cash deficit greater than 4% of its tax levy for 1992. No New Jersey municipality or county has defaulted on the payment of interest or principal on any outstanding debt obligation since the 1930's.

    State supervision of school finance and of the fiscal operations and debt issuance practices of local financing authorities, autonomous public bodies created by counties or municipalities empowered to issue bonds, impose facility or service charges, or levy taxes in their districts (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.), is similar to that of local governments. As of June 30, 1993, there were 200 locally created authorities with a total outstanding capital debt of $6.9 billion (figures do not include housing authorities and redevelopment agencies). This amount reflects outstanding bonds, notes, loans and mortgages payable by the authorities as of their respective fiscal years ended nearest to June 30, 1993.

Litigation

    There are a number of suits making monetary claims against the State, its agencies and employees that together if decided in favor of the complainants would significantly increase State expenditures above those anticipated. There are also individual suits that could have that effect. Among them are suits challenging (a) the constitutionality of the method of funding public education; (b) the method by which the State Department of Human Services shares with county governments costs and cost recoveries for residents in State psychiatric hospitals and residential facilities for the developmentally disabled; (c) the allegedly low level of Medicaid payment rates set by the State for long-term care facilities in New Jersey; (d) the right of the State to retain certain amounts paid to the Spill Compensation Fund for uses that were subsequently pre-empted by federal law;
(e) the automobile insurance reform act impact on various insurance firms; (f) the revaluation of public employee pension funds that has resulted in smaller contributions by public employers; (g) the deregulation of hospital rates in the State; and (h) the hospital rate-setting system and its application for meeting the cost of uncompensated care, for shifting Medicare costs and for granting discounts to payors.

VIRGINIA PORTFOLIO

Economic Climate

    The Commonwealth of Virginia is the twelfth most populous state in the nation with 6,377,000 residents. In 1992 its population density was 161 persons per square mile, compared with 72 persons per square mile for the United States.

    The Commonwealth is made up of a variety of local economies with that of Northern Virginia being the largest. In terms of population and building activity, Northern Virginia has been the fastest growing area in the Commonwealth. The growth has been spurred by employment opportunities provided for both civilian and military personnel in, and directly related to, the federal government. The prospect of a lower defense budget and fewer defense contracts as well as the Federal Base Closing Commission order that a number of military facilities in Virginia be closed or reduced, could lead to some structural changes in two of Virginia's major local economies (Northern Virginia and Norfolk/Newport News) where defense and military presence have played an important role. However, the Commonwealth continues to enjoy such economic advantages as its strategic mid-Atlantic location, port facilities, the proximity of its largest local economy to Washington, D.C. and a major international airport in the northern Virginia area.

    According to the U.S. Department of Commerce, Virginians received over $131 billion in personal income in 1992 representing an increase of 89% over 1983 and greater than the national gain of 79% for the same period. In 1992, the Commonwealth had per capita income of $20,629, the highest of the Southeast region and greater than the national average of$19,841. The Commonwealth's per capita income rose from 94% to 104% of the national average from 1970 to 1992. However, Virginia per capita personal income in 1990 and 1991 grew at a lower rate than the U.S. average. Much of the Commonwealth's per capita income gain in the last decade has been due to the continued strength of the federal government and manufacturing sectors.

    The Commonwealth's economy remains relatively strong and diversified despite the current economic slowdown. Services, the largest employment sector, accounts for 26% of nonagricultural employment, and has increased 19% from 1987-1991 (1991 results are based upon six-month figures), compared to 6.6% growth in total nonagricultural employment in the Commonwealth. Manufacturing is also a significant sector, accounting for 14% of nonagricultural employment during the same period. The industries with the greatest manufacturing employment are textiles, transportation equipment, food processing, electric and electronic equipment, chemicals, printing, apparel, lumber and wood products, and furniture. Employment in the manufacturing sector increased 3.2% from 1979-1989. This compares favorably to manufacturing employment for the nation as a whole which declined by 7.3% during the same period.

    Virginia generally has one of the lowest unemployment rates in the nation, according to statistics published by the U.S.
Department of Labor. During 1992, an average of 6.9% of Virginia's citizens were unemployed as compared with the national average which was 7.5%.

    Virginia is one of twenty states with a Right-to-Work Law and has a record of good labor management relations. Its favorable business climate is reflected in the relatively small number of strikes and other work stoppages it experiences.

    Virginia is one of the least unionized of the more industrialized states. Three major reasons for this situation are the Right-to-Work Law, the importance of manufacturing industries such as textiles, apparel, electric and electronic equipment and lumber which are not highly organized in the state and the importance of federal civilian and military employment. Typically the percentage of nonagricultural employees who belong to unions in the Commonwealth has been approximately half the U.S. average.

Financial Condition

    The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires a balanced budget. However, an amendment to the Constitution,effective January 1, 1993, established a revenue stabilization fund (the "Stabilization Fund"). The Stabilization
Fund is used to offset, in part, anticipated shortfalls in revenues in years when appropriations, based on previous forecasts, exceed expected revenues in subsequent forecasts.

    The Commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue. As a result of recessionary conditions, the Commonwealth has experienced for the past several years severe revenue shortfalls, which have necessitated cutbacks of expenditures in the budgets for the 1992-1994 biennia. In the 1993 General Assembly session, the 1992-1994 budget was amended to reflect $84 million in additional revenues.

    In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional Michigan's stature exempting from state income tax the retirement benefits paid by the state or local governments and not exempting retirement benefits paid by the federal government. In Harper v. Virginia Department of Taxation (decided June 18, 1993), the United States Supreme Court held, in a suit involving claims for refunds by Federal retirees living in Virginia that Virginia state income tax statutes violated the principles of Davis v. Michigan, but remanded for further relief so long as the relief was consistent with Federal due process. If the courts ultimately rule that the Commonwealth must make full refunds of taxes imposed prior to Davis v. Michigan, the State has estimated that the potential financial impact on the Commonwealth based on its review of claims for refunds by federal pensioners (including interest payable calculated as of September 30, 1993) is approximately $498.7 million.

    Tax-supported debt of the Commonwealth includes both general obligation debt and debt of agencies, institutions, boards and authorities for which debt service is expected to be made in whole or in part from appropriations of tax revenues. Certain bonds issued by certain authorities that are designed to be self-supporting from their individual loan programs are secured in part by a moral obligation pledge of the Commonwealth. The Commonwealth may consider funding deficiencies that may occur in debt service reserves for moral obligation debt. To date, these authorities have not requested that the Commonwealth fund reserve deficiencies for this debt. There are also several authorities and institutions of the Commonwealth that issue debt for which debt service is not paid through appropriations of state tax revenues and for which there is no moral obligation pledge to consider funding debt service or reserve fund deficiencies.

    General obligations of cities, towns or counties in Virginia are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under Virginia law, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest. The Commonwealth, however, has no obligation to provide any additional funds necessary to pay such principal and interest.

    No Virginia law expressly authorizes Virginia political subdivisions to file under Chapter 9 of the United States Bankruptcy Code, but recent case law suggests that the granting of general powers to such subdivisions may be sufficient to permit them to file voluntary petitions under Chapter 9. Bonds payable exclusively by private entities may be subject to the provisions of the United States Bankruptcy Code other than Chapter 9.

FLORIDA PORTFOLIO

Economic Climate

    As of April 1, 1993 Florida was ranked the fourth most populous state with an estimated population of 13.6 million. The State's average annual population growth rate for the period 1983 to 1993 was approximately 2.5% while the nation's average annual growth rate for the same period was approximately 1.0%. During this same period, Florida maintained an average growth of approximately 293,000 new residents per year.

    From 1984 through 1993 Florida's per capita income rose an average of 5.4% per year, while the national per capita income increased an average of 5.5%. The structure of Florida's income differs from that of the nation. Because Florida has a proportionally greater retiree population, property income (dividends, interest and rent) and transfer payments (social security and pension benefits) are a relatively more important source of income. Florida's employment income in 1993 represented 62% of total personal income, while the U.S. share of total personal income in the form of wages and salaries and other labor benefits was 72%. One positive aspect of this greater diversity is that transfer payments are typically less sensitive to the business cycle than employment income, and, therefore, act as stabilizing forces in weak economic periods. From 1984 through 1993, Florida's total nominal personal income increased by 115% and per capita income by approximately 68.7%. For the U.S., total and per capita personal income increased by approximately 87.9% and 70.3%, respectively. Property income in Florida, however, continues to exceed the national average by approximately 50%. Due to the effect of low interest rates on interest earnings, property income is forecast to decline slightly as a share of income in 1995.

    From 1980 through 1993, Florida's employment increased with each succeeding year, with a small decrease in employment occurring in 1991 and 1992. In 1992, Florida non-agricultural job creation began to recover, and increased by 3.9% in 1993 from 1992. The State is now less dependent on employment from construction and construction-related manufacturing and resource based manufacturing, which have declined as a proportion of total state employment. Trade and services, the two largest sectors account for more than half the total non-farm employment in Florida. Employment in the service sector increased by 7.2% in 1993 from 1992. Tourism is also one of Florida's most important industries. Approximately 41 million people visited the State in 1993.

    During 1993, Florida's unemployment rate was 7% and approximated the national average of 6.8%. The estimated unemployment rate for Florida is 6.5% as compared to the U.S. average of 6.1% in 1994. A significant reason for the improvement in Florida's employment rate is the clean-up and repair effort associated with Hurricane Andrew in Dade County, Florida. The unemployment rate in Florida through the end of 1995 is forecast to drop to 6.1% for the first time since 1990.

    The State legislature has enacted a law whereby the projected revenue windfall will be transferred from the General Revenue Fund to a Trust Fund to defray the costs of matching funds and a wide array of expenditures related to Hurricane Andrew. The amount of the transfer will change based on revisions made by the State's Revenue Estimating Conference. The State's Revenue Estimating Conference has estimated that additional non-recurring general revenues totaling $220 million during fiscal year 1993-94 and $159 million during fiscal year 1994-95 will be generated as a result of increased economic activity due to Hurricane Andrew.

Financial Condition

    Florida prepares an annual budget which is formulated each year and presented to the Governor and Legislature. Under current law, the State budget as a whole, and each separate fund within the State budget, must be kept in balance from currently available revenues each State fiscal Year.

    In fiscal year 1993-1994, Florida derived approximately 66% of its total direct revenues from State taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. Florida does not currently impose an individual income tax. The greatest single source of tax receipts in Florida is the sales and use tax, accounting for 68% of general revenue funds available. For the fiscal year which ended June 30, 1994, receipts from this source were $10.013 billion, an increase of 6.9% from fiscal year 1992-93.

    For fiscal year 1993-94 general revenue funds were $13.037 billion. Based on effective general revenue fund appropriations of $12.885 billion, unencumbered reserves at the end of fiscal year 1993-94 are $152.4 million.

    In fiscal year 1994-95, the available general revenue working capital and budget stabilization funds are estimated to be $14.683 billion, a 6.1% increase from fiscal year 1993-94. This amount reflects a transfer of $159 million in non-recurring revenue due to Hurricane Andrew, which will be transferred to a hurricane relief trust fund. The $13.702 billion in estimated revenues (excluding the Hurricane Andrew impacts) represent a 6.6% increase from the analogous figures in 1993-94. With combined general revenue, working capital and budget stabilization fund appropriations at $14.310 billion, unencumbered reserves at the end of 1994-95 are estimated at $373.2 million.

    For fiscal year 1995-96 the estimated general revenue plus working capital funds available total $14.915 billion, a 1.6% increase from fiscal year 1994-95. The $14.465 billion in estimated revenues represent a 5.6% increase from the analogous figure in 1994-95.

    The Florida Constitution places limitations on the ad valorem taxation of real estate and tangible personal property for all county, municipal or school purposes, and for water management districts. Counties, school districts and municipalities are authorized by law, and special districts may be authorized by law, to levy ad valorem taxes. The State does not levy ad valorem taxes on real property or tangible personal property. These limitations do not apply to taxes levied for payment of bonds and taxes levied for periods not longer than two years when authorized by a vote of the electors. The Florida Constitution and the Florida Statutes, provide for the exemption of homesteads from all taxation, except for assessments for special benefits, up to the assessed valuation of $5,000. For every person who is entitled to the foregoing exemption, the exemption is increased to a total of $25,000 of assessed valuation for taxes levied by governing bodies.



                     INVESTMENT RESTRICTIONS



    Unless specified to the contrary, and except with respect to paragraph number 1 below, which does not set forth a "fundamental" policy of the Florida Portfolio, the following restrictions apply to each Portfolio and are fundamental policies which may not be changed with respect to each Portfolio without the affirmative vote of the holders of a majority of such Portfolio's outstanding voting securities, which means with respect to any Portfolio (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of a Portfolio's assets will not constitute a violation of that restriction.


    A Portfolio:


         1. May not purchase any security which has a maturity date more than one year* (397 days in the case of the New
    Jersey and Virginia Portfolios) from the date of such Portfolio's purchase;



         2. May not invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that for purposes of this policy (a) there is no limitation with respect to investments in municipal securities (including industrial development bonds), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits, and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries. For purposes of this restriction and those set forth in restrictions 4 and 5 below, a Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer;

         3. May not invest more than 25% of its total assets in municipal securities (a) whose issuers are located in the same state, or (b) the interest upon which is paid from revenues of similar-type projects, except that subsection (a) of this restriction 3 applies only to the General Portfolio;

         4. May not invest more than 5% of its total assets in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) except that with respect to 25% of its total assets (50% in the case of the New York Portfolio, the

____________________________

* Which maturity, pursuant to Rule 2a-7, may extend to 397 days.

    California Portfolio, the Connecticut Portfolio, the New Jersey Portfolio, the Viriginia Portfolio and the Florida Portfolio), (i) the General Portfolio may invest not more than 10% of such total assets in the securities of any one issuer and (ii) each of the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios may invest in the securities of as few as four issuers (provided that no more than 25% of the respective Portfolio's total assets are invested in the securities of any one issuer). For purposes of such 5% and 10% limitations, the issuer of the letter of credit or other guarantee backing a participation interest in a variable rate industrial development bond is deemed to be the issuer of such participation interest;

         5. May not purchase more than 10% of any class of the voting securities of any one issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

         6. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of a Portfolio's total assets. Such borrowings may be used, for example, to facilitate the orderly maturation and sale of portfolio securities during periods of abnormally heavy redemption requests, if they should occur, such borrowings may not be used to purchase investments and such Portfolio will not purchase any investment while any such borrowings exist;

         7. May not pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings, including reverse repurchase agreements, effected within the limitations set forth in restriction 6. To meet the requirements of regulations in certain states, a Portfolio, as a matter of operating policy, will limit any such pledging, hypothecating or mortgaging to 10% of its total assets, valued at market, so long as shares of such Portfolio are being sold in those states;

         8. May not make loans of money or securities except by the purchase of debt obligations in which a Portfolio may invest consistent with its investment objectives and policies and by investment in repurchase agreements;

         9. May not enter into repurchase agreements (i) not terminable within seven days if, as a result thereof, more than 10% of a Portfolio's total assets would be committed to such repurchase agreements (whether or not illiquid) or other illiquid investments,* or (ii) with a particular vendor if immediately thereafter more than 5% of such Portfolio's assets would be committed to repurchase agreements entered into with such vendor; or

         10. May not (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts; (d) purchase any restricted securities or securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts (except for standby commitments as described in the Prospectus and above), calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of a Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuer if those officers and trustees of the Fund and officers and directors of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

_________________________________________________________________

                           MANAGEMENT
_________________________________________________________________

Trustees and Officers


    The Trustees and principal officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, N.Y. 10105. Those Trustees whose names are preceded by an asterisk are
________________________

* As a matter of operating policy, each Portfolio will limit its investment in illiquid securities to 10% of its net assets.

"interested persons" of the Trust as defined under the Act.  Each
Trustee and officer is also a director, trustee or officer of other registered investment companies sponsored by the Adviser.


Trustees

    *DAVE H. WILLIAMS, 63, Chairman, is Chairman of the Board of
Directors of Alliance Capital Management Corporation ("ACMC")**, sole general partner of the Adviser with which he has been associated since prior to 1990.

     *JOHN D. CARIFA, 50, is the President, Chief Operating
Officer, and a Director of ACMC with which he has been associated since prior to 1990.

      SAM Y. CROSS, 68, was, since prior to December 1991, Executive Vice President of The Federal Reserve Bank of New York and manager for foreign operations for The Federal Reserve System. He is also a director of Fuji Bank and Trust Co. His address is 200 East 66th Street, New York, New York 10021.

    CHARLES H. P. DUELL, 57, is President of Middleton Place Foundation with which he has been associated since prior to 1990. He is also a Director of GRC International, Inc., a Trustee Emeritus of the National Trust for Historic Preservation and serves on the Board of Architectural Review, City of Charleston. His address is Middleton Place Foundation, Ashley River Road, Charleston, South Carolina 29414.

    WILLIAM H. FOULK, JR., 63, is an independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1990. His address is 2 Hekma Road, Greenwich, CT 06831.

    ELIZABETH J. McCORMACK, 73, is an Associate of Rockefeller Family and Associates (philanthropic organization) and has been since prior to 1990. She is a Director of Philip Morris, Inc., Champion International Corporation and The American Savings Bank. She is a Trustee of Hamilton College, and a Member of the Board


* An "interested person" of the Fund as defined in the Act.

**For purposes of this Statement of Additional Information, ACMC refers to Alliance Capital Management Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

of Overseers Managers of Swarthmore College and the Memorial
Sloan-Kettering Cancer Center.  Her address is 30 Rockefeller
Plaza, New York, New York 10112.

    DAVID K. STORRS, 51, is President of The Common Fund
(investment management for educational institutions) and has been since prior to 1990. His address is The Common Fund, 450 Post
Road East, Westport, Connecticut 06881.

    SHELBY WHITE, 57, is an author and financial journalist. Her address is One Sutton Place South, New York, New York 10022.

    JOHN WINTHROP, 59, is President of John Winthrop & Co., Inc. (investment management) and has been since prior to 1990. He is a Director of NUI Corporation and American Farmland Trust and a Trustee of Pioneer Funds. His address is One North Ager's Wharf, Charleston, South Carolina, 29401.

Officers


    RONALD M. WHITEHILL - President, 56, is a Senior Vice President of ACMC and Division President and Chief Executive Officer of Alliance Cash Management Services with which he has been associated since 1993. Previously, he was Senior Vice President and Managing Director of Reserve Fund since prior to 1990.

    JOHN R. BONCZEK - Senior Vice President, 35, is a Vice
President of ACMC with which he has been associated since prior to 1990.

    KATHLEEN A. CORBET - Senior Vice President, 35, has been a Senior Vice President of ACMC since July 1993. Previously, she held various responsibilities as head of Equitable Capital Management Corporation's Fixed Income Management Department, Private Placement Secondary Trading and Fund Management since prior to 1990.


    ROBERT I. KURZWEIL, Senior Vice President, 44, has been a Vice President of ACMC since May 1994. Previously, he was Vice President of Sales and Business Development for Automatic Data Processing with which he had been associated since prior to 1990.


    WAYNE D. LYSKI - Senior Vice President, 54, is an Executive
Vice President of ACMC with which he has been associated since prior to 1990.

    PATRICIA NETTER - Senior Vice President, 44, is a Vice
President of ACMC with which she has been associated since prior to 1990.

    RONALD R. VALEGGIA - Senior Vice President, 48, is a Senior
Vice President of ACMC with which he has been associated since prior to 1990.

    DREW BIEGEL - Vice President, 44, is a Vice President of ACMC which he has been associated with since prior to 1990.

    JOHN F. CHIODI, Jr. - Vice President, 29, is a Vice President of ACMC with which he has been associated since prior to 1990.

    DORIS T. CILIBERTI - Vice President, 31, is an Assistant Vice
President of ACMC with which she has been associated since prior to 1990.

    WILLIAM J. FAGAN - Vice President, 33, is an Assistant Vice
President of ACMC with which he has been associated since prior to 1990.

    LINDA D. NEIL - Vice President, 35, is an Assistant Vice
President of ACMC with which she has been associated since August
1993.  Previously, she was an Associate Director of The Reserve
Fund since prior to 1990.

    RAYMOND J. PAPERA - Vice President, 39, is a Vice President of ACMC with which he has been associated since prior to 1990.

    PAMELA F. RICHARDSON - Vice President, 42, is a Vice
President of ACMC with which she has been associated since prior to 1990.

    EDMUND P. BERGAN, Jr. - Secretary, 45, is a Senior Vice
President and General Counsel of Alliance Fund Distributors, Inc.
("AFD") with which he has been associated since prior to 1990.

    MARK D. GERSTEN - Treasurer and Chief Financial Officer, 45, is a Senior Vice President of Alliance Fund Services, Inc.
("AFS") and AFD with which he has been associated since prior to 1990.

    JOSEPH J. MANTINEO - Controller, 36, is a Vice President of
AFS with which he has been associated since prior to 1990.


    As of October 2, 1995 there were 1,262,952,525 shares of the General Portfolio, 221,408,126 shares of the New York Portfolio, 277,302,046 shares of the California Portfolio, 75,355,763 shares of the Connecticut Portfolio, 76,289,392 shares of the New Jersey

Portfolio, 74,614,558 shares of the Virginia Portfolio and 11,461,329 shares of the Florida Portfolio outstanding of which, with respect to each Portfolio, the Trustees and officers as a group owned less than 1%.



    The Fund does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended June 30, 1995, the aggregate compensation paid to each of the Trustees during calendar year 1994 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of funds in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.



                                                        Total Number of Funds
                                     Total              in the Alliance Fund
                                     Compensation       Complex Including the
                       Aggregate     from the Alliance  the Fund, as to which
Name of Trustee        Compensation  Fund Complex,      the Trustee is a
of the Fund            from the Fund Including the Fund Director or Trustee
________________       _____________ __________________ ______________________

Dave H. Williams          $   -0-       $      -0-              6
John D. Carifa            $   -0-       $      -0-             49
Sam Y. Cross              $5,088        $  15,000               3
Charles H.P. Duell        $4,338        $  14,250               3
William H. Foulk, Jr.     $7,500        $ 141,500              30
Elizabeth J. McCormack    $4,338        $  15,000               3
David K. Storrs           $5,088        $   5,750               3
Shelby White              $5,088        $  15,750               3
John Winthrop             $5,088        $  13,500               3


The Adviser


    Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") as the Fund's Adviser (see "Management of the Fund" in the Prospectus). ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA, a French insurance holding company. As of June 30, 1995, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, owned in the aggregate approximately 59% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"), and approximately 33% and 8% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including employees of the Adviser who serve as Directors of the Fund, calculated including as outstanding Units subject to options exercisable by employees within 60 days of June 30, 1995.


    AXA owns approximately 60% of the outstanding voting shares of common stock of ECI. AXA is a member of a group of companies (the "AXA Group") that is the second largest insurance group in France (measured by gross premiums written worldwide) and one of the largest insurance groups in Europe. Principally engaged in property and casualty insurance and life insurance in Europe andelsewhere in the world, the AXA Group is also involved in real estate operations and certain other financial services, including mutual fund management, lease financing services and brokerage services. Based on information provided by AXA, as of January 1, 1995, 42.3% of the voting shares (representing 54.7% of the voting power) of AXA were owned by Midi Participations, a French corporation that is a holding company. The voting shares of Midi Participations are in turn owned 60% by Finaxa, a French corporation that is a holding company, and 40% by subsidiaries of Assicurazioni Generali S.p.A., an Italian corporation ("Generali") (one of which, Belgica Insurance Holding S.A., a Belgian Corporation, owned 34.1%). As of January 1, 1995, 62.1% of the issued shares (representing 75.7% of the voting power) of Finaxa were owned by five French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 31.8% of the issued shares) (representing 44.7% of the voting power), and 26.5% of the voting shares (representing 16.6% of the voting power) of Finaxa were owned by Banque Paribas, a French bank ("PARIBAS"). Including the shares owned by Midi Participations, as of January 1, 1995, the Mutuelles AXA directly or indirectly owned 51.3% of the voting shares (representing 65.8% of the voting power) of AXA. In addition, certain subsidiaries of AXA own 0.4% of the shares of AXA which are not entitled to be voted. Acting as a group, the Mutuelles AXA control AXA, Midi Participations and Finaxa.

    The Adviser is a leading international investment manager supervising client accounts with assets as of June 30, 1995 totaling over $135 billion (of which approximately $44 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds and included, as of June 30, 1995, 29 of the FORTUNE 100 companies. As of that date, the Adviser and its subsidiaries employed approximately 1,350 employees who operated out of domestic offices and the overseas offices of subsidiaries in Bombay, Istanbul, London, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The 51 registered investment companies comprising 105 separate investment portfolios managed by the Adviser currently have more than two million shareholders.



    Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for each Portfolio of the Fund and pays all compensation of Trustees of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund, without charge, with management supervision and assistance and office facilities. Under the Advisory Agreement, each of the Portfolios pays an advisory fee at the annual rate of .50 of 1% up to $1.25billion of the average daily value of its net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, .46 of 1% of the next $1 billion of such assets and
 .45 of 1% of the average daily net assets of the respective Portfolio in excess of $3 billion. The fee is accrued daily and paid monthly. The Adviser will reimburse a Portfolio to the extent that its net expenses (excluding taxes, brokerage, interest and extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the fiscal years ended June 30, 1993, 1994 and 1995, the Adviser received from the General Portfolio, an advisory fee of $4,982,140, $5,716,406 and $5,696,283, respectively. For the fiscal year ended June 30, 1993, the Adviser received from the New York Portfolio an advisory fee of $357,103 (net of expenses in excess of 1% and net of expenses in excess of a voluntary limitation of .80% for the year ended June 30, 1993). For the fiscal year ended June 30, 1994, the Adviser received from the New York Portfolio an advisory fee of $478,247 (net of expenses in excess of 1% and net of expenses in excess of a voluntary limitation of .80% for the period July 1, 1993 to October 31, 1993 and net of expenses in excess of 1% and net of expenses in excess of a voluntary limitation of .85% for the period November 1, 1993 to June 30,
1994). For the fiscal year ended June 30, 1995, the Adviser received from the New York Portfolio an advisory fee of $699,193 (net of expenses in excess of 1% and net of expenses in excess of a voluntary limitation of .85% for the period ended June 30,
1995). For the fiscal years ended June 30, 1993, 1994 and 1995, the Adviser received from the California Portfolio an advisory fee of $748,087, $888,473 and $1,128,198, respectively. For the fiscal year ended June 30, 1993, the Adviser received $76,585 from the Connecticut Portfolio pursuant to voluntary expense reimbursements for expenses exceeding .70 of 1% of the average daily net assets. For the fiscal year ended June 30, 1994, the Adviser received $95,528 from the Connecticut Portfolio pursuant to voluntary expense reimbursements for the period July 1, 1993 to October 31, 1993 for expenses exceeding .70 of 1% of the average daily net assets and for the period November 1, 1993 to June 30, 1994 for expenses exceeding .80 of 1% of its average daily net assets. For the fiscal year ended June 30, 1995, the Adviser received from the Connecticut Portfolio an advisory fee of $126,013 pursuant to voluntary expense reimbursements for expenses exceeding .80 of 1% of its average daily net assets. For the period February 7, 1994 (commencement of operations) to June 30, 1994 the Adviser received no advisory fee from the New Jersey Portfolio pursuant to voluntary expense reimbursements, for expenses exceeding .70 of 1% of its average daily net assets. For the fiscal year ended June 30, 1995, the Adviser received from the New Jersey Portfolio an advisory fee of $30,390 pursuant to voluntary expense reimbursements for expenses exceeding .70 of1% of its average daily net assets for the period July 1, 1994 to February 28, 1995 and from March 1, 1995 to June 30, 1995 for expenses exceeding .80 of 1% of its average daily net assets. For the period October 25, 1994 (commencement of operations) the Adviser voluntarily agreed to reimburse the Virginia Portfolio for all expenses, from October 26, 1994 to May 8, 1995 for expenses exceeding .40 of 1% of its average daily net assets, from May 9, 1995 to May 31, 1995 for expenses exceeding .50 of 1% of its average daily net assets and from June 1, 1995 to June 30, 1995 for expenses exceeding .60 of 1% of its average daily net assets. In accordance with the Distribution Services Agreement described below, the Fund may pay a portion of advertising and promotional expenses in connection with the sale of shares of the Fund. The Fund also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registration and filing with the Securities and Exchange Commission and with state regulatory authorities. The Fund pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, accounting, administrative and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of the Fund's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates; if so done, the services are provided to the Fund at cost and the payments therefore must be specifically approved in advance by the Fund's Trustees. In respect of the Adviser's services to the Portfolios for the fiscal years ended June 30, 1993, 1994 and 1995, the Adviser received $90,992, $104,500 and
$112,500 respectively, from the General Portfolio; $70,676, $83,800 and $93,400 respectively, from the New York Portfolio; $71,722, $84,500 and $94,100 respectively, from the California Portfolio; $70,041, $82,800 and $91,700 respectively, from the Connecticut Portfolio; and $51,917 from the New Jersey Portfolio for the period February 7, 1994 (commencement of operations) to June 30, 1994 and for the fiscal year ended June 30, 1995 $91,500, from the New Jersey Portfolio. For the fiscal period October 25, 1994 (commencement of operations) to June 30, 1995, the Adviser received $47,000 from the Virginia Portfolio.



    The Fund has made arrangements with certain broker-dealers whose customers are Fund shareholders pursuant to which the broker-dealers perform shareholder servicing functions, such as opening new shareholder accounts, processing purchase and redemption transactions, and responding to inquiries regarding the Fund's current yield and the status of shareholder accounts. The Fund pays for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses the broker-dealers at cost for personnel expenses involved in providing the services. All such reimbursements must be approved in advance by the Fund's Trustees. For the fiscal years ended June 30, 1993, 1994 and 1995, broker-dealers were reimbursed $438,262, $540,747 and $360,255, respectively, by the General Portfolio, $32,685, $77,807 and $33,165, respectively, by the New York Portfolio, $33,726, $43,047 and $83,891, respectively, by the California Portfolio; $20,306, $26,041 and $21,142, respectively, by the Connecticut Portfolio, for the period February 7, 1994 (commencement of operations) to June 30, 1994 $847 from the New Jersey Portfolio and for the fiscal year ended June 30, 1995, $4,864 from the New Jersey Portfolio and for the period October 25, 1994 (commencement of operations) to June 30, 1995 $26,560 from the Virginia Portfolio.



    The Advisory Agreement became effective on July 22, 1992. Continuance of the Advisory Agreement until June 30, 1996 was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 12, 1995.


    The Advisory Agreement remains in effect from year to year provided that such continuance is specifically approved at least annually by a vote of a majority of the outstanding shares of the Fund or by the Fund's Trustees, including in either case approval by a majority of the Trustees who are not parties to the Agreement, or interested persons as defined in the Act. The Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by a vote of the outstanding voting securities of the Fund; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

Distribution Services Agreement

    Rule 12b-1 adopted by the Securities and Exchange Commission under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement") which includes a plan adopted pursuant to Rule 12b-1 (the "Plan"). Pursuant to the Plan, the Fund pays to the Advisera Rule 12b-1 distribution services fee, which may not exceed an annual rate of .25 of 1% of the Fund's aggregate average daily net assets. In addition, under the Agreement the Adviser makes payments for distribution assistance and for administrative and accounting services from its own resources which may include the management fee paid by the Fund. The Agreement became effective on May 1, 1985.


    Payments under the Agreement are used in their entirety for
(i) payments to broker-dealers and other financial intermediaries, including Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser, for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. In approving the Agreement, the Trustees determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. During the fiscal year ended June 30, 1995, the General Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $2,752,028 which constituted .24 of 1% of such Portfolio's average daily net assets during the year, and the Adviser made payments from its own resources as described above aggregating $3,159,099. Of the $5,911,127 paid by the General Portfolio and the Adviser under the Agreement, $80,393 was spent on the printing and mailing of prospectuses for persons other than current shareholders and $5,830,734 for compensation to dealers. During the fiscal year ended June 30, 1995 the New York Portfolio made payments to the Adviser for expenditures under the Agreement in amounts aggregating $247,853 which constituted .15 of 1% of such Portfolio's average daily net assets during the year, and the Adviser made payments from its own resources as described above aggregating $596,664. Of the $844,517 paid by the New York Portfolio and the Adviser under the Agreement, $18,389 was spent on the printing and mailing of prospectuses for persons other than current shareholders and $826,130 for compensation to dealers. During the fiscal year ended June 30, 1995 the California Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $387,516 which constituted .17 of 1% of such Portfolio's average daily net assets during the year, and the Adviser made payments from its own resources as described above aggregating $607,932. Of the $995,448 paid by the California Portfolio and the Adviser under the Agreement, $29,273 was spent on the printing and mailing of prospectuses for persons other than current shareholders and $966,175 for compensation to dealers. During the fiscal yearended June 30, 1995, the Connecticut Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $98,165 which constituted .15 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $222,844. Of the $321,009 paid by the Connecticut Portfolio and the Adviser under the Agreement, $6,162 was spent on printing and mailing of prospectuses for persons other than current shareholders and $314,847 for compensation of dealers. During the fiscal year ended June 30, 1995, the New Jersey Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $87,534 which constituted .15 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $212,836. Of the $300,370 paid by the New Jersey Portfolio and the Adviser under the Agreement, $4,781 was spent on printing and mailing of prospectuses for persons other than current shareholders and $295,589 for compensation of dealers. For the period October 25, 1994 (commencement of operations) to June 30, 1995 the Virginia Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $54,575 which constituted .15 of

1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $142,051. Of the $196,626 paid by the Virginia Portfolio and the Adviser under the Agreement, $10,012 was spent on printing and mailing of prospectuses for persons other than current shareholders and $186,614 for compensation of dealers.


    The administrative and accounting services provided by broker-dealers, depository institutions and other financial institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmations of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Fund. The State of Texas requires that shares of the Fund may be sold in that state only by dealers or other financial institutions that are registered there as broker-dealers. As interpreted by courts and administrative agencies, certain laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the administrative and accounting services described above. The Trustees will consider appropriate modifications to the Fund's operations, including discontinuance of payments under the Agreement to banks and otherdepository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.

    The Treasurer of the Fund reports the amounts expended under the Agreement and the purposes for which such expenditures were made to the Trustees on a quarterly basis. Also, the Agreement provides that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office.


    The Agreement became effective on July 22, 1992. Continuance of the Agreement until June 30, 1996 was approved by the vote, cast in person by all the Trustees of the Fund who neither were interested persons of the Fund nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 12, 1995. The Agreement may be continued annually thereafter if approved by a majority vote of the Trustees who neither are interested persons of the Fund nor have any direct or indirect financial interest in the

Agreement or in any related agreement, cast in person at a meeting called for that purpose.


    All material amendments to the Agreement must be approved by a vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for that purpose, and the Agreement may not be amended in order to increase materially the costs which the Fund may bear pursuant to the Agreement without the approval of a majority of the outstanding shares of the Fund. The Agreement may also be terminated at any time by a majority vote of the disinterested Trustees, or by a majority of the outstanding shares of the Fund or by the Adviser. Any agreement with a qualifying broker-dealer or other financial intermediary may be terminated without penalty on not more than 60 days' written notice by a vote of the majority of non-party Trustees, by a vote of a majority of the outstanding shares of the Fund, or by the Adviser and will terminate automatically in the event of its assignment.

    The Agreement is in compliance with rules of the National Association of Securities Dealers, Inc. (the "NASD") which became effective July 7, 1993 and which limit the annual asset-based sales charges and service fees that a mutual fund may impose to
 .75% and .25%, respectively, of average annual net assets.

________________________________________________________________

                PURCHASE AND REDEMPTION OF SHARES
________________________________________________________________

    The Fund may refuse any order for the purchase of shares.
The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.


    Accounts Not Maintained Through Financial Intermediaries

Opening Accounts  New Investments

    A. When Funds are Sent by Wire (the wire method permits immediate credit)

         1) Telephone the Fund toll-free at (800) 824-1916. The Fund will ask for the name of the account as you wish it to be registered, address of the account, and taxpayer identification number social security number for an individual. The Fund will then provide you with an account number.

         2)   Instruct your bank to wire Federal funds (minimum
              $1,000) exactly as follows:

              ABA 0110 00028
              State Street Bank and Trust Company
              Boston, MA  02101
              Alliance Municipal Trust
              DDA  9903-279-9

              Your account name   - - as registered
              Your account number - - with the Fund

         3)   Mail a completed Application Form to:

              Alliance Fund Services, Inc.
              P.O. Box 1520
              Secaucus, New Jersey  07096-1520

    B.   When Funds are Sent by Check

         1)   Fill out an Application Form.

         2) Mail the completed Application Form along with your check or negotiable bank draft (minimum $1,000), payable to "Alliance Municipal Trust," to Alliance
              Fund Services, Inc. as in A(3) above.



Subsequent Investments

    A.   Investments by Wire (to obtain immediate credit)

         Instruct your bank to wire Federal funds (minimum $100) to State Street Bank and Trust Company ("State Street Bank") as in A(2) above.

    B.   Investments by Check

         Mail your check or negotiable bank draft (minimum $100), payable to "Alliance Municipal Trust," to Alliance Fund Services,
Inc. as in A(3) above.

         Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

Investments Made by Check

         Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and, thus, is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

         PROCEEDS FROM ANY SUBSEQUENT REDEMPTION BY YOU OF FUND SHARES THAT WERE PURCHASED BY CHECK OR ELECTRONIC FUNDS TRANSFER WILL NOT BE FORWARDED TO YOU UNTIL THE FUND IS REASONABLY ASSURED THAT YOUR CHECK OR ELECTRONIC FUNDS TRANSFER HAS CLEARED, UP TO FIFTEEN DAYS FOLLOWING THE PURCHASE DATE. If the redemption request during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.



Redemptions

    A.   By Telephone

         You may withdraw any amount from your account on any Fund business day (i.e., any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) between 9:00 a.m. and 5:00 p.m. (New York time) via orders given to Alliance Fund Services, Inc. by telephone toll-free (800) 824-1916. Such redemption orders must include your account name as registered with the Fund and the account number.

         If your telephone redemption order is received by Alliance Fund Services, Inc. prior to 12:00 Noon (New York time), we will send the proceeds in Federal funds by wire to yourdesignated bank account that day. The minimum amount for a wire is $1,000. If your telephone redemption order is received by Alliance Fund Services, Inc. after 12:00 Noon and before 4:00 p.m., we will wire the proceeds the next business day. You also may request that proceeds be sent by check to your designated bank. Redemptions are made without any charge to you.


         During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this statement of additional information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.


    B.   By Check-Writing

         With this service, you may write checks made payable to any payee in any amount of $100 or more. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is with the Application Form. If you wish to establish this check-writing service, except that State Street Bank will impose its normal charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order.

THE CHECK-WRITING SERVICE ENABLES YOU TO RECEIVE THE DAILY
DIVIDENDS DECLARED ON THE SHARES TO BE REDEEMED UNTIL THE DAY
THAT YOUR CHECK IS PRESENTED TO STATE STREET BANK FOR PAYMENT.



    C.   By Mail

         You may withdraw any amount from your account at any time by mail. Written orders for withdrawal, accompanied by duly endorsed certificates, if issued, should be mailed to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption, and accompanying certificates, if any, must be signed by all owners of the account with the signatures guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

________________________________________________________________

                     ADDITIONAL INFORMATION
________________________________________________________________


    Automatic Investment Program. A shareholder may purchase shares of the Fund through an automatic investment program through a bank that is a member of the National Automated Clearing House Association. Purchases can be made on a Fund business day each month designated by the shareholder. Shareholders wishing to establish an automatic investment program should write or telephone the Fund or AFS at (800) 221-5672.


    Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank and Trust Company ("State Street Bank"). Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. For example, the Fund's Distributor accepts purchase orders from its customers up to 2:15 p.m. (New York time) for issuance at the 4:00 p.m. transaction time and price.
A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

    Orders for the purchase of Fund shares become effective at the next transaction time after Federal funds or bank wire moniesbecome available to State Street Bank for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

    All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value. To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal; namely, the telephone, telegraph, check-writing or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

    Arrangements for Telephone Redemptions. If you wish to use the telephone redemption procedure, indicate this on your Application Form and designate a bank and account number to receive the proceeds of your withdrawals. If you decide later that you wish to use this procedure, or to change instructions already given, send a written notice to Alliance Capital Reserves, P.O. Box 1520, Secaucus, New Jersey 07096-1520, with your signature guaranteed by an institution which is an eligible guarantor. For joint accounts, all owners must sign and have their signatures guaranteed.


    Retirement Plans. The Fund's objectives of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives may make it a suitable investment vehicle for part or all of the assets held in various tax-deferred retirement plans. The Fund has available forms of individual retirement account (IRA), simplified employee pension plans (SEP), 403(b)(7) plans and employer-sponsored retirement plans (Keogh or HR10 Plan). Certain services described in this prospectus may not be available to retirement accounts and plans. Persons desiring information concerning these plans should write or telephone the Fund or AFS at (800) 221-5672.



    The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, is the custodian under these plans. The custodian charges a nominal account establishment fee and a nominal annual maintenance fee. A portion of such fees is remitted to AFS to compensate that organization for services rendered to retirement plan accounts maintained with the Fund.



    Periodic Distribution Plans. Without affecting your right to use any of the methods of redemption described above, by checking the appropriate boxes on the Application Form, you may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan you receive monthly payments of all the income earned in your Fund account, with payments forwarded by check or electronically via the Automated Clearing House ("ACH") network shortly after the close of the month. Under the Systematic Withdrawal Plan, you may request payments by check or electronically via the ACH network in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, you can order, via a signature-guaranteed letter to the Fund, such periodic payments to be sent to another person. Shareholders wishing either of the above plans electronically through the ACH network should write or telephone the Fund or AFS at (800) 221-5672.



    The Fund reserves the right to close an account if it has a balance below $500 for each day of the first two months of a calendar year. Therefore, unless this has occurred, a shareholder with a zero balance, when reinvesting, should continue to use his account number. Otherwise, the account should be re-opened pursuant to procedures described in the Prospectus.


    A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday exclusive of New Year's Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday in Massachusetts, neither purchases nor wired redemptions can become effective because Federal funds cannot be received or sent by State Street Bank.
On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holidayclosings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Securities and Exchange Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and the income earned.

________________________________________________________________

       DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
________________________________________________________________

    All net income of each Portfolio is determined after the close of each business day, currently 4:00 p.m. New York time (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record of that Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

    A Portfolio's net income consists of all accrued interest income on Portfolio assets less expenses allocable to that Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses are reflected in a Portfolio's net asset value and are not included in net income. Net asset value per share of each Portfolio is expected to remain constant at $1.00 since all net income of each Portfolio is declared as a dividend each time net income is determined and net realized gains and losses are expected to be relatively small.

    The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

    The Fund utilizes the amortized cost method of valuation of portfolio securities in accordance with the provisions of Rule 2a-7 under the Act. Pursuant to such rule, each Portfolio maintains a dollar-weighted average portfolio maturity of 90 daysor less, purchases instruments which, at the time of investment, have remaining maturities of no more than one year (which maturities may extend to 397 days), and invests only in securities of high quality. Under Rule 2a-7, the Fund treats a municipal security which has a variable or floating rate of interest as having a maturity equal to the longer of either the period, if any, remaining until the interest rate is next scheduled to be readjusted or the period remaining until the principal amount can be recovered by exercising the security's demand feature. The Fund maintains procedures designed to stabilize, to the extent reasonably possible, the price per share of each Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees at such intervals as they deem appropriate to determine whether and to what extent the net asset value of each Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. If such deviation as to any Portfolio exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, should be initiated. In the event the Trustees determine that such a deviation may result in material dilution or other unfair results to new investors or existing shareholders, they will consider corrective action which might include (1) selling instruments held by the affected Portfolio prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; (2) withholding dividends of net income on shares of that Portfolio; or (3) establishing a net asset value per share of that Portfolio by using available market quotations or equivalents.

    The net asset value of the shares of each Portfolio is determined each business day (and on such other days as the Trustees deem necessary) at 12:00 Noon and 4:00 p.m. New York time. The net asset value per share of a Portfolio is calculated by taking the sum of the value of that Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

________________________________________________________________

                              TAXES
________________________________________________________________

Federal Income Tax Considerations

    Each of the Fund's Portfolios has qualified for each fiscal year to date and intends to qualify in each future year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since each Portfolio of the Fund distributes all of its net income and capital gains, each Portfolio should thereby avoid all Federal income and excise taxes.

    For shareholders' Federal income tax purposes, distributions to shareholders out of tax-exempt interest income earned by each

Portfolio of the Fund generally are not subject to Federal income tax. See, however, "Alternative Minimum Tax" above.

    Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since each Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations.
Long-term capital gains, if any, distributed by the Fund to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he may have held his shares. Distributions of short and long-term capital gains, if any, are normally made once each year near calendar year-end, although such distributions may be made more frequently if necessary in order to maintain the Fund's net asset value at $1.00 per share.

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund is not deductible for Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed funds are used for purchasing or carrying particular assets, shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Further, persons who are "substantial users" (or related persons) of facilities financed by private activity bonds (within the meaning of Section 147(a) of the Code) should consult their tax advisers before purchasing shares of any Portfolio.

    Substantially all of the dividends paid by each Portfolio are anticipated to be exempt from Federal income taxes. Shortly after the close of each calendar year, a notice is sent to each shareholder advising him of the total dividends paid into his account for the year and the portion of such total that is exempt from Federal income taxes. This portion is determined by the ratio of the tax-exempt income to total income for the entire year and, thus, is an annual average rather than a day-by-day determination for each shareholder.

State Income Tax Considerations

General Portfolio. Shareholders of the General Portfolio may be subject to state and local taxes on distributions from the General Portfolio, including distributions which are exempt from Federal income taxes. Each investor should consult his own tax adviser to determine the tax status of distributions from the General Portfolio in his particular state and locality.

New York Portfolio. Shareholders of the New York Portfolio who are individual residents of New York are not subject to the New

York State or New York City personal income taxes on distributions from the New York Portfolio which are designated as derived from municipal securities issued by the State of New York or its political subdivisions. Distributions from the New York
Portfolio are, however, subject to the New York Corporate
Franchise Tax payable by corporate shareholders.

California Portfolio. Shareholders of the California Portfolio who are individual residents of California are not subject to the California personal income tax on distributions from the California Portfolio which are designated as derived from municipal securities issued by the State of California or its political subdivisions. Distributions from the California Portfolio are, however, subject to the California Corporate Franchise Tax payable by corporate shareholders.

Connecticut Portfolio. Shareholders of the Connecticut Portfolio who are individual residents of Connecticut are not subject to Connecticut personal income taxes on distributions from the Connecticut Portfolio which are designated as derived from municipal securities issued by the State of Connecticut or its political subdivisions.

New Jersey Portfolio. Shareholders of the Portfolio who are individual residents of New Jersey are not subject to the New Jersey personal income tax on distributions from the Portfolio which are designated as derived from municipal securities issued by the State of New Jersey or its political subdivisions. Distributions from the Portfolio are, however, subject to the NewJersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders.

Virginia Portfolio. Shareholders of the Virginia Portfolio who are individual residents of Virginia are not subject to the Virginia personal income tax on distributions from the Portfolio which are designated as derived from municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

Florida Portfolio. Dividends paid by the Portfolio to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposed an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government Securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that the Portfolio's shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Portfolio must, among other things, have its entire portfolio invested in U.S. Government Securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by the Portfolio to corporate shareholders will be subject to Florida corporate income tax.

________________________________________________________________

                       GENERAL INFORMATION
________________________________________________________________

    Portfolio Transactions. Subject to the general supervision of the Trustees of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

    The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than onedealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. Portfolio securities will not be purchased from or sold to the Adviser's affiliate, Donaldson, Lufkin & Jenrette, Inc., or any subsidiary or affiliate of the parent. During the fiscal years ended June 30, 1993, 1994 and 1995, the Fund paid no brokerage commissions.

    Capitalization. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class would be governed by the Investment Company Act of 1940 and the law of the Commonwealth of Massachusetts. Shares of each Portfolio are normally entitled to one vote for all purposes. Generally, shares of all Portfolios vote as a single series for the election of Trustees and on any other matter affecting all Portfolios in substantially the same manner. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each Portfolio vote as separate classes. Certain procedures for the removal by shareholders of trustees of investment trusts, such as the Fund, are set forth in Section 16(c) of the Act.


    Set forth and discussed below is certain information as to all persons who owned of record or beneficially 5% or more of the outstanding shares of a portfolio at October 2, 1995.

                                     No. of     % of
Name and Adress                      Shares     Class
______________                       ______     _____

New Jersey Portfolio

Thomas Brown                        4,784,383    6%
Louise Brown JT TEN
4 Sassafras Court
PO Box 836
Voorhees, New Jersey  08043-0836



    Shareholder Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or officers of the Fund. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of the Adviser, such risk is not material.

    Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel, One Battery Park Plaza, New York, New York, counsel for the Fund and the Adviser. Seward & Kissel has relied upon the opinion of Sullivan & Worcester, Boston, Massachusetts, for matters relating to Massachusetts law.

    Accountants. An opinion relating to each Portfolio's financial statements is given herein by McGladrey & Pullen, LLP, New York, New York, independent auditors for the Fund.


    Yield Quotations. Advertisements containing yield quotations for one or more Portfolios for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933. The daily dividends for the seven days ended June 30, 1995 for the General, New York, California, Connecticut, New Jersey and Virginia Portfolios amounted to an annualized yield, after expense reimbursement, of 3.25%, 3.36%, 3.18%, 3.19%, 3.23% and 3.54%,
respectively, equivalent to 3.30%, 3.42%, 3.23%, 3.24%, 3.28% and
3.60%, respectively, when adjusted for the Fund's daily compounding. Absent expense reimbursement, the annualized yield for this period for the New York Portfolio would have been 3.23%, equivalent to an effective yield of 3.29%. Absent expense reimbursement, the annualized yield for this period for theCalifornia Portfolio would have been 3.13%, equivalent to an effective yield of 3.18%. Absent expense reimbursement, the annualized yield for this period for the Connecticut Portfolio would have been 2.85%, equivalent to an effective yield of 2.90%. Absent expense reimbursement, the annualized yield for this period for the New Jersey Portfolio would have been 2.88%, equivalent to an effective yield of 2.93%. Absent expense reimbursement, the annualized yield for this period for the Virginia Portfolio would have been 3.24%, equivalent to an effective yield of 3.39%. The Florida Portfolio had not yet commenced operations as of June 30, 1995.


    Yield quotations for a Portfolio are thus determined by (i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of such Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. A Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula:

effective yield = [(base period return + 1) 365/7] - 1.


    Depending on an investor's tax bracket, an investor may earn a substantially higher after-tax return from the Fund than from comparable investments the income from which is taxable. For example, the yield for the week ended June 30, 1995 for the General Portfolio was 3.30%; for the New York Portfolio, 3.42%; for the California Portfolio, 3.23%; for the Connecticut Portfolio, 3.24%; for the New Jersey Portfolio, 3.28% and for the Virginia Portfolio, 3.60%. The corresponding tax equivalent yield, however, for such period for the General Portfolio was 5.38%; for the New York Portfolio, 6.02%, computed without taking into account the effects of New York City income taxes, and 6.33%, computed assuming the effects of New York City income taxes; for the California Portfolio, 5.92%; for the Connecticut Portfolio 15.53%; for the New Jersey Portfolio, 5.72%; and for the Virginia Portfolio, 6.22%. The corresponding tax equivalent effective yield for such period for the General Portfolio was 5.46%; for the New York Portfolio, 6.13%, computed without taking into account the effects of New York City income taxes, and 6.44%, computed assuming the effects of New York City income taxes; for the California Portfolio, 6.01%; for the Connecticut Portfolio, 5.62%; for the New Jersey Portfolio, 5.81%; and for the Virginia Portfolio, 6.32%. These tax equivalent yields assume that the taxpayer is an individual in the highest federal and state (and, if applicable, New York City) income tax brackets, who is not subject to federal or state alternative minimum taxes and who is able to fully deduct state (and, if applicable, New York City) taxes in computing federal taxable income. The tax rates used in these calculations were: federal- -39.6%, New York state--7.59375%, New York City--4.46%,
California--11%, Connecticut--4.5%, New Jersey--6.58% and Virginia--5.75%. The tax equivalent yield is computed by dividing that portion of theyield of a Portfolio that is tax-exempt by one minus the applicable marginal income tax rate (39.6% in the case of the General Portfolio; the combined effective federal and state (and, if applicable, New York City) marginal income tax rates in the case of the New York, California, Connecticut, New Jersey and Viriginia Portfolios) and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax-exempt.

    Periodic Distribution Plans. Without affecting shareholders' right of using any of the methods of redemption described above, by checking the appropriate boxes on the Application Form shareholders may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan shareholders receive monthly payments of all the income earned in his or her Fund account, with payments forwarded shortly after the close of the month. Under the Systematic Withdrawal Plan, shareholders may request checks in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, shareholders can order, via signature-guaranteed letter to the Fund, such periodic payments to be sent to another person.

    Reports. You will receive semi-annual and annual reports of the Fund as well as a monthly summary of your account. You can arrange for a copy of each of your account statements to be sent to other parties.

    Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

________________________________________________________________
                           APPENDIX A
               DESCRIPTION OF MUNICIPAL SECURITIES
________________________________________________________________

    Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less.
They include the following:

    1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

    2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

    3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing
         Programs.

    4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

    5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

    6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments tofinance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

    Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

    1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

    2. Revenue Bonds generally are secured by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these Bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

    3. Industrial Development Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These Bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such Bonds is dependent solely on the ability of the facility's user to meet its financial obligations andthe pledge, if any, of real and personal property as security for such payment.

________________________________________________________________
                           APPENDIX B
                DESCRIPTION OF SECURITIES RATINGS
________________________________________________________________

Municipal and Corporate
Bonds and Municipal Loans

    The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

    The two highest ratings of Standard & Poor's Corporation ("Standard & Poor's") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

Short-Term Municipal Loans

    Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

    Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's states that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Issues rated SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper

    "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow and asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available.
While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

STATEMENT OF NET ASSETS
JUNE 30, 1995                  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
-------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
  (000)     SECURITY+                              YIELD       VALUE
----------------------------------------------------------------------
            MUNICIPAL BONDS-103.6%
            CONNECTICUT-101.4%
            CONNECTICUT DEVELOPMENT AUTH.
            (Bridgeport Hydraulic Co. Project)
            Series '95 AMT VRDN*
$  2,000    5/01/35                                3.85%    $2,000,000
            CONNECTICUT DEVELOPMENT AUTH.
            Res. Rec.:(Exeter Energy Project)
            Series '89B AMT VRDN*
   2,700    12/01/19                               4.15      2,700,000
            CONNECTICUT DEVELOPMENT AUTH.
            HEALTH FACILITY
            (Independent Living) Series'90 VRDN*
   6,700    7/01/15                                3.95      6,700,000
            CONNECTICUT DEVELOPMENT AUTH.
            IDR
            (International Ice Cream Project)
            Series '86 AMT VRDN*
   1,500    12/01/06                               4.05      1,500,000
            CONNECTICUT DEVELOPMENT AUTH.
            IDR
            (Zotos International Project)
            Series '84 VRDN*
   3,315    12/01/04                               4.00      3,315,000
            CONNECTICUT DEVELOPMENT AUTH.
            PCR
            (Central Vermont Public Service)
            Series '85 VRDN*
   1,000    12/01/15                               3.75      1,000,000
            CONNECTICUT DEVELOPMENT AUTH.
            PCR
            (Connecticut Light and Power Co.)
            Series '93A VRDN*
   3,100    9/01/28                                4.10      3,100,000
            CONNECTICUT DEVELOPMENT AUTH.
            PCR
            (Connecticut Light and Power Co.)
            Series '93B VRDN*
     500    9/01/28                                4.25        500,000
            CONNECTICUT DEVELOPMENT AUTH.
            PCR
            (Western Mass. Elec. Co.)
            Series '93A VRDN*
   4,700    9/01/28                                3.95      4,700,000
            CONNECTICUT DEVELOPMENT AUTH.
            REVENUE
            (Rand Whitney Container Board Project)
            Series '93 AMT VRDN*
   3,000    8/01/23                                3.90      3,000,000
            CONNECTICUT GO
            Economic Recovery Note
            Series '91A
   2,850    6/15/96                                4.05%    $2,888,152
            CONNECTICUT GO
            Economic Recovery Note
            Series '91B VRDN*
   2,900    6/01/96                                3.95      2,900,000
            CONNECTICUT GO
            Series D
   1,000    8/01/95                                4.00      1,000,367
            CONNECTICUT HEFA
            (Bridgeport Hospital)
            Series '95B VRDN*
   4,000    7/01/25                                4.00      4,000,000
            CONNECTICUT HEFA
            (Charlotte Hungerford Hospital)
            Series '90B VRDN*
   2,900    7/01/10                                4.10      2,900,000
            CONNECTICUT HEFA
            (Kent School) Series '90 A VRDN*
   2,800    7/01/23                                3.80      2,800,000
            CONNECTICUT HEFA
            (Pomfret School Issue)
            Series '95A VRDN*
   1,000    7/01/24                                4.05      1,000,000
            CONNECTICUT HFA
            (Home Mortgage Finance Project)
            Series E2 AMT PPB*
   4,290    11/15/95                               4.50      4,290,046
            CONNECTICUT SPECIAL ASSESSMENT
            UNEMPLOYMENT COMPENSATION
            Series '93C FGIC PPB*
   5,000    7/01/95                                3.85      5,000,000
            CONNECTICUT SPECIAL ASSESSMENT
            UNEMPLOYMENT COMPENSATION
            Series '93C FGIC PPB*
   4,000    7/01/96                                3.90      4,000,000
            CONNECTICUT SPECIAL TAX OBLIGATION
            Pre-Refunded
            (Transportation Infrastructure)
   2,000    10/15/95                               3.45      2,069,390


2


                               ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                              YIELD        VALUE
----------------------------------------------------------------------
            CONNECTICUT SPECIAL TAX OBLIGATION
            Pre-Refunded
            (Transportation Infrastructure)
$    750    10/15/95                               4.10%    $  774,187
            CONNECTICUT SPECIAL TAX OBLIGATION
            Series '94 VRDN*
   1,000    12/01/10                               4.00      1,000,000
            HARTFORD REDEV. AGY. MFHR
            (Underwood Towers Project)
            FSA Series '90 VRDN*
   3,100    6/01/20                                4.10      3,100,000
            MADISON GO BAN
            Series '95
   2,525    3/27/96                                4.05      2,528,584
            MERIDEN GO BOND
            Series '94 AMBAC
   1,825    10/15/95                               4.00      1,840,428
            MIDDLETOWN GO BAN
            Series '95
   2,000    4/15/96                                4.05      2,003,031
            SOUTH CENTRAL WATER SYSTEMS
            Series MGT 6B FGIC VRDN*
   2,800    8/01/07                                4.05      2,800,000
            STAMFORD HFA MFHR
            (Morgan Street Project)
            Series '94 AMT VRDN*
   1,600    8/01/24                                4.00      1,600,000
                                                            77,009,185

            PUERTO RICO-2.2%
            PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
            Series X VRDN*
   1,700    7/01/99                                3.80%    $1,700,000
            TOTAL MUNICIPAL BONDS
            (amortized cost $78,709,185)                    78,709,185

            COMMERCIAL PAPER-4.6%
            CONNECTICUT-4.6%
            CONNECTICUT MUNICIPAL ELECTRIC ENERGY
            Cooperative Power Supply
            Systems Rev. Series '95A
   1,000    9/08/95                                4.00      1,000,000
            CONNECTICUT HEFA
            (Yale University) Series L
   2,500    7/12/95                                4.20      2,500,000
            TOTAL COMMERCIAL PAPER
            (amortized cost $3,500,000)                      3,500,000

            TOTAL INVESTMENTS-108.2%
            (amortized cost $82,209,185)                    82,209,185
            Other assets less liabilities-(8.2%)            (6,218,453)

            NET ASSETS-100%
            (offering and redemption price of
            $1.00 per share; 76,020,324 shares
            outstanding)                                   $75,990,732


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

   Glossary of Terms:
   AMBAC    American Municipal Bond Assurance Corporation
   AMT      Alternative Minimum Tax
   BAN      Bond Anticipation Note
   FGIC     Financial Guaranty Insurance Company
   GO       General Obligation
   HEFA     Health & Educational Facility Authority
   HFA      Housing Finance Agency/Authority
   IDR      Industrial Development Revenue
   MFHR     Multi-Family Housing Revenue
   PCR      Pollution Control Revenue
   PPB      Periodic Put Bond
   VRDN     Variable Rate Demand Note
   See notes to financial statements.


3


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1995       ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                          $2,336,747

EXPENSES
  Advisory fee (Note B)                                $327,216
  Distribution assistance and administrative
    service (Note C)                                    276,450
  Transfer agency                                        71,772
  Custodian fees                                         51,347
  Audit and legal fees                                   28,632
  Registration expense                                   20,309
  Trustees' fees                                          4,469
  Printing                                                3,869
  Amortization of organization expenses                     812
  Miscellaneous                                           5,334
  Total expenses                                        790,210
  Less: expense reimbursement and fee waiver           (266,646)
                                                                       523,564
  Net investment income                                              1,813,183

REALIZED GAIN/LOSS ON INVESTMENTS
  Net realized loss on investments                                      (2,026)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,811,157


See notes to financial statements.


4


STATEMENTS OF CHANGES
IN NET ASSETS                  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
-------------------------------------------------------------------------------

                                                     YEAR ENDED     YEAR ENDED
                                                    JUNE 30,1995   JUNE 30,1994
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $ 1,813,183    $ 1,044,516
  Net realized loss on investments                       (2,026)       (16,849)
  Net increase in net assets from operations          1,811,157      1,027,667
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (1,813,183)    (1,044,516)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                       18,678,491      1,106,888
  Total increase                                     18,676,465      1,090,039
NET ASSETS
  Beginning of year                                  57,314,267     56,224,228
  End of year                                       $75,990,732    $57,314,267


See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1995                  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
-------------------------------------------------------------------------------

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing six classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio and Alliance Muncipal Trust-Virginia Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through January, 1995.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1995 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the year ended June 30, 1995 for expenses exceeding .80 of 1% of its average daily net assets. For the year ended June 30, 1995, the reimbursement amounted to $201,203. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $40,562 for the year ended June 30, 1995.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25 of 1% of the Portfolio's average daily net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1995, the distribution fee


6


                               ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
-------------------------------------------------------------------------------

amounted to $163,608 of which $65,443 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1995, such payments by the Portfolio amounted to $112,842 of which $91,700 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995, the Portfolio had a capital loss carryforward of $29,592 of which $10,717 expires in the year 2000, $16,849 expires in the year 2002 and $2,026 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1995, capital paid-in aggregated $76,020,324. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED        YEAR ENDED
                                                JUNE 30, 1995     JUNE 30, 1994
                                                -------------     -------------
Shares sold                                      243,757,597       181,209,614
Shares issued on reinvestments of dividends        1,813,183         1,046,059
Shares redeemed                                 (226,892,289)     (181,148,785)
Net increase                                      18,678,491         1,106,888


NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                                                          YEAR ENDED JUNE 30,
                                                        ----------------------------------------------------
                                                           1995       1994       1993       1992       1991
                                                        --------  ---------  ---------  ---------  ---------
Net asset value, beginning of period                     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                  .028       .017       .020       .033       .045

LESS: DISTRIBUTIONS
Dividends from net investment income                      (.028)     (.017)     (.020)     (.033)     (.045)
Net asset value, end of period                           $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00

TOTAL RETURNS
Total investment return based on net asset value (b)       2.78%      1.71%      2.00%      3.35%      4.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $75,991    $57,314    $56,224    $54,751    $48,482
Ratio to net assets of:
  Expenses, net of waivers and                              .80%       .77%       .70%       .58%       .44%
  Expenses, before waivers and reimbursements              1.21%      1.21%      1.16%      1.22%      1.16%
  Net investment income                                    2.77%      1.69%      1.97%      3.28%      4.39%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


7


INDEPENDENT AUDITOR'S REPORT   ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
-------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

We have audited the accompanying statement of net assets of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1995 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1995, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey &Pullen LLP

New York, New York
August 8, 1995


8

STATEMENT OF NET ASSETS
JUNE 30, 1995                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
-------------------------------------------------------------------------------
Principal
 Amount
  (000)     Security+                              Yield        Value
----------------------------------------------------------------------
            MUNICIPAL BONDS-82.3%
            NEW YORK-80.8%
            BABYLON IDA
            Res. Rec.: (Babylon Project) AMT VRDN*
$  1,100    12/01/24                               4.40%    $1,100,000
            BATTERY PARK CITY FHA
            Apt. Dev.: Marina Towers VRDN*
   3,760    6/01/23                                4.00      3,760,000
            BATTERY PARK CITY FHA
            Apt. Dev.: Marina Towers VRDN*
   3,100    6/01/23                                4.00      3,100,000
            BROOKHAVEN IDR
            (Di-Anna Realty Co.) VRDN*
     341    12/01/95                               5.85        341,122
            DUTCHESS COUNTY IDR
            (Toys 'R' Us/NYTEX) Series '84 VRDN*
   1,000    11/01/19                               4.13      1,000,000
            ERIE COUNTY GO RAN
   1,500    8/15/95                                4.75      1,501,333
            FRANKLIN COUNTY IDR
            (McCadam Cheese Co., Inc. Project)
            Series '90 VRDN*
   2,500    2/01/03                                4.15      2,500,000
            HEMPSTEAD GO BAN
            Series '94D
   5,000    8/17/95                                4.50      5,003,219
            ISLIP IDR
            (Erin Associates) Series '85 VRDN*
     651    8/01/02                                5.85        651,189
            NEW YORK CITY CULTURAL RES.
            (The Jewish Museum) Series '92 VRDN*
   7,100    12/01/21                               4.00      7,100,000
            NEW YORK CITY HOUSING DEVELOPMENT CORP.
            (Upper Fifth Avenue Project)
            Series A VRDN*
   3,000    1/01/16                                4.05      3,000,000
            NEW YORK CITY HOUSING
            DEVELOPMENT CORP. MFHR
            (Columbus Gardens Project)
            Series '93A VRDN*
   7,400    2/01/17                                4.00%    $7,400,000
            NEW YORK CITY HOUSING
            DEVELOPMENT CORP. MFHR
            (Queenswood Apartments)
            Series '89A VRDN*
   2,200    2/01/07                                4.00      2,200,000
            NEW YORK GO
            Series '95B-2 VRDN*
   6,800    8/15/03                                4.25      6,800,000
            NEW YORK GO
            Series '95F-3 VRDN*
   3,000    2/15/13                                4.25      3,000,000
            NEW YORK GO
            Series '95F-5 VRDN*
   8,000    2/15/16                                4.20      8,000,000
            NEW YORK GO
            Series '95F-7 VRDN*
   3,300    2/15/12                                4.15      3,300,000
            NEW YORK IDR
            (ACME Metal Co.) VRDN*
     619    4/01/01                                5.85        618,709
            NEW YORK IDR
            (Madelaine Chocolate Novelties)
            Series '86 VRDN*
     273    6/10/99                                5.85        273,119
            NEW YORK IDR
            (Monadnock Construction) VRDN*
     247    12/01/95                               5.85        247,485
            NEW YORK IDR
            (Western Carpet & Linoleum) VRDN*
     825    6/10/00                                5.85        824,987
            NEW YORK STATE
            ENVIRONMENTAL FACILITIES CORP. PCR
            (New York City Water Finance Auth.)
            Series '94A VRDN*
   8,000    6/15/12                                4.25      8,000,000


2


                                  ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
-------------------------------------------------------------------------------

Principal
 Amount
  (000)     Security+                              Yield       Value
----------------------------------------------------------------------
            NEW YORK STATE ERDA UTIL. REV.
            (Long Island Lighting Co.)
            Series B AMT VRDN*
$  1,000    11/01/23                               3.90%    $1,000,000
            NEW YORK STATE ERDA UTIL. REV.
            (Rochester Gas & Electric)
            Series '85 PPB*
   5,000    11/15/95                               4.40      5,000,000
            NEW YORK STATE HFA
            (Normandie Court II) Series '87A VRDN*
   8,000    11/01/02                               3.85      8,000,000
            NEW YORK STATE HFA MFHR
            (Wood Creek Meadows)
            Series A AMT VRDN* AMBAC
   4,650    11/01/28                               3.85      4,650,000
            NEW YORK STATE JOB DEV. AUTH.
            Series '86A-1 AMT VRDN*
   2,055    3/01/00                                3.70      2,055,000
            NEW YORK STATE JOB DEV. AUTH.
            Series '86C-1 AMT VRDN*
     895    3/01/00                                3.70        895,000
            NEW YORK STATE MEDICAL
            CARE FACILITIES AUTH.
            Eagle Trust (New York Hospital)
            Series 953202 VRDN* AMBAC
  13,000    8/15/24                                4.25     13,000,000
            NEW YORK STATE MEDICAL CARE
            FACILITIES FINANCE AGENCY FHA
            (St. Lukes Hosp.) Series '93 VRDN*
  10,000    5/12/05                                4.25     10,000,000
            ROCHESTER GO BAN
            Series I
   5,000    3/12/96                                4.45      5,026,340
            ROCKLAND COUNTY IDR
            (Bendix Mouldings, Inc.)
            Series '85 VRDN*
   1,200    12/01/01                               5.40      1,200,000
            SMITHTOWN CENTRAL SCHOOL DISTRTICT TAN
            Series '95
   3,700    6/27/96                                3.70%    $3,719,392
            ST. LAWRENCE COUNTY IDA
            (Reynolds Metal Project)
            Series '95 AMT VRDN*
   3,000    5/01/25                                4.00      3,000,000
            TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
            (General Purpose)
            Series I Pre-Refunded
   4,500    1/01/96                                4.20      4,663,167
            TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
            (Special Obligation) MBIA VRDN*
   6,100    1/01/04                                4.05      6,100,000
            TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
            FGIC VRDN*
   2,000    1/01/05                                4.05      2,000,000
            WESTCHESTER COUNTY IDR
            (Hitachi America) VRDN*
   3,200    7/01/98                                3.90      3,200,000
                                                           143,230,062

            PUERTO RICO-1.5%
            PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY
            Series X VRDN*
   2,700    7/01/99                                3.80      2,700,000
            Total Municipal Bonds
            (amortized cost $145,930,062)                  145,930,062

            COMMERCIAL PAPER-15.5%
            NEW YORK-10.9%
            NEW YORK MUNICIPAL WATER AUTHORITY
            Series '94
   3,400    7/12/95                                4.15      3,400,000
            NEW YORK MUNICIPAL WATER AUTHORITY
            Series 3
   1,700    8/14/95                                4.20      1,700,000
            NEW YORK MUNICIPAL WATER AUTHORITY
            Series 3
   1,000    9/13/95                                4.20      1,000,000


3


STATEMENT OF NET ASSETS
(CONTINUED)                       ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
-------------------------------------------------------------------------------

Principal
 Amount
  (000)     Security+                              Yield        Value
----------------------------------------------------------------------
            NEW YORK STATE DORMITORY AUTHORITY
            (Sloan-Kettering Memorial)
$  3,750    8/24/95                                4.00%    $3,750,000
            NEW YORK STATE ENVIRONMENTAL FACILITY
            (General Electric Co.) Series '92A
   1,900    8/03/95                                4.00      1,900,000
            PORT AUTHORITY OF NEW YORK AND
            NEW JERSEY AMT
     840    8/29/95                                3.90        840,000
            PORT AUTHORITY OF NEW YORK AND
            NEW JERSEY AMT
   1,975    8/08/95                                4.05      1,975,000
            PORT AUTHORITY OF NEW YORK AND
            NEW JERSEY AMT
   4,780    8/21/95                                4.05      4,780,000
                                                            19,345,000
            PUERTO RICO-4.6%
            PUERTO RICO GOVERNMENT DEVELOPMENT BANK
   8,100    8/10/95                                4.10%    $8,100,000
            Total Commercial Paper
            (amortized cost $27,445,000)                    27,445,000

            TOTAL INVESTMENTS-97.8%
            (amortized cost $173,375,062)                  173,375,062
            Other assets less liabilities-2.2%               3,878,777

            NET ASSETS-100%
            (offering and redemption price of
            $1.00 per share; 177,318,144
            shares outstanding)                           $177,253,839



+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

   Glossary of Terms:
   AMBAC    American Municipal Bond Assurance Corporation
   AMT      Alternative Minimum Tax
   BAN      Bond Anticipation Note
   ERDA     Energy Research & Development Authority
   FGIC     Financial Guaranty Insurance Company
   FHA      Federal Housing Agency/Authority
   GO       General Obligation
   HFA      Housing Finance Agency/Authority
   IDR      Industrial Development Revenue
   IDA      Industrial Development Authority
   MBIA     Municipal Bond Investors Assurance
   MFHR     Multi-Family Housing Revenue
   PCR      Pollution Control Revenue
   PPB      Periodic Put Bond
   RAN      Revenue Anticipation Note
   TAN      Tax Anticipation Note
   VRDN     Variable Rate Demand Note

   See notes to financial statements.


4


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1995          ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                          $6,050,312

EXPENSES
  Advisory fee (Note B)                              $  826,178
  Distribution assistance and administrative
    service (Note C)                                    539,654
  Transfer agency                                       168,515
  Custodian fees                                         66,729
  Audit and legal fees                                   33,630
  Printing                                               24,503
  Registration fees                                      20,784
  Trustees' fees                                          4,140
  Miscellaneous                                          12,590
  Total expenses                                      1,696,723
  Less: expense reimbursement and fee waiver           (292,221)
                                                                     1,404,502
  Net investment income                                              4,645,810

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                     (13,089)
  Net change in unrealized appreciation of investments                  (4,676)
  Net loss on investments                                              (17,765)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $4,628,045


See notes to financial statements.


5


STATEMENT OF CHANGES
IN NET ASSETS                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
-------------------------------------------------------------------------------

                                                     YEAR ENDED     YEAR ENDED
                                                    JUNE 30,1995   JUNE 30,1994
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                              $4,645,810     $2,384,824
  Net realized loss on investments                      (13,089)        (7,816)
  Net change in unrealized appreciation
    of investments                                       (4,676)         4,676
  Net increase in net assets from operations          4,628,045      2,381,684

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (4,645,810)    (2,384,824)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                       14,432,230     62,313,218
  Total increase                                     14,414,465     62,310,078

NET ASSETS
  Beginning of year                                 162,839,374    100,529,296
  End of year                                      $177,253,839   $162,839,374


See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1995                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
-------------------------------------------------------------------------------
NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the 'Fund') is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing six classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the 'Portfolio'), Alliance Municipal Trust California Portfolio, Alliance Municipal Trust Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio and Alliance Municipal Trust-Virginia Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1995, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1995, the Adviser also voluntarily agreed to reimburse the Portfolio for expenses exceeding .85 of 1% of its average daily net assets. For the year ended June 30, 1995, the reimbursement amounted to $126,985. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $97,115 for the year ended June 30, 1995.


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                       ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
-------------------------------------------------------------------------------

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the year ended June 30, 1995, the distribution fee amounted to $413,089 of which $165,236 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1995, such payments by the Portfolio amounted to $126,565 of which $93,400 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995, the Portfolio had a capital loss carryforward of $20,905, of which $7,816 expires in the year 2002 and $13,089 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1995, capital paid-in aggregated $177,318,144. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED        YEAR ENDED
                                                 JUNE 30,1995      JUNE 30,1994
                                                -------------     -------------
Shares sold                                      660,452,860       453,679,312
Shares issued on reinvestments of dividends        4,645,810         2,386,594
Shares redeemed                                 (650,666,440)     (393,752,688)
Net increase                                      14,432,230        62,313,218


8


                                  ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
-------------------------------------------------------------------------------

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                                                       YEAR ENDED JUNE 30,
                                                     -----------------------------------------------------
                                                         1995       1994       1993       1992       1991
                                                     ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period                   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                .028       .018       .019       .034       .042

LESS DISTRIBUTIONS
Dividends from net investment income                    (.028)     (.018)     (.019)     (.034)     (.042)
Net asset value, end of period                         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00

TOTAL RETURNS
Total investment return based on net asset value(b)      2.84%      1.77%      1.94%      3.47%      4.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)            $177,254   $162,839   $100,529   $100,476    $71,748
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements             .85%       .84%       .80%       .80%       .80%
  Expenses, before waivers and reimbursements            1.03%      1.08%      1.06%      1.12%      1.15%
  Net investment income                                  2.81%      1.77%      1.91%      3.35%      4.20%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


9


INDEPENDENT AUDITOR'S REPORT      ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
-------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO

We have audited the accompanying statement of net assets of the New York Portfolio of Alliance Municipal Trust as of June 30, 1995 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New York Portfolio of Alliance Municipal Trust as of June 30, 1995, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



New York, New York
August 8, 1995


10

STATEMENT OF NET ASSETS
JUNE 30, 1995                     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                   YIELD       VALUE
---------------------------------------------------------------------------
            MUNICIPAL BONDS-79.6%
            VIRGINIA-78.1%
            ARLINGTON COUNTY
            (Ballston Public Parking Facility)
            Series '84 VRDN*
$  2,700    8/01/17                                     4.00%    $2,700,000
            BEDFORD COUNTY IDR
            (Nekoosa Packaging Project)
            Series '93 VRDN*
   2,700    10/01/04                                    4.25      2,700,000
            CAMPBELL COUNTY IDR
            (Georgia Pacific Power) AMT VRDN*
   3,000    12/01/19                                    4.25      3,000,000
            CHESTERFIELD GO BOND
            Pre-Refunded
   1,000    1/15/96                                     4.33      1,019,734
            FAIRFAX COUNTY
            Public Improvement Series '95A
   1,000    6/01/96                                     3.90      1,027,618
            FAIRFAX COUNTY IDA HOSPITAL REVENUE
            (Nova Health Services) Series '88C VRDN*
   1,000    10/01/25                                    4.15      1,000,000
            FAIRFAX COUNTY IDA HOSPITAL REVENUE
            (Nova Health Services) Series '93A
   2,000    7/26/95                                     3.25      2,000,000
            FAIRFAX COUNTY IDA HOSPITAL REVENUE
            (Nova Health Services) Series '93A
     500    9/06/95                                     3.85        500,000
            FAIRFAX COUNTY IDA HOSPITAL REVENUE
            (Nova Health Services) Series '93A
   1,600    9/06/95                                     4.15      1,600,000
            FAIRFAX COUNTY IDA HOSPITAL REVENUE
            (Nova Health Services) Series '93B
   1,000    10/10/95                                    4.00%    $1,000,000
            FAIRFAX COUNTY REDEVELOPMENT HFA
            (Chase Commons Project) Series '84A VRDN*
   2,900    12/01/06                                    4.13      2,900,000
            HAMPTON REDEVELOPMENT HFA
            (Chase Hampton Project) Series '84A VRDN*
   2,500    12/01/06                                    3.63      2,500,000
            HENRICO COUNTY WATER AND SEWER REVENUE
            Series '86 Pre-Refunded
     700    5/01/96                                     3.80        736,274
            KING GEORGE COUNTY IDR
            (Birchwood Power) Series '94A AMT VRDN*
   1,300    10/01/24                                    4.35      1,300,000
            KING GEORGE COUNTY IDR
            (Birchwood Power) Series '94B AMT VRDN*
   1,400    12/01/24                                    4.35      1,400,000
            LYNCHBURG IDA
            (Pooled Hospital Finance) Series '85B VRDN*
            AMBAC
   2,300    12/01/25                                    4.20      2,300,000
            LYNCHBURG IDA
            (Pooled Hospital Finance) Series '85C VRDN*
            AMBAC
     300    12/01/25                                    4.20        300,000
            LYNCHBURG IDA
            (Pooled Hospital Finance) Series'85E VRDN*
            AMBAC
     100    12/01/25                                    4.20        100,000
            NORFOLK GO EAGLE TRUST
            Series 944601 VRDN*
   3,900    6/01/06                                     4.25      3,900,000
            PENINSULA PORT AUTHORITY
            (Dominion Terminal Project)
            Series '87C VRDN*
     500    7/01/16                                     4.25        500,000


2


                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
            PRINCE WILLIAM COUNTY WATER &
            SEWER SYSTEM REVENUE
            P-Float FGIC
$    820    7/01/21                                     4.25%      $820,000
            RICHMOND GO BOND
            Equipment Notes Series '95
     960    5/15/96                                     3.70        965,677
            RICHMOND HFA
            (Tobacco Row) Series B AMT VRDN*
   4,500    10/01/24                                    4.40      4,500,000
            VIRGINIA EDUCATION LOAN AUTH.
            Student Loan Revenue Series '92
   2,000    9/01/95                                     4.10      2,001,843
            VIRGINIA GO EAGLE TRUST
            Series 954601 VRDN*
   4,000    6/01/21                                     4.25      4,000,000
            VIRGINIA HFA SFMR
            (Commonwealth Mortgage) Series B PPB*
   2,000    7/12/95                                     4.40      2,000,000
            VIRGINIA HOUSING DEVELOPMENT AUTH.
            (AHC Service Corp.- Lee Gardens)
            Series '87A VRDN*
   2,500    9/01/17                                     3.85      2,500,000
            VIRGINIA HOUSING DEVELOPMENT AUTH. SFMR
            Series '95I AMT PPB*
   3,000    9/12/95                                     4.18      3,000,000
                                                                 52,271,146

            PUERTO RICO-1.5%
            PUERTO RICO GOVERNMENT DEVELOPMENT BANK
            Series '85 VRDN*
   1,000    12/01/15                                    3.80%    $1,000,000
            Total Municipal Bonds
            (amortized cost $53,271,146)                         53,271,146

            COMMERCIAL PAPER-19.8%
            VIRGINIA-17.5%
            CHESTERFIELD COUNTY PCR
            (Electric & Power Co.) Series '85
   2,000    9/11/95                                     4.20      2,000,000
            CHESTERFIELD COUNTY PCR
            (Electric & Power Co.) Series '87
   1,585    10/02/95                                    4.10      1,585,000
            CHESTERFIELD COUNTY PCR
            (Electric & Power Co.) Series '87B
   2,000    9/05/95                                     4.15      2,000,000
            NORFOLK IDA
            (Sentara Hospital) Series '90A
   2,000    9/07/95                                     4.15      2,000,000
            PENINSULA PORT AUTHORITY
            (Chessie & Ohio Project)
   2,000    8/08/95                                     4.05      2,000,000
            PENINSULA PORT AUTHORITY
            (Dominion Terminal Project) Series '87B
   1,135    9/12/95                                     3.70      1,135,000
            PENINSULA PORT AUTHORITY
            (Dominion Terminal Project) Series '87B
   1,000    8/24/95                                     4.13      1,000,000
                                                                 11,720,000


3


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                   YIELD        VALUE
---------------------------------------------------------------------------
            PUERTO RICO-2.3%
            PUERTO RICO GOVERNMENT DEVELOPMENT BANK
$  1,500    8/10/95                                     4.10%   $ 1,500,000
            Total Commercial Paper
            (amortized cost $13,220,000)                         13,220,000

            TOTAL INVESTMENTS-99.4%
            (amortized cost $66,491,146)                        $66,491,146
            Other assets less liabilities-0.6%                      429,960

            NET ASSETS-100%
            (offering and redemption price of $1.00
            per share; 66,929,003 shares outstanding)           $66,921,106



+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

   Glossary of Terms:
   AMBAC    American Municipal Bond Assurance Corporation
   AMT      Alternative Minimum Tax
   FGIC     Financial Guaranty Insurance Company
   GO       General Obligation
   HFA      Housing Finance Agency/Authority
   IDA      Industrial Development Authority
   IDR      Industrial Development Revenue
   PCR      Pollution Control Revenue
   PPB      Periodic Put Bond
   SFMR     Single Family Mortgage Revenue
   VRDN     Variable Rate Demand Note

   See notes to financial statements.


4


STATEMENT OF OPERATIONS
OCTOBER 25, 1994* TO JUNE 30, 1995
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                          $1,424,859

EXPENSES
  Advisory fee (Note B)                               $ 181,919
  Distribution assistance and administrative
    service (Note C)                                    164,519
  Custodian fees                                         36,861
  Transfer agency                                        31,162
  Registration fees                                      26,088
  Audit and legal fees                                   19,916
  Printing                                                6,970
  Trustees' fees                                          2,693
  Prepaid organization expense                            1,161
  Miscellaneous                                           1,764
  Total expenses                                        473,053
  Less: expense reimbursement and fee waiver           (313,415)
                                                                       159,638
  Net investment income                                              1,265,221

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
  Net realized loss on investments                                      (7,897)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,257,324


STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                              OCTOBER 25, 1994*
                                                              TO JUNE 30, 1995
                                                              -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                            $ 1,265,221
  Net realized loss on investments                                      (7,897)
  Net increase in net assets from operations                         1,257,324

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                             (1,265,221)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                                      66,928,803
  Total increase                                                    66,920,906

NET ASSETS
  Beginning of period                                                      200
  End of period                                                    $66,921,106


*  Commencement of operations.
   See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1995                     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the 'Fund') is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing six classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio and Alliance Municipal Trust-Virginia Portfolio (the 'Portfolio'). Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through October, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the period ended June 30, 1995, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio on October 25, 1994 (commencement of operations) for all expenses, from October 26, 1994 to May 8, 1995 for expenses exceeding .40 of 1% of its average daily net assets, from May 9, 1995 to May 31, 1995 for expenses exceeding .50 of 1% of its average daily net assets and from June 1, 1995 to June 30, 1995 for expenses exceeding .60 of 1% of its average daily net assets. For the period ended June 30, 1995, the reimbursement amounted to $277,031. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $20,520 for the period ended June 30, 1995.


6


                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the period ended June 30, 1995, the distribution amounted to $90,959 which $36,384 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the period ended June 30, 1995, such payments by the Portfolio amounted to $73,560 of which $47,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995 the Portfolio had a capital loss carryforward of $7,897 which expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1995, capital paid-in aggregated $66,929,003. Transactions, all at $1.00 per share, were as follows:

                                                           OCTOBER 25, 1994(A)
                                                                 THROUGH
                                                              JUNE 30, 1995
                                                           -------------------
Shares sold                                                     187,540,379
Shares issued on reinvestments of dividends                       1,265,221
Shares redeemed                                                (121,876,797)
Net increase                                                     66,928,803


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                       ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                                              OCTOBER 25,
                                                                1994(A)
                                                                THROUGH
                                                             JUNE 30, 1995
                                                             -------------
Net asset value, beginning of period                             $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             .023

LESS DISTRIBUTIONS
Dividends from net investment income                             (.023)
Net asset value, end of period                                   $1.00

TOTAL RETURNS
Total investment return based on net asset value (b)(c)           3.48%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                      $66,921
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                      .44%(c)
  Expenses, before waivers and reimbursements                     1.30%(c)
  Net investment income                                           3.48%(c)


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.


8


INDEPENDENT AUDITOR'S REPORT      ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO

We have audited the accompanying statement of net assets of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1995 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. The financial statement and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1995, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey &Pullen LLP

New York, New York
August 8, 1995


9

STATEMENT OF NET ASSETS
JUNE 30, 1995                   ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
-------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                   YIELD       VALUE
---------------------------------------------------------------------------
            MUNICIPAL BONDS-81.5%
            ILLINOIS-1.8%
            SOUTHWESTERN ILLINOIS DEVELOPMENT AUTHORITY
            (Shell Oil-Wood River Project)
            Series '91 AMT VRDN*
$  1,300    8/01/21                                     4.35%    $1,300,000
            LOUISIANA-2.3%
            ST. CHARLES PARISH PCR
            (Shell Oil Company ) AMT VRDN*
   1,700    11/01/21                                    4.35      1,700,000
            NEW JERSEY-67.0%
            BURLINGTON COUNTY GO BOND
     700    10/15/95                                    4.30        700,087
            ESSEX COUNTY GO
            Series B MBIA
     375    12/15/95                                    3.50        380,379
            ESSEX COUNTY TAN
            Series '95C
   3,000    11/22/95                                    3.55      3,008,144
            GLOUCESTER COUNTY PCR
            (Mobil Oil) VRDN*
   2,000    12/01/13                                    3.80      2,000,000
            HUNTERDON COUNTY BAN
   3,500    5/24/96                                     3.94      3,500,282
            MIDDLESEX COUNTY SEWER REVENUE
            BT-95 MBIA
     800    2/15/03                                     4.05        800,000
            MONMOUTH COUNTY GO BAN
   2,000    8/31/95                                     4.75      2,002,416
            MONTGOMERY TOWNSHIP BAN
            School District Series '95
   1,000    3/01/96                                     4.70      1,001,905
            MORRIS COUNTY BOND
            County College Series '95
   1,000    7/15/96                                     3.62      1,018,960
            MORRIS COUNTY BOND
            General Improvement Series '95
   1,226    7/15/96                                     3.62%    $1,249,245
            MORRIS COUNTY GO BAN
   3,000    12/15/95                                    4.60      3,001,304
            NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
            (Epitaxx, Inc.) Series '91 VRDN*
   2,000    8/01/16                                     4.25      2,000,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY IDR
            (Economic Growth) Series B AMT VRDN*
   1,600    8/01/04                                     4.00      1,600,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY IDR
            (Sound Design Corp.) Series '84 VRDN*
   2,822    12/31/99                                    5.85      2,821,500
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY IDR
            Stp Company 2 through 4 Project 1992 VRDN*
   2,885    7/01/06                                     3.90      2,885,000
            NEW JERSEY GO BOND
     625    8/01/95                                     3.40        626,218
            NEW JERSEY HEALTH CARE HOSPITAL REVENUE
            (South Jersey Hospital)
   1,625    7/01/95                                     4.50      1,625,000
            NEW JERSEY HFA MFHR
            (Statewide Mortgage) Series 1 PPB*
     990    9/29/95                                     4.20        990,000
            NEW JERSEY HFA SFMR
            Eagle Trust (Home Owner Mtg.)
            Series C-D MBIA VRDN*
   5,900    10/01/15                                    4.25      5,900,000


2


                                ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
-------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                   YIELD       VALUE
---------------------------------------------------------------------------
            NEW JERSEY SPORTS & EXPOSITION AUTHORITY
            Series '92C MBIA VRDN*
$  2,600    9/01/24                                     3.90%   $ 2,600,000
            NEW JERSEY STATE TURNPIKE AUTHORITY
            (Turnpike Revenue) Series '91A MBIA VRDN*
     900    1/01/00                                     4.05        900,000
            NEW JERSEY STATE TURNPIKE AUTHORITY
            (Turnpike Revenue) Series '91A MBIA VRDN*
   1,000    1/01/01                                     4.05      1,000,000
            NEW JERSEY STATE TURNPIKE AUTHORITY
            (Turnpike Revenue) Series D FGIC VRDN*
   1,000    1/01/18                                     3.85      1,000,000
            NEW JERSEY TRANSPORTATION
            TRUST FUND AUTHORITY
            (Transportation Systems) Series '94A
   3,000    12/15/95                                    3.60      3,012,085
            OCEAN COUNTY UTILITIES AUTHORITY
            (Wastewater Revenue) Pre-Refunded FGIC
   1,000    1/01/96                                     4.30      1,013,087
            PORT AUTHORITY OF NEW YORK AND NEW JERSEY
            Series 3 Util Rev:
            (KIAC Partners Project) AMT VRDN*
   3,000    10/01/14                                    3.25      3,000,000
                                                                 49,635,612

            TEXAS-2.4%
            DALLAS COUNTY IDR
            (Crane CR/PL, Inc.) Series '85 VRDN*
     700    5/01/10                                     4.35%       700,000
            HARRIS COUNTY
            (Exxon Project) Series '87 AMT VRDN*
   1,100    8/15/27                                     4.35      1,100,000
                                                                  1,800,000

            VIRGINIA-4.0%
            ALEXANDRIA VIRGINIA
            Res. Rec.:
            (Alexandria/Arlington) AMT VRDN*
   3,000    12/01/16                                    4.45      3,000,000

            PUERTO RICO-4.0%
            PUERTO RICO HIGHWAY &
            TRANSPORTATION AUTHORITY
            Series X VRDN*
   3,000    7/01/99                                     3.80      3,000,000
            Total Municipal Bonds
            (amortized cost $60,435,612)                         60,435,612

            COMMERCIAL PAPER-16.0%
            NEW JERSEY-10.6%
            NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
            (Chambers Cogeneration) Series '91 AMT
   1,000    8/15/95                                     4.00      1,000,000
            PORT AUTHORITY OF NEW YORK AND NEW JERSEY
            Series B
   3,335    9/07/95                                     4.05      3,335,000


3


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
-------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                   YIELD       VALUE
---------------------------------------------------------------------------
            PORT AUTHORITY OF NEW YORK AND
            NEW JERSEY AMT
            Series B
$  3,500    7/17/95                                     3.35%   $ 3,500,000
                                                                  7,835,000

            PUERTO RICO-5.4%
            PUERTO RICO GOVERNMENT DEVELOPMENT BANK
   1,000    7/18/95                                     2.80      1,000,000
            PUERTO RICO GOVERNMENT DEVELOPMENT BANK
   3,000    7/14/95                                     4.10      3,000,000
                                                                  4,000,000
            Total Commercial Paper
            (amortized cost $11,835,000)                        $11,835,000

            TOTAL INVESTMENTS-97.5%
            (amortized cost $72,270,612)                         72,270,612
            Other assets less liabilities-2.5%                    1,862,092

            NET ASSETS-100%
            (offering and redemption price of $1.00
            per share; 74,133,955 shares outstanding)           $74,132,704


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

   Glossary of Terms:
   AMT      Alternative Minimum Tax
   BAN      Bond Anticipation Note
   FGIC     Financial Guaranty Insurance Company
   GO       General Obligation
   HFA      Housing Finance Agency/Authority
   IDR      Industrial Development Revenue
   MBIA     Municipal Bond Investors Assurance
   MFHR     Multi-Family Housing Revenue
   PCR      Pollution Control Revenue
   PPB      Private Placement Bond
   SFMR     Single Family Mortgage Revenue
   TAN      Tax Anticipation Note
   VRDN     Variable Rate Demand Note

   See notes to financial statements.


4


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1995        ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                          $2,170,496

EXPENSES
  Advisory fee (Note B)                               $ 291,779
  Distribution assistance and administrative
    service (Note C)                                    242,255
  Transfer agency                                        95,229
  Custodian fees                                         51,585
  Registration fees                                      33,902
  Audit and legal fees                                   20,836
  Printing                                                9,421
  Trustees' fees                                          2,871
  Amortization of organization expense                    2,720
  Miscellaneous                                           3,160
  Total expenses                                        753,758
  Less: expense reimbursement and fee waiver           (319,746)
                                                                       434,012
  Net investment income                                              1,736,484

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                      (1,251)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,735,233



STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                                    FEBRUARY 7,
                                                     YEAR ENDED      1994* TO
                                                    JUNE 30,1995   JUNE 30,1994
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $ 1,736,484    $   270,045
  Net realized loss on investments                       (1,251)            -0-
  Net increase in net assets from operations          1,735,233        270,045

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (1,736,484)      (270,045)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                       37,225,371     36,908,584
  Total increase                                     37,224,120     36,908,584

NET ASSETS
  Beginning of period                                36,908,584             -0-
  End of period                                     $74,132,704    $36,908,584


*  Commencement of operations.
   See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1995                   ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
-------------------------------------------------------------------------------

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the 'Fund') is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing six classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the 'Portfolio') and Alliance Municipal Trust-Virginia Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through February 7, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1995, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1994 to February 28, 1995 for expenses exceeding .70 of 1% of its average daily net assets and from March 1, 1995 to June 30, 1995 for expenses exceeding .80 of 1% of its average daily net assets. For the year ended June 30, 1995, the reimbursement amounted to $261,389. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $54,641 for the year ended June 30, 1995.


6


                                ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
-------------------------------------------------------------------------------

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the year ended June 30, 1995, the distribution amounted to $145,891 of which $58,357 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1995, such payments by the Portfolio amounted to $96,364 of which $91,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995 the Portfolio had a capital loss carryforward of $1,251 which expires in 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1995, capital paid-in aggregated $74,133,955. Transactions, all at $1.00 per share, were as follows:

                                                                 FEB. 7,1994(A)
                                                  YEAR ENDED         THROUGH
                                                JUNE 30, 1995     JUNE 30, 1994
                                                -------------    --------------
Shares sold                                      365,818,445        93,355,382
Shares issued on reinvestments of dividends        1,736,484           269,901
Shares redeemed                                 (330,329,558)      (56,716,699)
Net increase                                      37,225,371        36,908,584


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                     ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
-------------------------------------------------------------------------------

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                                                   FEBRUARY 7,
                                                                     1994(A)
                                                      YEAR ENDED     THROUGH
                                                     JUNE 30,1995  JUNE 30,1994
                                                     ------------- ------------
Net asset value, beginning of period                      $ 1.00     $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       .029       .008

LESS DISTRIBUTIONS
Dividends from net investment income                       (.029)     (.008)
Net asset value, end of period                            $ 1.00     $ 1.00

TOTAL RETURNS
Total investment return based on net asset value (b)(c)     2.93%      2.08%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $74,133    $36,909
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                .74%       .70%(c)
  Expenses, before waivers and reimbursements               1.29%      1.93%(c)
  Net investment income                                     2.98%      2.07%(c)


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.


8


INDEPENDENT AUDITOR'S REPORT    ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
-------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO

We have audited the accompanying statement of net assets of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1995 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securiies owned as of June 30, 1995, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1995, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey &Pullen LLP

New York, New York
August 8, 1995


9

STATEMENT OF NET ASSETS
JUNE 30, 1995                      ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                    YIELD       VALUE
----------------------------------------------------------------------------
            MUNICIPAL BONDS-75.1%
            ALABAMA-1.2%
            BIRMINGHAM IDR
            (O'Neal Steel) AMT VRDN*
$  4,745    6/01/08                                      4.30%   $ 4,745,000
            BRIDGEPORT IDR
            (Beaulieu Nylon, Inc.) Series '87 VRDN*
  10,000    11/01/15                                     4.45     10,000,000
                                                                  14,745,000

            ARIZONA-1.6%
            COCONINO COUNTY PCR
            (Public Service Co. Navajo Project)
            Series '94A AMT VRDN*
   1,800    10/01/29                                     4.40      1,800,000
            PHOENIX INDUSTRIAL DEVELOPMENT
            AUTHORITY MFHR
            (Mariners Pointe Apts. Project)
            Series '93A  AMT VRDN*
   8,420    10/01/23                                     4.35      8,420,000
            PIMA COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY
            (Tucson Electric) Series '90A AMT VRDN*
   3,900    5/01/25                                      4.30      3,900,000
            PIMA COUNTY PCR
            (Tucson Electric) Series '83A VRDN*
   5,000    3/15/18                                      3.95      5,000,000
                                                                  19,120,000

            ARKANSAS-1.6%
            ARKANSAS STUDENT LOAN AUTHORITY
            Series '93 AMT VRDN*
  12,345    6/01/10                                      4.40     12,345,000
            SPRINGDALE IDR
            (Clarke Holding Corp.) Series '88 AMT VRDN*
   6,000    8/01/08                                      4.45      6,000,000
                                                                  18,345,000

            CALIFORNIA-11.9%
            CALIFORNIA STATEWIDE DEPARTMENT OF
            WATER RESOURCES
            Pre-Refunded (Central Valley Project)
  14,990    12/01/95                                     4.15     15,415,204
            KERN COUNTY TRAN
            Community College Series '94
  $7,100    7/20/95                                      3.99%    $7,102,609
            LOS ANGELES CONVENTION AND EXHIBITION CENTER
            Authority Lease Revenue MBIA VRDN*
  17,225    8/15/18                                      4.25     17,225,000
            LOS ANGELES TRAN
            (Unified School District) Series '94
   6,500    7/10/95                                      3.60      6,500,011
            OAKLAND GO TRAN
            Series '94
  30,000    7/24/95                                      4.01     30,008,874
            ORANGE COUNTY TRAN
            Series A
  20,850    7/19/95                                      3.79     17,061,555
            Irrevocable standby letter of credit dated
            December 8, 1994 with Chase Manhattan Bank,
            of which the Portfolio is the beneficiary,
            for account of the Alliance Capital Management,
            L.P., securing Orange County TRAN7/19/95**             3,795,862
                                                                  20,857,417
            SAN BERNARDINO COUNTY
            Sales Tax Revenue Series '94A VRDN*
  10,600    3/01/10                                      3.80     10,600,000
            SAN FRANCISCO GO TRAN
            Series '94
  20,000    7/15/95                                   3.65-4.75   20,002,241
            VISTA COMMUNITY DEV. COMM. BAN PPB*
  14,000    11/01/97                                     4.50     14,002,663
                                                                 141,714,019

            COLORADO-2.1%
            COLORADO STUDENTOBLIGATION BOND AUTHORITY
            Student Loan Revenue Series '89 A AMT VRDN*
   6,900    3/01/24                                      4.30      6,900,000
            LOWER COLORADO RIVER AUTHORITY
            Pre-Refunded
   5,000    1/01/96                                      4.20      5,227,028


2


                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                    YIELD       VALUE
---------------------------------------------------------------------------
            LOWER COLORADO RIVER AUTHORITY
            Pre-Refunded
$  4,000    1/01/96                                      4.20%   $ 4,171,849
            PUEBLO COUNTY IDR
            (Kaiser Aerospace & Electronics Project)
            Series '87 AMT VRDN*
   8,300    9/01/07                                      4.25      8,300,000
                                                                  24,598,877

            CONNECTICUT-0.7%
            CONNECTICUT DEVELOPMENT AUTH.
            HEALTH FACILITY
            (Independent Living) Series '90 VRDN*
   4,600    7/01/15                                      3.95      4,600,000
            CONNECTICUT HFA SFMR
            (Home Mortgage Finance Project)
            Series E2 AMT PPB*
   3,100    11/15/95                                     4.50      3,100,072
                                                                  7,700,072

            FLORIDA-6.8%
            BROWARD COUNTY MFHR
            (Sawgrass Pines Apts.)Series '93A AMT VRDN*
   6,000    11/01/23                                     4.60      6,000,000
            DADE COUNTY SOILD WASTE IDR
            (Montenay-Dade Ltd. Project)
            Series '88 AMT VRDN*
   5,120    12/01/10                                     4.45      5,120,000
            DADE COUNTY SOLID WASTE IDR
            (Montenay-Dade Ltd. Project)
            Series '90A AMT VRDN*
  15,535    12/01/13                                     4.45     15,535,000
            FLORIDA HFA MFHR
            (Ashley Lake II) Series J VRDN*
   5,000    12/01/11                                     4.25      5,000,000
            FLORIDA HFA MFHR
            (Park Colony Project) Series '95D VRDN*
   5,000    4/01/13                                      4.20      5,000,000
            FLORIDA STATE MUNICIPAL
            POWER AGENCY REVENUE
            VRDN* AMBAC
  10,875    10/01/16                                     4.10     10,875,000
            GULF BREEZE REVENUE
            Local Government Loan Program
            Series '85C FGIC VRDN*
   2,700    12/01/15                                     3.90%    $2,700,000
            JACKSONVILLE ELECTRIC AUTHORITY
            Pre-Refunded Series 2
   5,165    10/01/95                                     4.13      5,281,160
            ORANGE COUNTY HEALTH FACILITIES AUTHORITY
            Hospital Loan Program Series '85 MBIA VRDN*
  20,000    8/04/95                                      4.20     20,000,000
            ORANGE COUNTY HFA MFHR
            (Sundown Assoc. II) Series B VRDN*
   5,000    6/01/04                                      4.25      5,000,000
                                                                  80,511,160

            GEORGIA-4.7%
            CARROLLTON GEORGIA PAYROLL DEV. AUTH.
            (Flowers Baking Villa Rica)
            Series '94 AMT VRDN*
   6,000    8/01/14                                      4.25      6,000,000
            CARTERSVILLE IDR
            (Bliss & Laughlin Steel)
            Series '88 AMT VRDN*
   3,600    12/01/18                                     4.45      3,600,000
            COLUMBIA COUNTY ELDERLY
            AUTHORITY RESIDENTIAL CARE FACILITY
            Augusta Res. Center on Aging
   5,000    1/01/21                                      4.15      5,000,000
            DE KALB COUNTY HOUSING AUTHORITY MFHR
            (Post Ashford Project) Series '95  VRDN*
   9,895    6/01/25                                      4.05      9,895,000
            DE KALB COUNTY HOUSING AUTHORITY MFHR
            (Post Brook Project) Series '95
   4,300    6/01/25                                      4.05      4,300,000
            FULTON COUNTY MFHR
            (Champion Green Apts.) VRDN*
   8,940    10/01/25                                     4.15      8,940,000
            MACON-BIBB COUNTY HOSPITAL REV.
            (Charter Med/Macon) Series '86 VRDN*
   4,400    3/01/05                                      4.40      4,400,000


3


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                    YIELD       VALUE
----------------------------------------------------------------------------
            SMYRNA HOUSING AUTHORITY
            MFHR
            (Post Valley Project) Series '95 VRDN*
$ 13,600    6/01/25                                      4.05%   $13,600,000
                                                                  55,735,000

            IDAHO-0.4%
            IDAHO GO TAN
            Series '95
   5,000    6/27/96                                      3.80      5,032,900

            ILLINOIS-6.5%
            CHICAGO AIRPORT REVENUE
            (O'Hare International Airport)
            Series '88A  AMT VRDN*
  20,150    1/01/18                                      4.35     20,150,000
            FRANKLIN PARK IDR
            (Maclean-Fogg Co. Project)
            Series '95 AMT VRDN*
   5,000    2/01/07                                      4.35      5,000,000
            FULTON COUNTY SOLID WASTE DISPOSAL FACILITY
            (Fulton Project) Series A PPB*
  10,000    9/07/95                                      4.35     10,000,000
            ILLINOIS DEVELOPMENT FINANCE AUTHORITY IDR
            (Addison Project) Series '89 AMT VRDN*
   2,900    12/01/09                                     4.20      2,900,000
            ILLINOIS DEVELOPMENT FINANCE AUTHORITY IDR
            (Crane-Tripp Partners Project)
            Series '93 AMT PPB*
   4,075    8/01/95                                      5.35      4,075,000
            ILLINOIS HOUSING DEVELOPMENT AUTHORITY SFMR
            (Home Mortgage Program) AMT VRDN*
  32,775    8/01/19                                      4.35     32,775,000
            ROCKFORD IDR
            (Fastener Engineers Project) Series '95 AMT
   2,300    2/01/15                                      4.35      2,300,000
                                                                 77,200,000
            INDIANA-1.6%
            INDIANA DEVELOPMENT AUTHORITY SOLID WASTE
            (Pure Air Lake) Series '90A AMT
  11,050    7/27/95                                      4.25%   $11,050,000
            INDIANA EMP. DEV. COMM. IDR
            (O'Neal Steel) AMT VRDN*
   1,000    4/01/10                                      4.30      1,000,000
            INDIANA HEALTH FACILITY FINANCING AUTHORITY
            (St. Anthony Medical Center)Series '89 VRDN*
   1,500    12/01/14                                     4.40      1,500,000
            INDIANAPOLIS
            Res. Rec.: (Ogden Martin Systems)
            Series '87 AMT VRDN*
   3,100    12/01/16                                     4.45      3,100,000
            WESTFIELD IDR
            (Porter Project) Series '89 AMT VRDN*
   2,400    12/01/09                                     4.35      2,400,000
                                                                  19,050,000

            IOWA-0.4%
            DUBUQUE IDR
            (Jeld-Wen, Inc.) Series '88 AMT VRDN*
   5,250    10/01/08                                     4.55      5,250,000

            KANSAS-0.1%
            JOHNSON COUNTY WATER DISTRICT
            Pre-Refunded 001 Water Revenue MBIA
   1,000    12/01/95                                     4.18      1,030,450

            KENTUCKY-1.6%
            BEREA IDR
            (Tokico Manufacturing Corp.)
            Series '87 AMT VRDN*
   6,000    12/01/97                                     4.20      6,000,000
            BOWLING GREEN IDR
            (Woodcraft Industries, Inc.)
            Series '95 AMT VRDN*
   5,400    3/01/25                                      4.35      5,400,000


4


                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                    YIELD       VALUE
----------------------------------------------------------------------------
            HENDERSON COUNTY SOLID WASTE
            (Hudson Foods Inc.) Series '95 VRDN*
$  8,000    3/01/15                                      4.25%   $ 8,000,000
                                                                  19,400,000

            LOUISIANA-0.1%
            CALCASIEU PARISH
            (Citgo Petroleum Corp.) VRDN*
   1,500    3/01/25                                      4.45      1,500,000

            MARYLAND-0.2%
            MARYLAND HEALTH AND EDUCATIONAL
            FACILITIES AUTHORITY
            Pooled Loan Program Series B VRDN*
   2,400    4/01/35                                      4.30      2,400,000

            MASSACHUSETTS-1.1%
            MASSACHUSETTS GO
            Series B VRDN*
   7,200    12/01/97                                     4.20      7,200,000
            MASSACHUSETTS INDUSTRIAL FINANCE AGENCY IDR
            (Wing Realty Trust) VRDN*
     327    10/01/99                                     5.85        326,700
            MASSACHUSETTS MUNICIPAL POWER SUPPLY REVENUE
            Series C VRDN*
   6,000    7/01/19                                      3.85      6,000,000
                                                                  13,526,700

            MICHIGAN-1.0%
            MICHIGAN HIGHER EDUCATION
            Student Loan Revenue
            Series XII AMT VRDN* AMBAC
   7,300    10/01/15                                     4.30      7,300,000
            MICHIGAN MUNICIPAL BOND AUTHORITY
            Series B
   2,500    7/03/96                                      3.80      2,516,850
            MICHIGAN STRATEGIC FUND
            WASTE DISPOSAL REVENUE
            (United Waste Systems Inc.)
            Series '95 VRDN*
   2,500    4/01/10                                      4.30      2,500,000
                                                                  12,316,850

            MISSISSIPI-0.5%
            MISSISSIPPI BUSINESS FINANCE CORP.
            (Choctaw Maid Farms, Inc.)
            Series '95 AMT VRDN*
   5,600    3/01/10                                      4.25%     5,600,000

            MISSOURI-0.6%
            MISSOURI GO
            P-Floats VRDN*
   6,900    8/01/16                                      4.20      6,900,000

            NEBRASKA-0.3%
            DOUGLAS COUNTY IDR
            (Chemicals Inc. Project)
            Series '90 AMT VRDN*
   3,500    10/01/01                                     4.45      3,500,000

            NEVADA-1.0%
            CLARK COUNTY AIRPORT REVENUE
            Series A2 AMT VRDN*
   4,430    7/01/25                                      4.15      4,430,000
            CLARK COUNTY IDR
            (Nevada Cogoneration Assoc. 2) AMT VRDN*
   1,950    12/01/22                                     4.35      1,950,000
            NEVADA IDR
            (Cimco, Inc. Project) Series A AMT VRDN*
   4,830    9/15/08                                      4.40      4,830,000
                                                                  11,210,000

            NEW HAMPSHIRE-3.3%
            NEW HAMPSHIRE BUSINESS FINANCE AUTH. PCR
            (Public Service Co. Project)
            Series '92D AMT VRDN*
  33,700    5/01/21                                      4.30     33,700,000
            NEW HAMPSHIRE HFA MFHR
            (Fairways Project) AMT VRDN*
   5,000    1/01/24                                      4.25      5,000,000
                                                                  38,700,000

            NEW JERSEY-0.4%
            NEW JERSEY HOUSING FINANCE AUTHORITY SFMR
            EAGLE TRUST
            (Home Owner Mortgage) Ser. C-D MBIA VRDN*
   4,400    10/01/15                                     4.25      4,400,000


5


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                    YIELD       VALUE
----------------------------------------------------------------------------
            NEW YORK-3.4%
            BATTERY PARK CITY FHA
            Apt. Dev.: Marina Towers VRDN*
$  4,800    6/01/23                                      4.00%   $ 4,800,000
            BATTERY PARK CITY FHA
            Apt. Dev.: Marina Towers VRDN*
   4,665    6/01/23                                      4.00      4,665,000
            NEW YORK CITY HOUSING DEVELOPMENT
            (James Tower Development) Series 4 VRDN*
   7,200    7/01/05                                      3.85      7,200,000
            NEW YORK GO
            Series '95B-2 VRDN*
   4,900    8/15/03                                      4.25      4,900,000
            NEW YORK MEDICAL CARE FACILITIES AUTHORITY
            Eagle Trust (New York Hospital)
            Series 953202 VRDN* AMBAC
   7,000    8/15/24                                      4.25      7,000,000
            NEW YORK STATE ENVIRONMENTAL
            FACILITIES CORP. PCR
            (Eagle Trust) (NYC Water Finance Auth.)
            Series '94A VRDN*
  12,000    6/15/12                                      4.25     12,000,000
                                                                  40,565,000

            NORTH CAROLINA-2.6%
            BLADEN COUNTY PCFA
            (BCH Energy Project) Series '93 AMT VRDN*
  16,500    11/01/20                                     4.30     16,500,000
            NCNB POOLED MUNICIPAL TRUST
            Series '90B VRDN*
   9,915    11/15/20                                     5.63      9,915,000
            ROBESON COUNTY IDR
            (Core Industries) Series '91 AMT VRDN*
   5,000    8/01/06                                      4.35      5,000,000
                                                                  31,415,000

            OKLAHOMA-0.7%
            OKLAHOMA MUNICIPAL POWER AUTHORITY
            FGIC VRDN*
   7,840    1/01/28                                      4.25      7,840,000
            OREGON-0.2%
            OREGON ECONOMIC DEVELOPMENT AUTHORITY IDR
            (Stagg Foods) Series 75 AMT VRDN*
   2,300    3/01/04                                      4.35%     2,300,000
            PENNSYLVANIA-0.7%
            HORSHAM TOWNSHIP IDR
            (Wilgoco II Associates) Series '84 VRDN*
   2,650    12/01/11                                     5.85      2,650,000
            PHILADELPHIA HOSPITAL REVENUE
            (Charter Hospital) Series '86 VRDN*
   6,175    1/01/01                                      4.40      6,175,000
                                                                   8,825,000

            RHODE ISLAND-0.4%
            RHODE ISLAND GO TAN
   5,000    6/28/96                                      3.65      5,040,450
            SOUTH CAROLINA-1.4%
            LAURENS COUNTY IDR
            (Nicca USA Project) AMT VRDN*
   7,500    4/01/09                                      4.70      7,500,000
            PIEDMONT MUNICIPAL POWER AGENCY
            Pre-Refunded
   1,000    1/01/96                                      4.20      1,056,175
            SOUTH CAROLINA JOBS IDR
            (Venture Packaging) Series '95 AMT VRDN*
   8,325    4/01/16                                      4.35      8,325,000
                                                                  16,881,175

            TENNESSEE-3.1%
            ANDERSON COUNTY INDUSTRIAL
            DEVELOPMENT AUTHORITY
            (Hollingsworth Project) VRDN*
   1,820    6/01/03                                      4.15      1,820,000
            MEMPHIS SHELBY COUNTY AIRPORT AUTHORITY
   1,800    9/11/95                                      4.00      1,800,000


6


                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                    YIELD       VALUE
----------------------------------------------------------------------------
            NASHVILLE COUNTY
            (McKendree Village Inc. Project) VRDN*
$ 11,410    4/01/15                                      4.15%   $11,410,000
            NASHVILLE COUNTY
            Metro Water & Sewer Pre-Refunded
   5,000    1/01/96                                      4.25      5,207,434
            SULLIVAN COUNTY IDR
            (Modern Forge Co. Project) Series '90 VRDN*
   2,000    7/01/10                                      4.35      2,000,000
            TENNESSEE HOUSING DEVELOPMENT AGENCY
            AMT VRDN*
  10,315    7/01/16                                      4.36     10,315,000
            TULLAHOMA INDUSTRIAL DEVELOPMENT AUTHORITY
            (Rock Tennessee Converting Co.)
            Series '95 AMT VRDN*
   4,000    3/01/15                                      4.25      4,000,000
                                                                  36,552,434

            TEXAS-7.0%
            ANGELINA & NECHES RIVER SOLID WASTE
            (Champion International Corp.) AMT VRDN*
   6,750    4/01/18                                      4.25      6,750,000
            AUSTIN UTILITY SYSTEMS REVENUE
            Series '92A MBIA
   4,880    11/15/95                                     4.80      4,890,647
            CALHOUN COUNTY INDUSTRIAL
            DEVELOPMENT AUTHORITY
            (Formosa Plastics Corp.) Series '94 VRDN*
  10,000    11/01/15                                     4.30     10,000,000
            GALVESTON IDR
            (Mitchell Project) Series '93 AMT VRDN*
   4,400    6/01/09                                      4.20      4,400,000
            GULF COAST INDUSTRIAL DEVELOPMENT AUTHORITY
            (Gruma Corp.) AMT VRDN*
   6,850    11/01/09                                     4.40      6,850,000
            HARRIS COUNTY GO TAN
   5,000    2/28/96                                      3.60%     5,021,039
            PANHANDLE PLAINS STUDENT LOAN REVENUE
            Series '95A AMT VRDN*
  10,000    6/01/25                                      4.30     10,000,000
            SAN ANTONIO INDUSTRIAL DEVELOPMENT AUTHORITY
            (Gruma Corp.) AMT VRDN*
   5,250    11/01/09                                     4.40      5,250,000
            TARRANT COUNTY IDR
            (AL- Ko Southwest Inc.) AMT VRDN*
   2,500    4/01/00                                      4.70      2,500,000
            TEXAS GO TRAN
  13,000    8/31/95                                      4.14     13,015,485
            TEXAS GO TRAN
  15,000    8/31/95                                 4.14-4.15     15,020,994
                                                                  83,698,165

            VIRGINIA-3.2%
            BEDFORD COUNTY IDR
            (Nekoosa Packaging Project) Series '93 VRDN*
   2,100    10/01/04                                     4.25      2,100,000
            FAIRFAX COUNTY IDR
            (Fairfax Hospital) Series '88B VRDN*
   2,200    10/01/25                                     4.15      2,200,000
            NORFOLK GO
            (Eagle Trust) Series 944601 VRDN*
  18,500    6/01/06                                      4.25     18,500,000
            VIRGINIA GO EAGLE TRUST SERIES 954601
            (Eagle Trust) Series 954601
  10,900    6/01/21                                      4.25     10,900,000
            VIRGINIA HOUSING DEVELOPMENT AUTHORITY SFMR
            Series '95I AMT PPB*
   4,500    9/12/95                                      4.18      4,500,000
                                                                  38,200,000


7


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                    YIELD       VALUE
----------------------------------------------------------------------------
            WASHINGTON-1.2%
            PILCHUCK IDR
            (Canyon Park Assoc. Lot #12)
            Series III '89 VRDN*
$  1,706    8/01/04                                      4.30%   $ 1,706,000
            PILCHUCK IDR
            (Hillsdale Assoc. Lot #6)
            Series III '89 VRDN*
   1,209    8/01/09                                      4.30      1,209,000
            PILCHUCK IDR
            (Kohkoku USA Project) AMT VRDN*
   3,000    11/01/99                                     4.50      3,000,000
            PILCHUCK IDR
            (Omni Assoc. Lot 7) Series III '89 VRDN*
   1,500    8/01/10                                      4.30      1,500,000
            REDMOND PUBLIC COMM. IDR
            (Hinds Project Lot #4) VRDN*
     672    8/01/05                                      4.30        672,000
            REDMOND PUBLIC COMM. IDR
            (Trinity @ Canyon Park) VRDN*
     580    8/01/02                                      4.30        580,000
            REDMOND PUBLIC COMM. IDR
            (Willows Project Lot #2) VRDN*
     495    8/01/05                                      4.30        495,000
            WASHINGTON HFA MFHR
            (Arbor Park Project) Series '94 AMT VRDN*
   5,500    10/01/24                                     4.35      5,500,000
                                                                  14,662,000

            WEST VIRGINIA-0.4%
            MARION COUNTY
            (Solid Waste Grant Town Cogeneration)
            AMT VRDN*
   5,200    10/01/17                                     4.30      5,200,000

            WISCONSIN-0.7%
            PLEASANT PRAIRIE IDR
            (Nucon Corp. Project) Series '95 AMT VRDN*
   3,000    2/01/22                                      4.15      3,000,000
            WISCONSIN STATE
            Operating Notes Series '95
   5,000    6/17/96                                      3.63      5,039,800
                                                                   8,039,800

            WYOMING-0.4%
            LINCOLN COUNTY
            (Exxon Project) Series '87A AMT VRDN*
   5,000    7/01/17                                      4.35%     5,000,000
            Total Municipal Bonds
            (amortized cost $893,687,223)                        893,705,052

            COMMERCIAL PAPER-26.2%
            ALABAMA-0.4%
            PHENIX CITY INDUSTRIAL DEVELOPMENT AUTHORITY
            (Mead Board Project) Series '88 AMT
   4,500    10/02/95                                     4.20      4,500,000

            ARIZONA-0.2%
            MESA COUNTY MUNICIPAL
            DEVELOPMENT CORPORATION
            (Special Tax Bonds) Series '85
   3,000    10/02/95                                     3.90      3,000,000

            CALIFORNIA-0.3%
            LONG BEACH
            (Harbor & Terminal Project) AMT
   3,600    9/12/95                                      4.15      3,600,000

            COLORADO-2.5%
            DENVER AIRPORT REVENUE
            Series '90B
  14,080    9/08/95                                      4.30     14,080,000
            DENVER AIRPORT REVENUE
            Series '90B AMT
   3,800    8/01/95                                      4.35      3,800,000
            DENVER AIRPORT REVENUE
            Series '90D
   8,700    10/02/95                                     4.25      8,700,000
            DENVER AIRPORT REVENUE
            Series '90D
   3,000    8/21/95                                      4.30      3,000,000
                                                                  29,580,000

            FLORIDA-2.7%
            FLORIDA STATE MUNICIPAL POWER AGENCY REVENUE
            Series A
  15,000    10/16/95                                     4.00     15,000,000


8


                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                    YIELD        VALUE
----------------------------------------------------------------------------
            PINELLAS COUNTY EDUCATIONAL
            FACILITY
            Pooled Loan Program Series '85 MBIA
$  7,500    8/08/95                                      4.20%   $ 7,500,000
            PINELLAS COUNTY EDUCATIONAL FACILITY
            Pooled Loan Revenue
   3,000    7/03/95                                      3.45      3,000,000
            SUNSHINE STATE GOVERNMENT FINANCE COMMISSION
            Revenue Bonds Series '86
   6,100    8/21/95                                      4.10      6,100,000
                                                                  31,600,000

            GEORGIA-0.7%
            BURKE COUNTY PCR
            (Oglethorpe Power/Vogtle Project)
            Series '92A
   8,550    8/15/95                                      4.10      8,550,000

            ILLINOIS-1.1%
            DECATUR WATER REVENUE
            (New South Water Treatment) Series '85
   8,500    10/06/95                                     4.20      8,500,000
            ILLINOIS HEALTH FACILITIES AUTHORITY
            (Alexanian Brothers Medical Center)
            Series '85D MBIA
   4,450    9/01/95                                      4.15      4,450,000
                                                                  12,950,000

            INDIANA-0.7%
            JASPER COUNTY
            (North Indiana Public Service Project)
            Series '88A
   4,000    10/13/95                                     4.00      4,000,000
            JASPER COUNTY
            (North Indiana Public Service Project)
            Series '88C
   4,300    8/14/95                                      4.10      4,300,000
                                                                   8,300,000

            KANSAS-0.3%
            BURLINGTON PCR
            (Kansas City Power & Light) Series '95
   3,500    8/02/95                                      4.20      3,500,000

            LOUISIANA-0.6%
            LOUISIANA GO
            Series '91A
   7,500    8/21/95                                      4.15%     7,500,000

            MARYLAND-0.7%
            ANNE ARUNDEL COUNTY
            (Baltimore Gas & Electric Co.)
            Series '88 AMT
   2,400    8/11/95                                      4.15      2,400,000
            ANNE ARUNDEL COUNTY
            (Baltimore Gas & Electric Co.)
            Series '88 AMT
   3,750    7/28/95                                      4.20      3,750,000
            ANNE ARUNDEL COUNTY
            (Baltimore Gas & Electric Co.)
            Series '88 AMT
   1,800    8/11/95                                      4.20      1,800,000
                                                                   7,950,000

            MICHIGAN-1.8%
            MICHIGAN STRAGETIC FUND
            WASTE DISPOSAL REVENUE
            (S.D. Warren Co.) Series '87C AMT
  10,000    7/18/95                                      4.25     10,000,000
            MICHIGAN STRATEGIC FUND
            WASTE DISPOSAL REVENUE
            (S.D. Warren Co.) Series '87A AMT
   4,000    7/25/95                                      4.25      4,000,000
            MICHIGAN STRATEGIC FUND
            WASTE DISPOSAL REVENUE
            (S.D.Warren Co.) Series B AMT
   5,000    8/21/95                                      4.15      5,000,000
            MICHIGAN STRATEGIC FUND
            WASTE DISPOSAL REVENUE
            (S.D.Warren Co.) Series B AMT
   3,000    7/24/95                                      4.20      3,000,000
                                                                  22,000,000

            MISSOURI-0.4%
            MISSOURI PCR
            (Union Electric Project) Series '85A
   4,300    10/02/95                                     3.90      4,300,000


9


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                    YIELD       VALUE
----------------------------------------------------------------------------
            NEW YORK-1.8%
            NEW YORK CITY MUNICIPAL WATER DISTRICT
$  6,700    8/15/95                                      4.15%   $ 6,700,000
            NEW YORK CITY MUNICIPAL WATER DISTRICT
            Series 4
   6,100    9/11/95                                      4.20      6,100,000
            PORT AUTHORITY OF NEW YORK & NEW JERSEY
            AMT
   8,160    7/07/95                                      4.55      8,160,000
                                                                  20,960,000

            NORTH CAROLINA-0.5%
            WAKE COUNTY PCFA
            (Carolina Power & Light) Series '90A
   5,400    8/18/95                                      4.10      5,400,000

            OHIO-1.3%
            OHIO AIR QUALITY DEVELOPMENT AUTHORITY
            (Dusquesne Light Co.) Series '88 AMT
   5,000    7/28/95                                      3.80      5,000,000
            OHIO AIR QUALITY DEVELOPMENT AUTHORITY
            PCR
            (Cincinnati Gas & Electric) Series '85A
   3,000    8/02/95                                      4.15      3,000,000
            OHIO AIR QUALITY DEVELOPMENT AUTHORITY
            PCR
            (Cincinnati Gas & Electric) Series '85A
   3,500    9/12/95                                      4.15      3,500,000
            OHIO AIR QUALITY DEVELOPMENT AUTHORITY
            PCR
            (Cincinnati Gas & Electric) Series '85B
   4,500    9/12/95                                      4.15      4,500,000
                                                                  16,000,000

            PENNSYLVANIA-2.1%
            CARBON COUNTY
            Res. Rec.:(Panther Creek Project)
            Series '90A AMT
   2,100    10/02/95                                     4.05%     2,100,000
            CARBON COUNTY
            Res. Rec.:(Panther Creek Project)
            Series '90A AMT
   5,000    8/25/95                                      4.20      5,000,000
            CARBON COUNTY
            Res. Rec.:(Panther Creek Project)
            Series '90B AMT
   2,200    8/14/95                                      4.15      2,200,000
            PHILADELPHIA GAS WORKS
            Series B
   5,000    10/04/95                                     4.00      5,000,000
            VENANGO INDUSTRIAL DEVELOPMENT AUTHORITY
            Res. Rec.:(Scrubgrass Project)
            Series '90B AMT
   2,200    9/21/95                                      3.75      2,200,000
            VENANGO INDUSTRIAL DEVELOPMENT AUTHORITY
            Res. Rec.:(Scrubgrass Project)
            Series '93 AMT
   8,000    8/25/95                                      4.20      8,000,000
                                                                  24,500,000

            TEXAS-3.9%
            AUSTIN UTILITY SYSTEMS REVENUE
            Series A
   4,200    9/14/95                                      3.75      4,200,000
            HARRIS COUNTY HEALTH FACILITY
            Sisters of Charity
  10,000    10/11/95                                     4.20     10,000,000
            HOUSTON AIRPORT REVENUE
            AMT
   5,400    8/01/95                                      4.25      5,400,000
            NORTH CENTRAL HEALTH FACILITY
            (Methodist Hospital) Series '91A
   9,000    8/24/95                                      4.15      9,000,000


10


                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                    YIELD       VALUE
----------------------------------------------------------------------------
            TEXAS GO
$ 10,000    8/03/95                                      4.20%   $10,000,000
            TEXAS GO
   8,300    9/07/95                                      4.20      8,300,000
                                                                  46,900,000

            UTAH-1.3%
            TOOELE COUNTY WASTE REVENUE
            (Rollins Environment, Inc.) Series A AMT
  15,000    10/10/95                                     3.90     15,000,000

            VIRGINIA-0.8%
            LOUISA INDUSTRIAL DEVELOPMENT AUTHORITY
            (Virginia Electric & Power Co.) Series '85
  10,125    10/18/95                                     4.05     10,125,000

            WASHINGTON-0.6%
            SEATTLE MUNICIPAL POWER & LIGHT
            Series '91B
   7,000    8/10/95                                      4.20      7,000,000

            WEST VIRGINIA-0.8%
            WEST VIRGINIA PUBLIC ENERGY AUTHORITY
            (Morgantown Energy Assoc.) Series '89 AMT
   7,000    7/28/95                                      4.20%     7,000,000
            WEST VIRGINIA PUBLIC ENERGY AUTHORITY
            (Morgantown Energy Assoc.) Series '89A AMT
   2,000    8/25/95                                      4.20      2,000,000
                                                                   9,000,000

            WYOMING-0.7%
            LINCOLN COUNTY PCR
            (Pacificorp Project) Series '91
   8,900    9/11/95                                      4.20      8,900,000
            Total Commercial Paper
            (amortized cost $311,115,000)                        311,115,000

            TOTAL INVESTMENTS-101.3%
            (amortized cost $1,204,802,223)                    1,204,820,052
            Other assets less liabilities-(1.3%)                 (15,528,700)

            NET ASSETS-100%
            (offering and redemption price of $1.00
            per share; 1,191,217,700) shares outstanding      $1,189,291,352


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

**  See Note B to financial statements.

   Glossary of Terms:
   AMBAC    American Municipal Bond Assurance Corporation
   AMT      Alternative Minimum Tax
   BAN      Bond Anticipation Note
   FGIC     Financial Guaranty Insurance Company
   FHA      Federal Housing Administration
   GO       General Obligation
   HFA      Housing Finance Agency/Authority
   IDR      Industrial Development Revenue
   MBIA     Municipal Bond Investors Assurance
   MFHR     Multi-Family Housing Revenue
   PCFA     Pollution Control Financing Authority
   PCR      Pollution Control Revenue
   PPB      Periodic Put Bond
   SFMR     Single Family Mortgage Revenue
   TAN      Tax Anticipation Note
   TRAN     Tax & Revenue Anticipation Note
   VRDN     Variable Rate Demand Note

   See notes to financial statements.


11


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1995           ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                         $42,350,143

EXPENSES
  Advisory fee (Note B)                             $ 5,696,283
  Distribution assistance and administrative
    service (Note C)                                  3,320,897
  Transfer agency                                     1,130,778
  Registration fees                                     266,437
  Custodian fees                                        188,716
  Printing                                               87,146
  Audit and legal fees                                   26,985
  Trustees' fees                                         22,738
  Miscellaneous                                          34,901
  Total expenses                                     10,774,881
  Less: expense reimbursement and fee waiver            (96,114)
                                                                    10,678,767
  Net investment income                                             31,671,376

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
  Net realized loss on investments                                  (1,793,640)
  Net change in unrealized appreciation of investments              (3,201,732)
  Net loss on investments                                           (4,995,372)

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $26,676,004



STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                   YEAR ENDED       YEAR ENDED
                                                  JUNE 30,1995     JUNE 30,1994
                                                 -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                           $31,671,376      $20,532,812
  Net realized loss on investments                 (1,793,640)        (134,924)
  Net change in unrealized appreciation of
    investments                                    (3,201,732)            (748)
  Net increase in net assets from operations       26,676,004       20,397,140

OTHER CAPITAL CONTRIBUTIONS
  Total increase (Note B)                           3,218,975               -0-

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (31,671,376)     (20,532,812)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                     56,798,166      118,724,622
  Total increase                                   55,021,769      118,588,950

NET ASSETS
  Beginning of year                             1,134,269,583    1,015,680,633
  End of year                                  $1,189,291,352   $1,134,269,583


See notes to financial statements.


12


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1995                      ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the 'Fund') is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing six classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio (the 'Portfolio'), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio and Alliance Municipal Trust-Virginia Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1995, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 1995. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $634,498 for the year ended June 30, 1995.

The Adviser established an irrevocable standby letter of credit with a commercial bank, for the benefit of the Portfolio, in the event tax and revenue anticipation notes issued by Orange County, California and held by the Portfolio were not paid in full at maturity. On July 19, 1995 the Adviser purchased all such remaining notes held by the Portfolio for $20.85 million.


13


NOTES TO FINANCIAL STATEMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25 of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1995, the distribution amounted to $2,848,142 of which $96,114 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1995, such payments by the Portfolio amounted to $472,755 of which $112,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995 the Portfolio had a capital loss carryforward of $1,934,177, of which $5,613 expires in the year 2001, $134,924 expires in the year 2002 and $1,793,640 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1995, capital paid-in aggregated $1,191,207,700. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED        YEAR ENDED
                                               JUNE 30, 1995     JUNE 30, 1994
                                              ---------------   ---------------
Shares sold                                    4,443,583,142     3,818,700,772
Shares issued on reinvestments of dividends       31,671,376        20,558,991
Shares redeemed                               (4,418,456,352)   (3,720,535,141)
Net increase                                      56,798,166       118,724,622


14


                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                                                          YEAR ENDED JUNE 30,
                                                            ------------------------------------------------
                                                              1995       1994      1993      1992      1991
                                                            ---------- -------  --------  --------  --------
Net asset value, beginning of period                        $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                     .028       .018      .020      .034      .046
Net realized and unrealized loss on investments              (.003)        -0-       -0-       -0-       -0-
Net increase in net asset value from operations               .025       .018      .020      .034      .046

ADD: CAPITAL CONTRIBUTIONS (SEE NOTE B)
Capital Contributed by the Adviser                            .003         -0-       -0-       -0-       -0-

LESS: DISTRIBUTIONS
Dividends from net investment income                         (.028)     (.018)    (.020)    (.034)    (.046)
Net asset value, end of period                              $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00

TOTAL RETURNS
Total investment return based on net asset value (b)          2.83%(c)   1.81%     2.05%     3.48%     4.71%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1,189     $1,134    $1,016      $914      $883
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                  .94%       .92%      .92%      .92%      .89%
  Expenses, before waivers and reimbursements                  .95%       .94%      .94%      .95%      .95%
  Net investment income                                       2.78%      1.80%     2.02%     3.40%     4.57%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset during the period, and redemption on the last day of the period.

(c) The capital contribution by the Adviser described in Note B had no effect on total return.


15


INDEPENDENT AUDITOR'S REPORT       ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
-------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO

We have audited the accompanying statement of net assets of the General Portfolio of Alliance Municipal Trust as of June 30, 1995 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the General Portfolio of Alliance Municipal Trust as of June 30, 1995, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

New York, New York
August 8, 1995


16

STATEMENT OF NET ASSETS
JUNE 30, 1995                   ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                   YIELD       VALUE
---------------------------------------------------------------------------
            MUNICIPAL BONDS-85.6%
            CALIFORNIA-85.6%
            CALIFORNIA GO
            Tender Option Bonds Series 153 FGIC VRDN*
$  1,000    11/01/24                                    4.25%   $ 1,000,000
            CALIFORNIA HFA SFMR
            (Home Mortgage) Series '95E AMT PPB*
   3,500    2/01/96                                     4.60      3,500,000
            CALIFORNIA PCFA
            (Burney Forest) Series A VRDN*
   5,500    9/01/20                                     4.35      5,500,000
            CALIFORNIA PCFA
            (Western Waste Industries Project)
            Series '94A VRDN*
     600    10/01/06                                    4.25        600,000
            CALIFORNIA PCFA PCR
            (Taormina Industries) Series '94A AMT VRDN*
   3,400    8/01/14                                     4.20      3,400,000
            CALIFORNIA PCFA PCR
            (Wadham Energy Project) Series B AMT VRDN*
   1,700    11/01/17                                    4.35      1,700,000
            CALIFORNIA STATEWIDE COMM. DEV. CORP.
            (Chino Basin Municipal Water)
            Series '90 AMT VRDN*
   2,395    8/01/10                                     4.40      2,395,000
            CALIFORNIA STATEWIDE COMM. DEV. CORP. IDR
            (Charles/Loralie) Series '89 AMT VRDN*
   1,690    7/01/09                                     4.40      1,690,000
            CALIFORNIA STATEWIDE COMM. DEV. CORP. IDR
            (K.U.M. Ltd.) AMT VRDN*
   2,000    6/01/22                                     4.70      2,000,000
            CHULA VISTA IDR
            (Home Depot Project) VRDN*
   3,400    12/01/10                                    4.15      3,400,000
            CHULA VISTA IDR
            (San Diego Gas & Electric Co.)
            Series '92B AMT VRDN*
   4,900    12/01/27                                    4.20      4,900,000
            GRAND TERRACE MFHR
            (Mt. Vernon Villas) Series '85A VRDN*
   1,435    12/01/11                                    3.85      1,435,000
            LOCAL AGENCY COP
            Composite Issue 1986 Series I VRDN*
   1,200    8/01/16                                     4.20      1,200,000
            LOMA LINDA HOSPITAL REVENUE
            (Loma Linda University Medical Center)
            Series C VRDN*
  15,000    12/01/15                                    4.00     15,000,000
            LOS ANGELES COUNTY
            (Convention and Exhibition Center)
            MBIA VRDN*
  11,000    8/15/18                                     4.25     11,000,000
            LOS ANGELES COUNTY COP
            (Los Angeles County Public Properties)
            Pre-Refunded
   2,750    10/01/95                                   10.50      2,832,725
            LOS ANGELES COUNTY RAN
            Metropolitan Transportation Authority
            Series A
   3,000    4/25/96                                     4.23      3,018,088
            LOS ANGELES COUNTY TRAN
            Series '95
   5,000    7/01/96                                     3.80      5,033,450
            LOS ANGELES HFA MFHR
            (Malibu Meadows Project A) VRDN*
   3,400    12/01/15                                    3.85      3,400,000
            LOS ANGELES MFHR
            (Poinsettia Apartment Project)
            Series '89A AMT VRDN*
   1,300    7/01/19                                     3.85      1,300,000
            LOS ANGELES TRAN
            (Unified School District) Series '94
  15,000    7/10/95                                3.60-8.08     15,003,211
            MONROVIA REDEV. AGY.
            (Holiday Inn) Series '84 VRDN*
   4,700    12/01/14                                    4.00      4,700,000
            MONTEREY PENINSULA COP
            (Wastewater Reclamation Project)
            Series '92 VRDN*
  10,300    7/01/22                                     4.35     10,300,000
            MORGAN HILL REDEV. AGY.
            (Kent Trust) VRDN*
   2,640    12/01/14                                    5.85      2,640,000
            MORGAN HILL REDEV. AGY.
            (Nob Hill Venture Investors) VRDN*
   1,970    12/01/09                                    5.85      1,970,000


2


                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                   YIELD       VALUE
---------------------------------------------------------------------------
            OCEANSIDE MFHR
            (Riverview Springs) Series '90A AMT VRDN*
$  3,520    7/01/20                                     4.55%   $ 3,520,000
            ONTARIO GO TRAN
            Series '94
   5,400    11/03/95                               3.60-4.30      5,414,451
            ORANGE COUNTY MFHR
            (Alicia Viejo Project)
            Series '86A AMT VRDN*
   4,120    12/01/16                                    4.65      4,120,000
            PALM SPRINGS IDR
            (BP Holdings Project) Series '89A VRDN*
   2,000    8/05/19                                     4.20      2,000,000
            REDONDO BEACH REDEV. AGY.
            (McCandless Housing Project)
            Series '95A VRDN*
   9,140    12/01/25                                    4.00      9,140,000
            RIVERSIDE COUNTY COP
            Series '85C VRDN*
   2,800    12/01/15                                    4.10      2,800,000
            RIVERSIDE COUNTY SCHOOL
            FINANCING AUTHORITY RAN
  12,000    7/07/95                                     3.65     12,001,616
            RIVERSIDE HOUSING AUTHORITY
            (Amanda Park Apartments)
            Series '89B AMT VRDN*
   5,400    5/01/19                                     4.70      5,400,000
            SACRAMENTO COUNTY COP
            (Administration Center & Courthouse Project)
            Series '90 VRDN*
   6,200    6/01/20                                     3.65      6,200,000
            SAN BERNARDINO COUNTY GO TRAN
  10,000    7/31/95                                  3.94-4.83   10,002,093
            SAN BERNARDINO COUNTY GO TRAN
            Series '95
   5,000    7/05/96                                     3.95      5,026,300
            SAN DIEGO MFHR
            (La Serena Apartments) Series '92A VRDN*
   8,000    2/01/09                                     3.60      8,000,000
            SAN FRANCISCO CITY & COUNTY IDR
            (Hoefer Scientific Project)
            Series '92A AMT VRDN*
     980    8/01/07                                     4.55        980,000
            SANTA ANA IDR
            (Newport Electronics Project)
            Series '88A AMT VRDN*
   1,700    11/01/18                                    5.30      1,700,000
            SANTA FE SPRINGS IDR
            (Metal Center Project)
            Series '89A AMT VRDN*
   3,750    7/01/14                                     4.25      3,750,000
            STOCKTON MFHR
            (Mariners Pointe Association)
            Series A VRDN*
   4,000    9/01/18                                     3.95      4,000,000
            UPLAND COMM. REDEV. AGY. MFHR
            (Northwoods 168) Series B VRDN*
     925    3/01/14                                     4.40        925,000
            VISTA COMMUNITY DEV. COMM. BAN PPB*
   8,500    11/01/95                                    4.50      8,501,617
            Total Municipal Bonds
            (amortized cost $202,391,447)                       202,398,551

            COMMERCIAL PAPER-16.0%
            CALIFORNIA-14.3%
            CALIFORNIA PCFA PCR
            (Pacific Gas & Electric) Series '88
   7,500    7/18/95                                     4.05      7,500,000
            CALIFORNIA PCFA PCR
            (Pacific Gas & Electric) Series '88
   4,000    8/15/95                                     4.05      4,000,000
            CALIFORNIA PCFA PCR
            (Pacific Gas & Electric) Series '88C
   2,000    8/18/95                                     4.05      2,000,000
            CALIFORNIA PCFA PCR
            (Pacific Gas & Electric) Series '88F
   5,000    8/01/95                                     4.05      5,000,000


3


STATEMENT OF NET ASSETS         ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                   YIELD       VALUE
---------------------------------------------------------------------------
            LONG BEACH
            (Harbor & Terminal Project) AMT
$  2,000    9/14/95                                     4.10%   $ 2,000,000
            LONG BEACH
            (Harbor & Terminal Project) AMT
   4,000    9/12/95                                     4.15      4,000,000
            LOS ANGELES METROPOLITAN
            TRANSPORTATION AUTH.
   3,000    9/01/95                                     4.10      3,000,000
            LOS ANGELES METROPOLITAN
            TRANSPORTATION AUTH.
            Series A
   3,300    8/08/95                                     3.95      3,300,000
            LOS ANGELES METROPOLITAN
            TRANSPORTATION AUTH.
            Series A
   3,000    7/11/95                                     4.10      3,000,000
                                                                 33,800,000

            PUERTO RICO-1.7%
            PUERTO RICO GOVERNMENT DEVELOPMENT BANK
   4,000    8/11/95                                     4.10      4,000,000
            Total Commercial Paper
            (amortized cost $37,800,000)                         37,800,000

            TOTAL INVESTMENTS-101.6%
            (amortized cost $240,191,447)                       240,198,551
            Other assets less liabilities-(1.6%)                 (3,719,170)

            NET ASSETS-100%
            (offering and redemption price of $1.00
            per share; 236,504,726 shares outstanding)         $236,479,381


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

   Glossary of Terms:
   AMT      Alternative Minimum Tax
   BAN      Bond Anticipation Note
   COP      Certificate of Participation
   FGIC     Financial Guaranty Insurance Company
   GO       General Obligation
   HFA      Housing Finance Agency/Authority
   IDR      Industrial Development Revenue
   MBIA     Municipal Bond Investors Assurance
   MFHR     Multi-Family Housing Revenue
   PCFA     Pollution Control Financing Authority
   PCR      Pollution Control Revenue
   PPB      Periodic Put Bond
   RAN      Revenue Anticipation Note
   SFMR     Single Family Mortgage Revenue
   TRAN     Tax & Revenue Anticipation Note
   VRDN     Variable Rate Demand Note
   See notes to financial statements.


4


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1995        ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                          $8,298,373

EXPENSES
  Advisory fee (Note B)                              $1,128,198
  Distribution assistance and administrative
    service (Note C)                                    742,090
  Transfer agency                                       202,472
  Custodian fees                                         70,512
  Printing                                               43,285
  Registration fees                                      37,541
  Audit and legal fees                                   36,109
  Trustees' fees                                          3,295
  Miscellaneous                                          11,530
  Total expenses                                      2,275,032
  Less: fee waiver                                     (176,583)
                                                                     2,098,449
  Net investment income                                              6,199,924

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
  Net realized loss on investments                                     (12,411)
  Net change in unrealized appreciation of investments                   7,104
  Net loss on investments                                               (5,307)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $6,194,617


See notes to financial statements.


5


STATEMENT OF CHANGES
IN NET ASSETS                   ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
-------------------------------------------------------------------------------

                                                     YEAR ENDED     YEAR ENDED
                                                    JUNE 30,1995   JUNE 30,1994
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  6,199,924   $  3,228,452
  Net realized loss on investments                      (12,411)       (13,804)
  Net change in unrealized appreciation
    of investments                                        7,104             -0-
  Net increase in net assets from operations          6,194,617      3,214,648

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (6,199,924)    (3,228,452)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                       16,811,556     63,486,936
  Total increase                                     16,806,249     63,473,132

NET ASSETS
  Beginning of year                                 219,673,132    156,200,000
  End of year                                      $236,479,381   $219,673,132


See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1995                   ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
-------------------------------------------------------------------------------

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the 'Fund') is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing six classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the 'Portfolio'), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio and Alliance Municipal Trust-Virginia Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1995 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 1995. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $114,130 for the year ended June 30, 1995.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25 of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1995, the distribution amounted to $564,099 of which $176,583 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support.

For the year ended June 30, 1995, such payments by the Portfolio amounted to $177,991 of which $94,100 was paid to the Adviser.


7


NOTES TO FINANCIAL STATEMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
-------------------------------------------------------------------------------

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995 the Portfolio had a capital loss carryforward of $32,449, of which $6,234 expires in the year 2000, $13,804 expires in the year 2002 and $12,411 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1995, capital paid-in aggregated $236,504,726. Transactions, all at $1.00 per share, were as follows:

                                                   YEAR ENDED       YEAR ENDED
                                                 JUNE 30, 1995    JUNE 30, 1994
                                                 -------------    -------------
Shares sold                                       865,677,866      704,558,192
Shares issued on reinvestments of dividends         6,199,924        3,238,981
Shares redeemed                                  (855,066,234)    (644,310,237)
Net increase                                       16,811,556       63,486,936


NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                                                           YEAR ENDED JUNE 30,
                                                         -----------------------------------------------------
                                                             1995       1994       1993       1992       1991
                                                         ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period                       $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                    .027       .018       .020       .032       .043

LESS: DISTRIBUTIONS
Dividends from net investment income                        (.027)     (.018)     (.020)     (.032)     (.043)
Net asset value, end of period                             $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00

TOTAL RETURNS
Total investment return based on net asset value (b)         2.78%      1.83%      2.05%      3.26%      4.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $236,479   $219,673   $156,200   $121,317   $111,957
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements                 .93%       .93%       .93%       .95%      1.00%
  Expenses, before waivers and reimbursements                1.01%      1.02%      1.02%      1.05%      1.10%
  Net investment income                                      2.75%      1.82%      2.01%      3.18%      4.32%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


8


INDEPENDENT AUDITOR'S REPORT    ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
-------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO

We have audited the accompanying statement of net assets of the California Portfolio of Alliance Municipal Trust as of June 30, 1995 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Portfolio of Alliance Municipal Trust as of June 30, 1995, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

New York, New York
August 8, 1995























































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          Alliance Municipal Trust - Florida Portfolio


                          Interim Report


                         October 17, 1995

STATEMENT OF NET ASSETS
October 17, 1995 (unaudited)
Alliance Municipal Trust-Florida Portfolio

Principal
Amount
(000)            Security+         Yield      Value
________________________________________________________________

                 MUNICIPAL BONDS-77.0%
                 FLORIDA-73.1%
                 Alachua City IDR
                 (Sabine Inc. Project)
                 Series 95 AMT VRDN*
        $1,465     09/01/15        3.80%     $     1,465,000
                 Broward County HFA MFHR
                 (Sawgrass Pines Apts.)
                 Series 93A AMT VRDN*
           600     11/01/23        4.05              600,000
                 Broward County Housing Revenue
                 MFHR (Harbour Town Jacaranda Project)
                 Series 95B VRDN*
           400     12/01/25        3.70              400,000
                 Dade County Aviation Facilities
                 Series 84A VRDN*
         1,400     10/01/09        3.75            1,400,000
                 Dade County Solid Waste IDR
                 (Montenay-Dade Ltd. Project)
                 Series 90A AMT VRDN*
           300     12/01/13        3.85              300,000
                 Dade County IDA
                 (Dolphins Stadium Project)
                 Series A VRDN*
         1,000     01/01/16        3.90            1,000,000
                 Dade County IDB
                 (Oates-Schneider & Reiff
                 Pharmaceuticals)
                 AMT VRDN*
           800     12/01/06        4.00              800,000
                 Dade County IDA
                 (DNS Manufacturing Project)
                 Series 89 AMT VRDN*
           500     11/01/09        3.85              500,000
                 Eustis HFA Hospital Revenue
                 (Waterman Medical Center)
                 VRDN*
           300     12/01/15        3.55              300,000
                 Florida State HFA MFHR
                 (Park Colony Project)
                 Series 95D VRDN*
           100     4/01/13         3.70              100,000


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

                 Florida State HFA
                 (Oak at Mill Creek Project)
                 Series 85 VRDN*
           100     11/01/07        3.65              100,000
                 Florida State HFA
                 (Ashley Lake II)
                 Series J VRDN*
           200     12/01/11        3.75              200,000
                 Florida State Municipal
                 Power Agency Revenue
                 VRDN* AMBAC
          $400     10/01/16        3.70%             400,000
                 Hillsborough County PCR
                 (Tampa Electric)
                 Series 93 AMT VRDN*
           600     11/01/20        3.80              600,000
                 Indian Trace Community Village
                 (Basin 1 Water Management)
                 Series A VRDN* MBIA
           170     11/01/99        3.55              170,000
                 Jacksonville Health Facility
                 (Baptist Medical Center Project)
                 VRDN*
           400     7/01/14         3.58              400,000
                 Lady Lake Capital Improvement
                 AMBAC
           425     10/01/96        3.90              425,000
                 Marion County HFA MFHR
                 (Summer Trace Project)
                 Series 85D VRDN*
           500     12/01/07        3.70              500,000
                 Martin County Solid Waste
                 (Florida Power & Light)
                 Series 93 AMT VRDN*
           400     01/01/27        3.80              400,000
                 Orange County Health Facilities
                 (Adventist Health System/Sunbelt)
                 VRDN*
           400     11/15/14        3.63              400,000
                 Orange County School District
                 TAN Series 95
           600     10/16/96        4.50              604,022
                 Orange County HFA MFHR
                 (Sundown Assoc. II)
                 Series B VRDN*
           400     06/01/04        3.80              400,000
                 Orlando Utility Commission
                 (Water & Electric Revenue)
                 Series 91 VRDN*
           150     12/10/96        3.55              150,000
                 Pinellas County Hospital


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

                 Revenue MFHR
                 (Foxbridge Apt. Project)
                 Series 95A VRDN*
           900     6/15/25         3.65              900,000
                 University of Florida
                 Athletic Assoc. VRDN*
           200     02/01/20        3.65              200,000
                 University of No. Florida
                 Capital Improvement VRDN*
           500     11/01/24        3.70              500,000
                                                     _______
                                                  13,214,022
                                                  __________

                 PUERTO RICO-3.9%
                 Puerto Rico Government
                 Development Bank
                 Series 85 VRDN*
          $400     12/01/15        3.15%             400,000
                 Puerto Rico Highway
                 & Transportation Authority
                 Series X VRDN*
           300     7/01/99         3.15              300,000
                                                     _______
                                                     700,000
                                                     _______
                 Total Municipal Bonds
                 (amortized cost $13,914,022)     13,914,022
                                                  __________

                 COMMERCIAL PAPER-26.5%
                 FLORIDA-26.5%
                 Alachua County Health Facility
                 (Academic Research
                 Building Project)
           700     12/08/95        3.90             700,000
                 Florida Municipal Loan Council
                 (Florida League of Cities
                 Municipal Loan)
                 Series 85-2
           700     11/06/95        3.85             700,000
                 Florida Municipal Power Agency
                 Series A
         1,000     02/09/96        3.90           1,000,000
                 Jacksonville PCR
                 (Florida Power & Light)
                 Series 94
           500     11/28/95        3.85             500,000
                 Orange County Health Facility
                 Pooled Hospital Loan Program
                 Series 85 MBIA


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

          $200     11/27/95        3.65%            200,000
                 Pinellas County Education Facility
                 Pooled Loan Project
                 Series 85 MBIA
           400     11/09/95        3.60             400,000
                 Sarasota Public Hospital District
                 Hospital Revenue
                 (Sarasota Memorial Hospital)
                 Series A
           495     11/08/95        3.65             495,000
                 Sunshine State GFA
                 Series 86
           200     11/01/95        3.80             200,000
                 Sunshine State GFA
                 Series 86
           200     12/05/95        3.80             200,000
                 West Orange Memorial Hospital
                 Tax District Revenue Bonds
                 Subseries 91A-1
           400     11/28/95        3.60             400,000
                                                    _______
                 Total Commercial Paper
                 (amortized cost $4,795,000)      4,795,000
                                                  _________
                 TOTAL INVESTMENTS-103.5%
                 (amortized cost $18,709,022)    18,709,022
                 Other assets less
                 liabilities-(3.5%)               (643,540)
                                                 __________
                 NET ASSETS-100%
                 (Offering and redemption price
                 of $1.00 per share; 18,065,482
                 shares outstanding)            $18,065,482
                                                ===========

____________________________________________________________

+All securities either mature or their interest rate changes in one year or less.

*Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.




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

GLOSSARY OF TERMS:
AMBAC  American Municipal Bond Assurance Corp.
AMT    Alternative Minimum Tax
GFA    Government Finance Agency
HFA    Housing Finance Agency/Authority
IDA    Industrial Development Authority
IDB    Industrial Development Bond
IDR    Industrial Development Revenue
MBIA   Municipal Bond Investors Assurance
MFHR   Multi-Family Housing Revenue
PCR    Pollution Control Revenue
TAN    Tax Anticipation Note
VRDN   Variable Rate Demand Note

See notes to financial statements.

STATEMENT OF OPERATIONS
July 28, 1995* to October 17, 1995 (Unaudited)
Alliance Municipal Trust - Florida Portfolio
________________________________________________________________

INVESTMENT INCOME
 Interest                                              $   72,920

EXPENSES
 Advisory fee (Note B)                      $9,377
 Distribution assistance and
     administrative service                 34,036
 Custodian fees                             11,330
 Transfer agency                             9,596
 Audit and legal fees                        4,841
 Printing                                    1,411
 Trustees' fees                                919
 Prepaid organization expense                  721
 Registration fees                             249
 Miscellaneous                                 591
 Total expenses                             73,071
 Less: fee waiver                         (70,138)          2,933
                                          ________          _____

NET INCREASE IN NET ASSETS FROM OPERATIONS              $  69,987
                                                          =======


STATEMENTS OF CHANGES IN NET ASSETS
________________________________________________________________
                                               July 28, 1995* to
                                                October 17, 1995
                                                  (unaudited)
                                               _________________

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
 Net investment income                                69,987

DIVIDENDS TO SHAREHOLDERS FROM:
 Net investment income                              (69,987)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
 Net increase                                     18,065,482

 Total increase                                  $18,065,482

NET ASSETS
 Beginning of period                                -0-
                                               _____________




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

 End of period                                  $ 18,065,482
                                                ============

_________________

* Commencement of operations.
  See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
October 17, 1995 (unaudited)
Alliance Municipal Trust - Florida Portfolio

NOTE A: Significant Accounting Policies
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest:
Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses
The organization expenses of the portfolio are being amortized against income on a straight-line basis through July 2000.

3. Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income from July 28, 1995 (commencement of operations) through October 17, 1995, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).





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

5. General
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

________________________________________________________________

NOTE B: Advisory Fee and Transactions with an Affiliate of the
Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Advisor also voluntarily agreed to reimburse the portfolio from July 28, 1995 (commencement of operations) through September 10, 1995 for all expenses and from September 11, 1995 to October 17, 1995 for expenses exceeding .20 of 1% of its average daily net assets. From July 28, 1995 (commencement of operations) through October 17, 1995, the reimbursement amounted to $68,263. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $146 from July 28, 1995 (commencement of operations) to October 17, 1995.

_______________________________________________________________

NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25 of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

From July 28, 1995 (commencement of operations) to October 17, 1995, the distribution amounted to $4,688 of which $1,875 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. From July 28, 1995 (commencement of operations) to October 17, 1995, such payments by the Portfolio amounted to $29,348 of which $0 was paid to the Adviser.

________________________________________________________________

NOTE D: Investment Transactions
At October 17, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes.

________________________________________________________________

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized.
At October 17,  1995,  capital  paid-in aggregated $18,065,482.
Transactions, all at $1.00 per share, were as follows:

                                         July 28, 1995* to
                                         October 17, 1995
                                           (unaudited)
                                         _________________

Shares sold                                    27,329,519
Shares issued on reinvestments of dividends        68,831
Shares redeemed                                (9,332,868)
Net increase (decrease)                        18,065,482

________________________________________________________________

NOTE F: Financial Highlights
Per share operating performance for a share outstanding throughout each period.

                                       July 28, 1995(a) to
                                       October 17, 1995
                                          (unaudited)
                                       ____________________

Net asset value, beginning of period           $1.00

Income From Investment Operations
Net investment income                           .008

Less: Distributions
Dividends from net investment income           (.008)
Net asset value, end of period                  $1.00

Total Returns
Total investment return based on net
  asset value (b)                              3.67%(c)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)      $18,065
Ratio of average net assets of:


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

 Expenses, net of waivers and reimbursements    .16%(c)
 Expenses, before waivers and reimbursements   3.90%(c)
 Net investment income (d)                     3.73%(c)

__________________________

(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset during the period, and redemption on the last day of the period.

(c) Annualized

(d) Net of expenses reimbursed or waived by the Adviser.




































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

TRUSTEES
Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross
Charles H.P. Duell
William H. Foulk, Jr.
Elizabeth J. McCormack
David K. Storrs
Shelby White
John Winthrop

OFFICERS
Ronald M. Whitehill, President
John R. Bonczek, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Netter, Senior Vice President
Ronald R. Valeggia, Senior Vice President
Drew Biegel, Vice President
Doris T. Ciliberti, Vice President
William E. Oliver, Vice President
Raymond J. Papera, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Joseph J. Mantineo, Controller

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA  02105

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY  10004

AUDITORS
McGladrey & Pullen
555 Fifth Avenue
New York, NY  10017

TRANSFER AGENT
Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ  07096-1520

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY  10105

Alliance Municipal Trust-General Portfolio
1345 Avenue of the Americas, New York, NY  10105
Toll-free 1(800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal  Trust,  call  on  a  touch-tone  telephone  toll-free
(800) 251-0539 and press the following sequence of keys:  1  #  1
#  64  #
For non-touch-tone telephones, call toll-free (800) 221-9513

_________________________________________________________________

                              [LOGO]

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ALC 501298
AMTSR

                             PART C
                        OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits for Each Portfolio of the Fund

(a)        Financial Highlights

           Included in the Prospectuses:

           Financial Information

           Included in the Statements of Additional Information


           Statement of Net Assets, June 30, 1995
           Statement of Operations, June 30, 1995 and October 25, 1994 (commencement of operations) to June 30, 1995 for the Virginia Portfolio
           Statement of Changes in Net Assets for the years ended June 30, 1994 and June 30, 1995 and for the period February 7, 1994 (commencement of operations) to June 30, 1994 and for the year ended June 30, 1995 for the New Jersey Portfolio and for the period October 25, 1994 (commencement of operations) to June 30, 1995 for the Virginia Portfolio
           Notes to Financial Statements June 30, 1995
           Report of Independent Auditors


           Included in Part C of the Registration Statement

           All other schedules are omitted as the required information is inapplicable

(b)        Exhibits

           ( 1)(a) Declaration of Trust - Incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 4 of Registration Statement on Form N-1A (File No. 2-79807) (the "Registrant's Form N-1A"), filed April 29, 1985.

           ( 1)(b) Certificate of Amendment - Incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 28 of Registration Statement on Form N-1A, filed September 28, 1994.

           (2)       By-Laws - Incorporated by reference to
                     Exhibit No. 2 to Post-Effective Amendment
                     No. 4 of the Registrant's Form N-1A, filed
                     April 29, 1985.

           (3)       Not applicable.

           (4) Specimen Forms of Certificate for Shares of Beneficial Interest of the General and New York Portfolio - Incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 7 of the Registrant's Form N-1A, filed July 10, 1986; for the California Portfolio
                     - Incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 10 of the Registrant's Form N-1A,filed March 9, 1988; for the Connecticut Portfolio - Incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 17 of the Registrant's Form N-1A, filed October 24, 1989.

           (4)(b) Specimen Form of Certificate for Shares of Beneficial Interest of the New Jersey Portfolio - Incorporated by reference to Exhibit No 4(b) to Post- Effective Amendment No. 25 of the Registrant's Form N-1A, filed November 30, 1993.

           (4)(c) Specimen Form of Certificate for Shares of Beneficial Interest of the Virginia Portfolio - Incorporated by reference to Exhibit No. 4(c) to Post-Effective Amendment No. 26 of the Registrant's Form N-1A, filed July 18, 1994.

           (5) Copy of Advisory Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 22 of the Registrant's Form N-1A, filed October 13, 1992.

           (6) Copy of Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 22 of the Registrant's Form N-1A, filed October 13, 1992.

           (7)       Not applicable.

           (8) Copy of Custodian Contract between the Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 4 of the Registrant's Form N-1A, filed April 29, 1985.

           (9) Copy of Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit No. 9 to Post- Effective Amendment No. 14 filed February 15, 1989.

           (10)(a) Opinion of Seward & Kissel - Incorporated by reference to Exhibit No. 10 to Pre-Effective
                     Amendment No. 1 to Registrant's Registration
                     Statement on Form N-1 (Pre-Effective
                     Amendment No. 1).

              (b)    Opinion of Venable, Baetjer and Howard -
                     Incorporated by reference to Exhibit No.
                     10(b) to Pre-Effective Amendment No. 1.

           (11)      Not applicable.

           (12)      Not applicable.

           (13)      Not applicable.

           (14)      Not applicable.

           (15)      Rule 12b-1 Plan - See Exhibit 6 hereto.

           (16) Schedule of Computation of Performance Quotation Provided in Response to Item 22 - Incorporated by reference to Exhibit No. 16 to Post-Effective Amendment No. 22 of the Registrant's Statement on Form N-1A, filed October 13, 1992.

           (27)      Financial Data Schedule - Filed herewith.

     Other Exhibits:

           Powers of Attorney of: John D. Carifa, Charles H. P. Duell, William H. Foulk, Jr., Elizabeth J. McCormack, David K. Storrs, Dave H. Williams, John Winthrop - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 14 of the Registrant's Statement on Form N- 1A, filed on February 15, 1989.

           Powers of Attorney of:  Sam Y. Cross and Shelby White
           - Incorporated by reference to Other Exhibits to Post-
           Effective Amendment No. 22 of the Registrant's
           Statement on Form N-1A, filed October 13, 1992.

ITEM 25.   Persons Controlled by or Under Common Control with
           Registrant.

           None.

ITEM 26.   Number of Holders of Securities.


           Registrant had, as of October 2, 1995 the following
           record holders of shares of Beneficial Interest:
              General Portfolio        26,104
              New York Portfolio        5,279
              California Portfolio      5,545
              Connecticut Portfolio     1,822
              New Jersey Portfolio      3,049
              Virginia Portfolio        1,431
              Florida                      90


ITEM 27.   Indemnification

           It is the Registrant's policy to indemnify its trustees and officers, employees and other agents as set forth in Article V of Registrant's Agreement and Declaration of Trust, filed as Exhibit 1 in response to Item 24 and Section 7 of the Distribution Agreement filed as Exhibit 6 in response to Item 24, all as set forth below. The liability of the Registrant's trustees and officers is also dealt with in Article V of Registrant's Agreement and Declaration of Trust. The Adviser's liability for loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit 5 in response to Item 24, as set forth below.

           Article V of Registrant's Agreement and Declaration of
           Trust reads as follows:

           Section 5.1 - No Personal Liability of Shareholders,
           Trustees, etc.

           No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property, including the property of any series of the Trust, or the acts, obligations or affairs of the Trust or any series thereof. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or applicable series thereof or its Shareholders, in connection with Trust Property or the property of any series thereof or the affairs of the Trust or any series thereof, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property or the property of the appropriate series of the Trust for satisfaction of claims of any nature arising in connection with the affairs of the Trust or any series thereof. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability, provided that any such expenses shall be paid solely out of the funds and property of the series of the Trust with respect to which such Shareholder's Shares are issued. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

           Section 5.2 - Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

           Section 5.3 - Indemnification.
           (a) The Trustees shall provide for indemnification by the Trust (or by the appropriate series thereof) of every person who is, or has been, a Trustee or officer of the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof, in such manner as the Trustees may provide from time to time in the By-Laws.

           (b)  The words "claim," "action," "suit," or
           "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

           Section 5.4 - No Bond Required of Trustees.  No
           Trustee shall be obligated to give any bond or other security for performance of any of his duties hereunder.

           Section 5.5 - No Duty of Investigation; Notice in Trust Instruments, Insurance. No purchaser, lender, transfer agent or other Person dealing with the Trustees or any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacity as Trustees under the Declaration or in their capacity as officers, employees or agents of the Trust. Every written obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking made or issued by the Trustees shall recite that the same is executed or made by them not individually, but as Trustees under the Declaration, and that the obligations of any such instrument are not binding upon any of the Trustees or Shareholders, individually, but bind only the Trust Property or the property of the appropriate series of the Trust, and may contain any further recital which they or he may deem appropriate, but the omission of such recital shall not operate to bind the Trustees or Shareholders individually. The Trustees shall at all times maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable.

           Section 5.6 - Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel or upon reports made to the Trust by any of its officers or employees or by the Investment Adviser, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

           The Advisory Agreement between Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

           The Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in or necessary to make the statements in either thereof not misleading; provided, however that nothing therein shall be so construed as to protect Alliance Fund Distributors, Inc. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

           The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Advisory Agreement between Registrant and Alliance Capital Management L.P. and the Distribution Agreement between Registrant and Alliance Fund Distributors, Inc.

           Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is againstpublic policy as expressed in the Securities Act and is, therefore, unenforceable.

           In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

           In accordance with Release No. IC-11330 (September 2,
           1980) the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance,
           (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

           The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company.

ITEM 28.   Business and Other Connections of Investment Adviser.

           The descriptions of Alliance Capital Management L.P. under the caption "The Adviser" in the Prospectus and "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

           The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 29.   Principal Underwriters

           (a) Alliance Fund Distributors, Inc., the Registrant's
               Principal Underwriter in connection with the sale of shares of the Registrant, also acts as Principal Underwriter or Distributor for the following investment companies:

                   ACM Institutional Reserves, Inc.
                   AFD Exchange Reserves
                   Alliance All-Asia Investment Fund, Inc.
                   Alliance Balanced Shares, Inc.
                   Alliance Bond Fund, Inc.
                   Alliance Capital Reserves
                   Alliance Counterpoint Fund
                   Alliance Developing Markets Fund, Inc.
                   Alliance Global Dollar Government Fund, Inc.
                   Alliance Global Small Cap Fund, Inc.
                   Alliance Government Reserves
                   Alliance Growth and Income Fund, Inc.
                   Alliance Income Builder Fund, Inc.
                   Alliance International Fund
                   Alliance Money Market Fund
                   Alliance Mortgage Securities Income Fund, Inc. Alliance Mortgage Strategy Trust, Inc. Alliance Multi-Market Strategy Trust, Inc. Alliance Municipal Income Fund, Inc.
                   Alliance Municipal Income Fund II.
                   Alliance New Europe Fund, Inc.
                   Alliance North American Government Income
                   Trust, Inc.
                   Alliance Premier Growth Fund, Inc.
                   Alliance Quasar Fund, Inc.
                   Alliance Short-Term Multi-Market Trust, Inc.
                   Alliance Technology Fund, Inc.
                   Alliance Utility Income Fund, Inc.
                   Alliance Variable Products Series Fund, Inc.
                   Alliance World Income Trust, Inc.
                   Alliance Worldwide Privatization Fund, Inc.
                   Fiduciary Management Associates
                   The Alliance Fund, Inc.
                   The Alliance Portfolios
                   The Hudson River Trust

           (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc. the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                         Positions and          Positions and
                         Offices With           Offices With
Name                     Underwriter            Registrant
____                     _____________          _____________

Michael J. Laughlin      Chairman

Robert L. Errico         President

Kimberly A. Baumgardner  Senior Vice President

Edmund P. Bergan, Jr.    Senior Vice President,  Secretary
                         General Counsel &
                         Secretary

Daniel J. Dart           Senior Vice President

Byron M. Davis           Senior Vice President

Geoffrey L. Hyde         Senior Vice President


Barbara J. Krumseik      Senior Vice President

Stephen R. Laut          Senior Vice President

Dusty W. Paschall        Senior Vice President

Antonios G. Poleonadkis  Senior Vice President

Gregory K. Shannahan     Senior Vice President

Joseph F. Sumanski       Senior Vice President

James P. Syrett          Senior Vice President

Peter J. Szabo           Senior Vice President

Richard A. Winge         Senior Vice President

Benji A. Baer            Vice President

Warren W. Babcock III    Vice President

Kenneth F. Barkoff       Vice President

William P. Beanblossom   Vice President

Jack C. Bixler           Vice President

Casimir F. Bolanowski    Vice President

Kevin T. Cannon          Vice President

Leo H. Cook              Vice President

Richard W. Dabney        Vice President

Mark J. Dunbar           Vice President

Linda A. Finnerty        Vice President

William C. Fisher        Vice President

Robert M. Frank          Vice President

Gerard J. Friscia        Vice President
                          & Controller

Andrew L. Gangolf        Vice President

Mark D. Gersten          Vice President         Treasurer & Chief
                                                Financial Officer
Joseph W. Gibson         Vice President

Troy L. Glawe            Vice President

Herbert H. Goldman       Vice President

James E. Gunter          Vice President

Alan Halfenger           Vice President

George R. Hrabovsky      Vice President

Valerie J. Hugo          Vice President

Robert H. Joseph, Jr.    Vice President
                          & Treasurer

Richard D. Keppler       Vice President

Sheila F. Lamb           Vice President

Thomas Leavitt, III      Vice President

Donna M. Lamback         Vice President

James M. Liptrot         Vice President

Christopher J. MacDonald Vice President

Daniel D. McGinley       Vice President

Maura A. McGrath         Vice President

Mark R. Manley           Vice President,
                         Counsel & Assistant
                         Secretary

Matthew P. Mintzer       Vice President

Nicole Nolan-Koester     Vice President

Robert T. Pigozzi        Vice President

James J. Posch           Vice President

Robert E. Powers         Vice President

Domenick Pugliese        Vice President

Bruce W. Reitz           Vice President

Dennis A. Sanford        Vice President

Raymond S. Sclafani      Vice President

J. William Strott, Jr.   Vice President

Richard E. Tambourine    Vice President

Nicholas K. Willett      Vice President

Neil S. Wood             Vice President

Emilie D. Wrapp          Vice President

Maria L. Carreras        Assistant Vice President

Sarah A. Chodera         Assistant Vice President

John W. Cronin           Assistant Vice President

Sohaila S. Farsheed      Assistant Vice President

Leon M. Fern             Assistant Vice President

William B. Hanigan       Assistant Vice President

Vicky M. Hayes           Assistant Vice President

Daniel M. Hazard         Assistant Vice President

John C. Hershock         Assistant Vice President

James J. Hill            Assistant Vice President

Kalen H. Holliday        Assistant Vice President

Thomas K. Intoccia       Assistant Vice President

Edward W. Kelly          Assistant Vice President

Patrick Look             Assistant Vice President
                          & Assistant Treasurer

Michael F. Mahoney       Assistant Vice President

Shawn P. McClain         Assistant Vice President

Thomas F. Monnerat       Assistant Vice President

Joanna D. Murray         Assistant Vice President

Jeanette M. Nardella     Assistant Vice President

Camilo  R. Pedraza       Assistant Vice President

Carol H. Rappa           Assistant Vice President

Karen C. Satterberg      Assistant Vice President

Robert M. Smith          Assistant Vice President

Joseph T. Tocyloski      Assistant Vice President


(c)   Not applicable.

ITEM 30.   Location of Accounts and Records.

           The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc. 500 Plaza Drive, Secaucus, New Jersey 07094 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225

           Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 31.   Management Services.
           Not applicable.

ITEM 32.   Undertakings.

           The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

           The Registrant undertakes to provide assistance to shareholders in communications concerning the removal of any Trustee of the Fund in accordance with Section
           16 of the Investment Company Act of 1940.

                            SIGNATURE


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration pursuant to Rule 485(b) under the Securites Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of October 1995.


                                  ALLIANCE MUNICIPAL TRUST

                                  by/s/ Ronald M. Whitehill
                                  ____________________________
                                        Ronald M. Whitehill
                                            President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


         Signature               Title            Date
         ________                _____            _____

1)  Principal
    Executive Officer

    /s/ Ronald M. Whitehill      President        October 24, 1995
    _______________________
    Ronald M. Whitehill

2)  Principal Financial and
    Accounting Officer

    /s/ Mark D. Gersten          Treasurer and    October 24, 1995
    ____________________         Chief Financial
    Mark D. Gersten              Officer

3)  All of the Trustees
    ___________________

    John D. Carifa               David K. Storrs
    Sam Y. Cross                 Shelby White
    Charles H.P. Duell           Dave H. Williams
    William H. Foulk, Jr.        John Winthrop
    Elizabeth McCormack

    by/s/ Edmund P. Bergan, Jr.                   October 24, 1995
    ___________________________
     (Attorney-in-fact)
        Edmund P. Bergan, Jr.

                        Index to Exhibits



                                                             Page

(11)     Consent of Independent Auditors

(27)     Financial Data Schedule












































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